JPMORGAN TRUST I

JPMorgan SmartRetirement Funds

JPMorgan SmartRetirement® Income Fund

JPMorgan SmartRetirement® 2020 Fund

JPMorgan SmartRetirement® 2025 Fund

JPMorgan SmartRetirement® 2030 Fund

JPMorgan SmartRetirement® 2035 Fund

JPMorgan SmartRetirement® 2040 Fund

JPMorgan SmartRetirement® 2045 Fund

JPMorgan SmartRetirement® 2050 Fund

JPMorgan SmartRetirement® 2055 Fund

JPMorgan SmartRetirement® 2060 Fund

JPMORGAN TRUST IV

J.P. Morgan Funds

JPMorgan SmartSpending 2015SM Fund

JPMorgan SmartSpending 2020SM Fund

(Class R2, Class R3, Class R4, Class R5 and Class R6 Shares)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated December 1, 2021 to the current

Prospectuses, as supplemented

Integration of SmartRetirement 2020-2060 and SmartSpending strategies. As previously supplemented on November 1, 2021, on or around March 18, 2022, each of the JPMorgan SmartRetirement 2020-2060 Funds (the “SR Funds”) anticipates modifying its investment strategy after it reaches its respective target retirement year (the year in its name) to incorporate the methodology used by the JPMorgan SmartSpending Funds, thereby integrating the two strategies.

Each of the SR Funds is intended for investors expecting to retire around its target retirement year. Each SR Fund provides exposure to a variety of asset classes through investments in underlying funds, and over time adjusts its asset allocation strategy according to its “glide path”. Upon reaching its target retirement year, each SR Fund is expected to be at or near its most conservative asset allocation, substantially similar to the JPMorgan SmartRetirement Income Fund and, prior to modifying its strategy, would have been merged into that Fund shortly thereafter.

Each JPMorgan SmartSpending Fund is intended for investors who retired on or around its target retirement year and intend to withdraw a portion of their investment in the Fund each year until 35 years after the target retirement year (target maturity year). Each JPMorgan SmartSpending Fund seeks to achieve a level of total return that supports shareholders systematically withdrawing a portion of their investment in the Fund each year until the target maturity year.

Each integrated SR Fund will be intended for investors who plan to retire around its target retirement year and then withdraw their investment in the Fund over time, throughout retirement until the target maturity year. The integrated SR Funds will use an asset allocation strategy designed with two main goals in mind: promoting asset accumulation prior to the target retirement year, which is the “Savings Phase”, and supporting investors withdrawing a portion of their investment in the integrated SR Fund each year over a 35-year period until the Fund’s target maturity year, which is the “Spending Phase”. As a result, each integrated SR Fund’s asset class allocations will change over time, generally becoming more conservative as the Fund approaches the target retirement year and then remaining relatively stable afterwards, throughout the Spending Phase. This means the strategy during the Savings Phase will generally start with a greater emphasis on global equity investments and gradually shift to a greater emphasis on global fixed income investments. During the Spending Phase, each integrated SR Fund will generally retain an emphasis on global fixed income investments. In addition, during the Spending Phase, the Adviser will produce an annual “sample withdrawal amount” that will be posted on the integrated SR Funds’ website. The sample withdrawal amount is a generic hypothetical example that seeks to estimate a percentage of an investor’s investment in the integrated SR Fund as of the beginning of the year that theoretically could be redeemed by an investor during that year while still allowing for redemptions in future years through the target maturity year. The sample withdrawal amount attempts to balance income needs in the current year against the need for income in the future. Investors may use the sample withdrawal amount as a consideration in determining how much of their investment to withdraw each year during the Spending Phase.

SUP-SR-1121-2

The integrated SR Funds will follow the glide path shown below.

Following its respective target retirement year, each integrated SR Fund’s glide path will be extended out 35 years past the target retirement year, covering the Spending Phase, instead of being merged into the SmartRetirement Income Fund at or around the target retirement year under its current strategy. During the Spending Phase, each integrated SR Fund will seek to achieve certain long-term risk and return targets that allow investors to withdraw a portion of their investment in the fund each year until the target maturity year. The integrated SR Funds are designed to be liquidated or merged into the JPMorgan SmartRetirement Income Fund at or around the target maturity year (or prior to the target maturity date if assets decline and the Advisor can no longer manage the Fund in-line with its investment goal).

The integrated SR Funds will periodically assess the asset allocations shown in the glide path taking into account various factors, such as past market performance, assumptions regarding future market performance, time horizon and data on the savings and spending behavior of investors, and may make adjustments. Based on those assessments, adjustments may be made to the glide path that include, among other things, modifying the existing allocations among asset classes, adding or removing asset classes or maintaining asset allocations for longer or shorter periods of time. As a result, the integrated SR Funds’ actual allocations may differ from what is shown in the glide path by +/- 15% and, if conditions are not favorable and substantial de-risking is necessary to preserve capital, by greater than +/- 15%.

JPMorgan SmartRetirement Income Fund

The JPMorgan SmartRetirement Income Fund is not part of the integration of strategies described above, other than the possibility of the integrated SR Funds being merged into the JPMorgan SmartRetirement Income Fund at or around the target maturity year, well in the future. The JPMorgan SmartRetirement Income Fund will not incorporate the methodology used by the JPMorgan SmartSpending Funds, or produce a sample withdrawal amount. Similar to the integrated SR Funds, however, the SmartRetirement Income Fund will invest in underlying funds and establish its asset allocations by focusing on various factors, such as past market performance, assumptions regarding future market performance, time horizon and data on the savings and spending behavior of investors. The Fund will have the ability to adjust its asset allocations by +/- 15% and, if conditions are not favorable and substantial de-risking is necessary to preserve capital, by greater than +/- 15%.

Changes to Current Strategic Target Allocations

The Adviser reviews the SR Funds’ and SmartRetirement Income Fund’s strategic target allocations at least annually and may make adjustments in its discretion, consistent with each Fund’s investment strategy. As part of this standard process, the Adviser recently reviewed the strategic target allocations and determined to adjust the overall allocation to equity from 91% to 94% at the start of the glide path and from 32.5% to 40% at the target retirement date and after. The Adviser also added a sub-asset class for U.S. Mid-Cap Equity, which was previously encompassed within the U.S. Small Cap Equity sub-asset class. In addition, the overall allocation to fixed income will decrease from 9% to 6% at the start of the glide path and from 62.5% to 55% at the target retirement date and after. The revised strategic target allocations for the SR Funds and the SmartRetirement Income Fund are noted below.

Years to Target Date	40+	35	30	25	20	15	10	5	0	-10	-20	-35
Equity	94.00%	94.00%	94.00%	94.00%	87.00%	78.00%	66.00%	53.00%	40.00%	40.00%	40.00%	40.00%
U.S. Large Cap Equity	46.05%	46.05%	46.05%	46.05%	42.65%	38.25%	32.35%	25.95%	19.60%	19.60%	19.60%	19.60%
U.S. Mid Cap Equity	5.65%	5.65%	5.65%	5.65%	5.20%	4.70%	3.95%	3.20%	2.40%	2.40%	2.40%	2.40%
U.S. Small Cap Equity	4.70%	4.70%	4.70%	4.70%	4.35%	3.90%	3.30%	2.65%	2.00%	2.00%	2.00%	2.00%
REITs	3.75%	3.75%	3.75%	3.75%	3.50%	3.10%	2.65%	2.10%	1.60%	1.60%	1.60%	1.60%
International Equity	23.05%	23.05%	23.05%	23.05%	21.30%	19.10%	16.15%	13.00%	9.80%	9.80%	9.80%	9.80%
Emerging Markets Equity	10.80%	10.80%	10.80%	10.80%	10.00%	8.95%	7.60%	6.10%	4.60%	4.60%	4.60%	4.60%
Fixed Income	6.00%	6.00%	6.00%	6.00%	13.00%	22.00%	34.00%	47.00%	55.00%	55.00%	55.00%	55.00%
U.S. Fixed Income	4.80%	4.80%	4.80%	4.80%	10.40%	17.60%	27.20%	34.60%	36.50%	36.50%	36.50%	36.50%
Inflation Managed	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	3.00%	7.50%	7.50%	7.50%	7.50%
High Yield Fixed Income	0.85%	0.85%	0.85%	0.85%	1.80%	3.10%	4.75%	6.60%	7.70%	7.70%	7.70%	7.70%
Emerging Markets Debt	0.35%	0.35%	0.35%	0.35%	0.80%	1.30%	2.05%	2.80%	3.30%	3.30%	3.30%	3.30%
Money Market Funds/Cash and Cash Equivalents	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	5.00%	5.00%	5.00%	5.00%
Money Market Funds/Cash and Cash Equivalents	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	5.00%	5.00%	5.00%	5.00%

The Adviser will implement these changes over time with the anticipated completion date coinciding with the integration of the strategies described above in March 2022. The overall allocations to equity, fixed income and cash and cash equivalent asset classes shown in the integrated SR Funds’ glide paths above reflect these changes.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES FOR FUTURE REFERENCE

Prospectus
JPMorgan SmartRetirement Funds
Class R2, Class R3, Class R4, Class R5 & Class R6 Shares
November 1, 2021, as supplemented December 1, 2021
JPMorgan SmartRetirement® Income Fund
Class/Ticker: R2/JSIZX; R3/JSIPX; R4/JSIQX; R5/JSIIX; R6/JSIYX
JPMorgan SmartRetirement® 2020 Fund
Class/Ticker: R2/JTTZX; R3/JTTPX; R4/JTTQX; R5/JTTIX; R6/JTTYX
JPMorgan SmartRetirement® 2025 Fund
Class/Ticker: R2/JNSZX; R3/JNSPX; R4/JNSQX; R5/JNSIX; R6/JNSYX
JPMorgan SmartRetirement® 2030 Fund
Class/Ticker: R2/JSMZX; R3/JSMNX; R4/JSMQX; R5/JSMIX; R6/JSMYX
JPMorgan SmartRetirement® 2035 Fund
Class/Ticker: R2/SRJZX; R3/SRJPX; R4/SRJQX; R5/SRJIX; R6/SRJYX
JPMorgan SmartRetirement® 2040 Fund
Class/Ticker: R2/SMTZX; R3/SMTPX; R4/SMTQX; R5/SMTIX; R6/SMTYX
JPMorgan SmartRetirement® 2045 Fund
Class/Ticker: R2/JSAZX; R3/JSAPX; R4/JSAQX; R5/JSAIX; R6/JSAYX
JPMorgan SmartRetirement® 2050 Fund
Class/Ticker: R2/JTSZX; R3/JTSPX; R4/JTSQX; R5/JTSIX; R6/JTSYX
JPMorgan SmartRetirement® 2055 Fund
Class/Ticker: R2/JFFRX; R3/JFFPX; R4/JFFQX; R5/JFFIX; R6/JFFYX
JPMorgan SmartRetirement® 2060 Fund
Class/Ticker: R2/JAKZX; R3/JAKPX; R4/JAKQX; R5/JAKIX; R6/JAKYX
The Securities and Exchange Commission and the Commodity Futures Trading Commission have not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

JPMorgan SmartRetirement® Income Fund
Class/Ticker: R2/JSIZX; R3/JSIPX; R4/JSIQX; R5/JSIIX; R6/JSIYX
What is the goal of the Fund?
The Fund seeks current income and some capital appreciation.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. “Acquired Fund (Underlying Fund) Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund (Underlying Fund) Fees and Expenses is included in the total returns of the Fund. Acquired Fund (Underlying Fund) Fees and Expenses are not direct costs of the Fund, are not used by the Fund to calculate its net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R2	Class R3	Class R4	Class R5	Class R6
Management Fees	NONE	NONE	NONE	NONE	NONE
Distribution (Rule 12b-1) Fees	0.50	0.25	NONE	NONE	NONE
Other Expenses	0.28	0.27	0.27	0.12	0.02
Service Fees	0.25	0.25	0.25	0.10	NONE
Remainder of Other Expenses	0.03	0.02	0.02	0.02	0.02
Acquired Fund (Underlying Fund) Fees and Expenses	0.40	0.40	0.40	0.40	0.40
Total Annual Fund Operating Expenses	1.18	0.92	0.67	0.52	0.42
Fee Waivers and/or Expense Reimbursements[1]	-0.04	-0.03	-0.03	-0.03	-0.03
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[1]	1.14	0.89	0.64	0.49	0.39
1
The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 0.75%, 0.50%, 0.25%, 0.10% and 0.00% of the average daily net assets of Class R2, Class R3, Class R4, Class R5 and Class R6 Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds for all Share Classes. These waivers are in effect through 10/31/22, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/22 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	116	371	645	1,428
CLASS R3 SHARES ($)	91	290	506	1,129
CLASS R4 SHARES ($)	65	211	370	832
CLASS R5 SHARES ($)	50	164	288	650
CLASS R6 SHARES ($)	40	132	232	527
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.
What are the Fund’s main investment strategies?
The JPMorgan SmartRetirement® Income Fund is a “fund of funds” that primarily invests in other mutual funds within the same group of investment companies, and is generally intended for investors who are retired or about to retire soon. The Fund is designed to provide exposure to a variety of asset classes through investments in underlying funds, with an emphasis on fixed income funds over equity funds and other funds. The
November 1, 2021  |  1

JPMorgan SmartRetirement® Income Fund (continued)
Fund’s strategic target allocations among various asset and sub-asset classes as of the date of this prospectus are set forth below:
Strategic Target Allocations[1]
Fixed Income	62.50%
U.S. Fixed Income	41.25%
Inflation Managed	7.50%
High Yield Fixed Income	10.00%
Emerging Markets Debt	3.75%
Equity	32.50%
U.S. Large Cap Equity	14.25%
U.S. Small/Mid Cap Equity	3.30%
REIT	1.95%
International Equity	9.75%
Emerging Markets Equity	3.25%
Money Market/Cash and Cash Equivalents	5.00%
Money Market/Cash and Cash Equivalents	5.00%
Commodities	0.00%
Commodities	0.00%
Note: Above allocations may not sum up to 100% due to rounding.
1
As of the date of this prospectus, the Fund utilizes mutual funds and, to a lesser extent, exchange-traded funds (ETFs) to implement its strategic target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its strategic target allocations in the future.
The table above shows the Fund’s long term strategic target allocations as of the date of this prospectus. The Fund’s actual allocations may differ due to changes to these strategic target allocations or due to tactical allocations. In establishing the Fund’s strategic target allocations, the Adviser focuses on asset classes and underlying funds that the Adviser believes will outperform the S&P Target Date Retirement Income Index (the Fund’s benchmark) and peer group over the long term. The Adviser will use tactical allocations to take advantage of short to intermediate term opportunities through a combination of positions in underlying funds and direct investments, including derivatives.
The Adviser will review the Fund’s strategic target allocations at least annually (generally, in the first quarter of each calendar year), and may adjust the targets in its discretion, consistent with the Fund’s investment strategy. These changes might include modifying the existing strategic target allocations among the asset and sub-asset classes or, among other things, adding or removing asset and sub-asset classes or maintaining long-term strategic target allocations for longer or shorter periods of time. Consistent with this strategy, the Fund’s strategic target allocations shown in the table above may be different from the Fund’s actual strategic target allocations by +/- 5% for the equity, fixed income, money market/cash and cash equivalents and commodity asset and sub-asset classes. Additionally, as a result of short to intermediate term tactical allocations, the Fund may deviate from the strategic target allocations at any given time by up to +/- 15% for fixed income, +/- 10% for equity, +/- 20% for money market/cash and cash equivalents and +/- 5% for commodity asset and sub-asset classes. The Adviser will review its tactical decisions on a periodic basis and may make modifications in its discretion.
As a result of the Adviser’s ability to make these modifications, the Fund’s actual allocations may differ from what is shown above. Updated information concerning the Fund’s strategic target allocations and actual allocations to underlying funds and investments is available in the Fund’s shareholder reports and on the Fund’s website from time to time.
In addition to investing in mutual funds within the same group of investment companies, the Fund may invest in ETFs within the same group of investment companies (together with mutual funds within the same group of investment companies, J.P. Morgan Funds) and may, for the limited purposes described below, also invest in market cap weighted index ETFs that are managed by unaffiliated investment advisers (unaffiliated passive ETFs) (collectively with the J.P. Morgan Funds, the underlying funds). Market-cap weighted ETFs are ETFs that seek to passively track, as closely as possible, an index comprised of stocks or bonds that are weighted by market capitalization or issuance outstanding, respectively. The Fund may also invest directly in securities and derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index such as futures. The Fund may use futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds.
The Adviser will select and substitute underlying funds. In selecting underlying funds, the Adviser expects to select J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Fund or that have superior returns. For actively-managed underlying funds, the Adviser limits its selection to J.P. Morgan Funds. For passive ETFs, the Adviser expects to use a J.P. Morgan ETF unless the Adviser determines the investment is not available. To the extent the Adviser determines that an investment in a J.P. Morgan passive ETF is not available, only then will the Adviser consider an unaffiliated underlying fund.
The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the Adviser’s expectations regarding particular instruments or markets are not met. The Fund is exposed to the risks summarized below through both its investments in underlying funds and its direct investments.

2  |  JPMorgan SmartRetirement Funds

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.
The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s performance and ability to meet its investment objective.
Investment Risk. The Fund is not a complete retirement program and there is no guarantee that the Fund will provide sufficient retirement income to an investor. Meeting your retirement goals is dependent upon many factors including the amount you save and the period over which you do so. You should consider your expected retirement date, individual retirement needs (i.e., how much money you expect to need), other expected income after retirement, inflation, other assets, and risk tolerance in choosing whether to invest in the Fund. Your risk tolerance may change over time and the Adviser may change the Fund’s strategic target allocation model. It is important that you re-evaluate your investment in the Fund periodically.
Investments in Mutual Funds and ETFs Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy and may also invest in unaffiliated passive ETFs, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s Adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the Adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest. In addition, the Adviser’s authority to allocate investments among J.P. Morgan Funds and unaffiliated ETFs creates conflicts of interest. For example, investing in J.P. Morgan Funds could cause the Fund to incur higher fees and will cause the Adviser and/or its affiliates to receive greater compensation, increase assets under management or support particular investment strategies or J.P. Morgan Funds.
Tactical Allocation Risk. The Adviser has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments listed above. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed above from time to time.
Income Securities Risk. Investments in income securities are subject to interest rate risk and credit risk. Certain underlying funds’ exposure to bonds and other debt securities will change in value based on changes in interest rates. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. Certain underlying funds invest in variable and floating rate loan assignments and participations (Loans) and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. An underlying fund may face a heightened level of interest rate risk due to certain changes in monetary policy. During periods when interest rates are low or there are negative interest rates, an underlying fund’s yield (and total return) also may be low or the underlying fund may be unable to maintain positive returns.
Income securities are also subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of certain underlying funds’ investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of an underlying fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may decline in value, face valuation difficulties, be more volatile and/or be illiquid. The risk of default for “sub-prime” mortgages is generally higher than other types of mortgage-backed securities. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.
Some of the underlying funds invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac)). Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the
November 1, 2021  |  3

JPMorgan SmartRetirement® Income Fund (continued)
United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of principal and interest. This would result in losses to an underlying fund. Securities issued by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.
The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, an underlying fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.
Equity Securities Risk. Investments in equity securities (such as stocks) are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s or the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of such securities goes down, the Fund’s investment decreases in value.
Real Estate Securities Risk. The Fund may be exposed through its direct investments or investments in underlying funds to real estate securities, including real estate investment trusts (REITs). These securities are subject to the same risks as direct investments in real estate and mortgages, which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors and, in the case of mortgages, credit risk, prepayment risk and extension risk. In addition, investments in REITS are subject to risks associated with management skill and creditworthiness of the issuer and underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds. Certain underlying funds are highly concentrated in real estate securities, including REITs.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in some of the underlying funds may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of an underlying fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.
For example, the outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world, including those in which the underlying funds invest. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures may continue to have a significant negative impact on the performance of the underlying fund’s investments, increase an underlying fund’s volatility, exacerbate pre-existing political, social and economic risks to an underlying fund, and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the underlying funds invest, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.
Foreign Securities and Emerging Markets Risk. Investments in foreign issuers and foreign securities (including depositary receipts) are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely.
4  |  JPMorgan SmartRetirement Funds

Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in emerging markets. Emerging market countries typically have less established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers. Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable. In addition, the Fund is limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular, in emerging markets countries.
High Yield Securities and Loan Risk. Certain underlying funds invest in junk bonds, Loans and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments are considered to be speculative and may be subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties, and potential illiquidity. Such investments are subject to additional risks including subordination to other creditors, no collateral or limited rights in collateral, lack of a regular trading market, extended settlement periods, liquidity risks, prepayment risks, potentially less protections under the federal securities laws and lack of publicly available information. High yield securities and Loans that are deemed to be liquid at the time of purchase may become illiquid.
In recent years, there has been a broad trend of weaker or less restrictive covenant protections in both the Loan and high yield markets. Among other things, under such weaker or less restrictive covenants, borrowers might be able to exercise more flexibility with respect to certain activities than borrowers who are subject to stronger or more protective covenants. For example, borrowers might be able to incur more debt, including secured debt, return more capital to shareholders, remove or reduce assets that are designated as collateral securing Loans or high yield securities, increase the claims against assets that are permitted against collateral securing Loans or high yield securities or otherwise manage their business in ways that could impact creditors negatively. In addition, certain privately held borrowers might be permitted to file less frequent, less detailed or less timely financial reporting or other information, which could negatively impact the value of the Loans or high yield securities issued by such borrowers. Each of these factors might negatively impact the Loans and high yield instruments held by the Fund.
No active trading market may exist for some instruments and certain investments may be subject to restrictions on resale. In addition, the settlement period for Loans is uncertain as there is no standardized settlement schedule applicable to such investments. Certain Loans may take more than seven days to settle. The inability to dispose of the underlying fund’s securities and other investments in a timely fashion could result in losses to the Fund and underlying fund. Because some instruments may have a more limited secondary market, liquidity and valuation risk is more pronounced for certain underlying funds than for underlying funds that invest primarily in other types of fixed income instruments or equity securities. When Loans and other instruments are prepaid, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for these securities, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Certain Loans may not be considered securities under the federal securities laws and, therefore, investments in such Loans may not be subject to certain protections under those laws. In addition, the adviser may not have access to material non-public information to which other investors may have access.
Smaller Company Risk. Investments in smaller companies may be riskier, less liquid, more volatile and more vulnerable to economic, market and industry changes than investment in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. As a result, changes in the price of debt or equity issued by such companies may be more sudden or erratic than the prices of other securities, especially over the short term.
Derivatives Risk. The underlying funds and the Fund may use derivatives, including futures contracts and exchange traded futures. Derivatives may be riskier than other investments and may increase the volatility of the Fund and the underlying funds. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s or an underlying fund’s original investment. Certain derivatives expose the Fund and the underlying funds to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligation (including credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund or the underlying fund do not have a claim on the reference assets and are subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund and the underlying funds may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund and underlying funds to risks of mispricing or improper valuation.
November 1, 2021  |  5

JPMorgan SmartRetirement® Income Fund (continued)
Inflation Managed Strategy Risk. The Fund may invest in underlying funds that utilize derivatives and debt securities to mimic a portfolio of inflation-protected bonds. There is no guarantee that this strategy will be effective. In addition, the Fund may be exposed to inflation-protected securities. Unlike conventional bonds, the principal and interest payments on inflation-protected securities such as Treasury Inflation Protected Securities (TIPS) are adjusted periodically to a specified rate of inflation (i.e., Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U)). Exposure to TIPS and other inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of a TIPS tends to decline when real interest rates increase.
Securities and Financial Instruments Risk. The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).
Industry and Sector Focus Risk. At times the underlying funds and the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the underlying funds and the Fund increase the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Transactions Risk. The Fund or an underlying fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, for both the Fund and underlying funds, large purchases of a fund’s shares may adversely affect the fund’s performance to the extent that the fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.
Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
You could lose money investing in the Fund.
The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R2 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years and ten years. The table compares the Fund’s performance to the performance of the S&P Target Date Retirement Income Index, a broad-based securities market index, and a composite benchmark. The composite benchmark for the Fund is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, Russell Midcap Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net of foreign withholding taxes), MSCI Emerging Markets Index (net of foreign withholding taxes, Bloomberg U.S. Aggregate Index; Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic target allocations of the Fund and is adjusted over time to correspond to changes in the strategic target allocations of the Fund. The performance of Class R3 Shares is based on the performance of Class A Shares (which are not offered in this prospectus) prior to the inception of Class R3 Shares. The actual returns for Class R3 Shares would have been different than those shown because Class R3 Shares have different expenses than Class A Shares. The performance of Class R4 Shares is based on the performance of Class I Shares (which are not offered in this prospectus) prior to the inception of Class R4 Shares. The actual returns for Class R4 Shares would have been different than those shown because Class R4 Shares have different expenses than Class I Shares. The performance of Class R6 Shares is based on the performance of Class R5 Shares prior to the inception of Class R6 Shares. The actual returns for Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
6  |  JPMorgan SmartRetirement Funds

YEAR-BY-YEAR RETURNS - CLASS R2 SHARES

Best Quarter	2nd quarter, 2020	8.99%
Worst Quarter	1st quarter, 2020	-9.54%

The Fund’s year-to-date total return	through	9/30/21	was	2.90%	.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2020)
	Past 1 Year	Past 5 Years	Past 10 Years
CLASS R2 SHARES
Return Before Taxes	9.24%	6.34%	5.22%
Return After Taxes on Distributions	7.89	4.68	3.94
Return After Taxes on Distributions and Sale of Fund Shares	5.94	4.56	3.73
CLASS R3 SHARES
Return Before Taxes	9.49	6.57	5.46
CLASS R4 SHARES
Return Before Taxes	9.72	6.81	5.64
CLASS R5 SHARES
Return Before Taxes	9.97	6.99	5.80
CLASS R6 SHARES
Return Before Taxes	10.02	7.08	5.85
S&P TARGET DATE RETIREMENT INCOME INDEX (Reflects No Deduction for Fees, Expenses, or Taxes)	8.81	6.50	5.47
JPM SMARTRETIREMENT INCOME COMPOSITE BENCHMARK (Reflects No Deduction for Fees, Expenses, or Taxes)	9.46	7.36	5.93
After-tax returns are shown only for the Class R2 Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Management
J.P. Morgan Investment Management Inc. (the adviser)
Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser
Daniel Oldroyd	2010	Managing Director
Silvia Trillo	2019	Managing Director
Jeffrey A. Geller	2008	Managing Director
Purchase and Sale of Fund Shares
There are no minimum or maximum purchase requirements with respect to Class R2, Class R3, Class R4 or Class R5 Shares.
For Class R6 Shares
To establish an account	$5,000,000 for Discretionary Accounts
$5,000,000 for Institutional Investors
$15,000,000 for Other Investors
To add to an account	No minimum levels
There is no investment minimum for other Class R6 eligible investors, as described in the “Investing with J.P.Morgan Funds — Choosing a Share Class — Eligibility” section.
In general, you may purchase or redeem shares on any business day:
•
Through your Financial Intermediary or the eligible retirement plan or college savings plan through which you invest in the Fund
•
By writing to J.P. Morgan Funds Services, P.O. Box 219143, Kansas City, MO 64121-9143
•
After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111
Tax Information
The Fund does not intend to make distributions that may be taxed as ordinary income or capital gains because your investment is in a 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or
November 1, 2021  |  7

JPMorgan SmartRetirement® Income Fund (continued)
financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
8  |  JPMorgan SmartRetirement Funds

JPMorgan SmartRetirement® 2020 Fund
Class/Ticker: R2/JTTZX; R3/JTTPX; R4/JTTQX; R5/JTTIX; R6/JTTYX
What is the goal of the Fund?
The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. “Acquired Fund (Underlying Fund) Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund (Underlying Fund) Fees and Expenses is included in the total returns of the Fund. Acquired Fund (Underlying Fund) Fees and Expenses are not direct costs of the Fund, are not used by the Fund to calculate its net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R2	Class R3	Class R4	Class R5	Class R6
Management Fees	NONE	NONE	NONE	NONE	NONE
Distribution (Rule 12b-1) Fees	0.50	0.25	NONE	NONE	NONE
Other Expenses	0.27	0.26	0.26	0.11	0.01
Service Fees	0.25	0.25	0.25	0.10	NONE
Remainder of Other Expenses	0.02	0.01	0.01	0.01	0.01
Acquired Fund (Underlying Fund) Fees and Expenses	0.40	0.40	0.40	0.40	0.40
Total Annual Fund Operating Expenses	1.17	0.91	0.66	0.51	0.41
Fee Waivers and/or Expense Reimbursements[1]	-0.02	-0.01	-0.01	-0.01	-0.01
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[1]	1.15	0.90	0.65	0.50	0.40
1
The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 0.75%, 0.50%, 0.25%, 0.10% and 0.00% of the average daily net assets of Class R2, Class R3, Class R4, Class R5 and Class R6 Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/22, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/22 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	117	370	642	1,419
CLASS R3 SHARES ($)	92	289	503	1,119
CLASS R4 SHARES ($)	66	210	367	822
CLASS R5 SHARES ($)	51	163	284	640
CLASS R6 SHARES ($)	41	131	229	517
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.
November 1, 2021  |  9

JPMorgan SmartRetirement® 2020 Fund (continued)
What are the Fund’s main investment strategies?
The JPMorgan SmartRetirement® 2020 Fund is a “fund of funds” that primarily invests in other mutual funds within the same group of investment companies, and is generally intended for investors expecting to retire around the year 2020 (target retirement date). The Fund is designed to provide exposure to a variety of asset classes through investments in underlying funds, and over time the Fund’s asset allocation strategy will change. The “glide path” depicted in the chart below shows how the Fund’s strategic target allocations among asset and sub-asset classes generally become more conservative as the target retirement date approaches (i.e., more emphasis on fixed income and less on equity). The table accompanying the chart is simply the glide path in tabular form.

Strategic Target Allocations[1]
Years to Target Date	40+	35	30	25	20	15	10	5	0	-5	-10
Equity	91.00%	91.00%	91.00%	91.00%	82.00%	73.00%	61.00%	48.50%	32.50%	32.50%	32.50%
U.S. Large Cap Equity	39.95%	39.95%	39.95%	39.95%	35.95%	32.10%	26.80%	21.30%	14.25%	14.25%	14.25%
U.S. Small/Mid Cap Equity	9.20%	9.20%	9.20%	9.20%	8.30%	7.35%	6.15%	4.90%	3.30%	3.30%	3.30%
REIT	5.45%	5.45%	5.45%	5.45%	4.95%	4.35%	3.65%	2.90%	1.95%	1.95%	1.95%
International Equity	27.30%	27.30%	27.30%	27.30%	24.60%	21.90%	18.30%	14.55%	9.75%	9.75%	9.75%
Emerging Markets Equity	9.10%	9.10%	9.10%	9.10%	8.20%	7.30%	6.10%	4.85%	3.25%	3.25%	3.25%
Commodities	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Commodities	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fixed Income	9.00%	9.00%	9.00%	9.00%	18.00%	27.00%	39.00%	51.50%	62.50%	62.50%	62.50%
U.S. Fixed Income	6.10%	6.10%	6.10%	6.10%	13.70%	21.60%	31.20%	38.15%	41.25%	41.25%	41.25%
Inflation Managed	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	3.00%	7.50%	7.50%	7.50%
High Yield Fixed Income	1.95%	1.95%	1.95%	1.95%	2.80%	3.40%	5.00%	7.15%	10.00%	10.00%	10.00%
Emerging Markets Debt	0.95%	0.95%	0.95%	0.95%	1.50%	2.00%	2.80%	3.20%	3.75%	3.75%	3.75%
Money Market/Cash and Cash Equivalents	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	5.00%	5.00%	5.00%
Money Market/Cash and Cash Equivalents	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	5.00%	5.00%	5.00%
Note: Above allocations may not sum up to 100% due to rounding.
1
As of the date of this prospectus, the Fund utilizes mutual funds and, to a lesser extent, exchange-traded funds (ETFs) to implement its strategic target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its strategic target allocations in the future.
10  |  JPMorgan SmartRetirement Funds

The glide path shows the Fund’s long term strategic target allocations as of the date of this prospectus. The Fund’s actual allocations may differ due to changes to these strategic target allocations or due to tactical allocations. In establishing the Fund’s strategic target allocations, the Adviser focuses on asset classes and underlying funds that the Adviser believes will outperform the S&P Target Date 2020 Index (the Fund’s benchmark) and peer group over the long term. The Adviser will use tactical allocations to take advantage of short to intermediate term opportunities through a combination of positions in underlying funds and direct investments, including derivatives.
The Adviser will review the Fund’s strategic target allocations shown in the glide path at least annually (generally, in the first quarter of each calendar year), and may adjust the targets in its discretion, consistent with the Fund’s investment strategy. These changes might include modifying the existing strategic target allocations among the asset and sub-asset classes or, among other things, adding or removing asset and sub-asset classes or maintaining long-term strategic target allocations for longer or shorter periods of time. Consistent with this strategy, the Fund’s strategic target allocations shown in the glide path and table above may be different from the Fund’s actual strategic target allocations by +/- 5% for the equity, fixed income, money market/cash and cash equivalents and commodity asset and sub-asset classes. Additionally, as a result of short to intermediate term tactical allocations, the Fund may deviate from the strategic target allocations at any given time by up to +/- 15% for fixed income, +/- 10% for equity, +/- 20% for money market/cash and cash equivalents and +/- 5% for commodity asset and sub-asset classes. The Adviser will review its tactical decisions on a periodic basis and may make modifications in its discretion.
As a result of the Adviser’s ability to make these modifications, the Fund’s actual allocations may differ from what is shown in the glide path and table above. Updated information concerning the Fund’s strategic target allocations and actual allocations to underlying funds and investments is available in the Fund’s shareholder reports and on the Fund’s website from time to time.
The Fund is a “to” target date fund. This means that the Fund intends to reach its most conservative strategic target allocations around the end of the year of the target retirement date. When the strategic target allocations of the Fund are substantially the same as those of the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees.
In addition to investing in mutual funds within the same group of investment companies, the Fund may invest in ETFs within the same group of investment companies (together with mutual funds within the same group of investment companies, J.P. Morgan Funds) and may, for the limited purposes described below, also invest in market cap weighted index ETFs that are managed by unaffiliated investment advisers (unaffiliated passive ETFs) (collectively with the J.P. Morgan Funds, the underlying funds). Market-cap weighted ETFs are ETFs that seek to passively track, as closely as possible, an index comprised of stocks or bonds that are weighted by market capitalization or issuance outstanding, respectively. The Fund may also invest directly in securities and derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index such as futures. The Fund may use futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds.
The Adviser will select and substitute underlying funds. In selecting underlying funds, the Adviser expects to select J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Fund or that have superior returns. For actively-managed underlying funds, the Adviser limits its selection to J.P. Morgan Funds. For passive ETFs, the Adviser expects to use a J.P. Morgan ETF unless the Adviser determines the investment is not available. To the extent the Adviser determines that an investment in a J.P. Morgan passive ETF is not available, only then will the Adviser consider an unaffiliated underlying fund.
The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the Adviser’s expectations regarding particular instruments or markets are not met. The Fund is exposed to the risks summarized below through both its investments in underlying funds and its direct investments.
An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.
The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s performance and ability to meet its investment objective.
Investment Risk. The Fund is not a complete retirement program and there is no guarantee that the Fund will provide sufficient retirement income to an investor. Meeting your retirement goals is dependent upon many factors including the amount you save and the period over which you do so. You should consider your expected retirement date, individual retirement needs (i.e., how much money you expect to need), other expected income after retirement, inflation, other assets, and
November 1, 2021  |  11

JPMorgan SmartRetirement® 2020 Fund (continued)
risk tolerance in choosing whether to invest in the Fund. Your risk tolerance may change over time and the Adviser may change the Fund’s strategic target allocation model. It is important that you re-evaluate your investment in the Fund periodically.
Investments in Mutual Funds and ETFs Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy and may also invest in unaffiliated passive ETFs, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s Adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the Adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest. In addition, the Adviser’s authority to allocate investments among J.P. Morgan Funds and unaffiliated ETFs creates conflicts of interest. For example, investing in J.P. Morgan Funds could cause the Fund to incur higher fees and will cause the Adviser and/or its affiliates to receive greater compensation, increase assets under management or support particular investment strategies or J.P. Morgan Funds.
Tactical Allocation Risk. The Adviser has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments shown in the glide path. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed in the glide path from time to time.
Equity Securities Risk. Investments in equity securities (such as stocks) are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s or the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of such securities goes down, the Fund’s investment decreases in value.
Smaller Company Risk. Investments in smaller companies may be riskier, less liquid, more volatile and more vulnerable to economic, market and industry changes than investment in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. As a result, changes in the price of debt or equity issued by such companies may be more sudden or erratic than the prices of other securities, especially over the short term.
Income Securities Risk. Investments in income securities are subject to interest rate risk and credit risk. Certain underlying funds’ exposure to bonds and other debt securities will change in value based on changes in interest rates. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. Certain underlying funds invest in variable and floating rate loan assignments and participations (Loans) and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. An underlying fund may face a heightened level of interest rate risk due to certain changes in monetary policy. During periods when interest rates are low or there are negative interest rates, an underlying fund’s yield (and total return) also may be low or the underlying fund may be unable to maintain positive returns.
Income securities are also subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of certain underlying funds’ investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of an underlying fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may decline in value, face valuation difficulties, be more volatile and/or be illiquid. The risk of default for “sub-prime” mortgages is generally higher than other types of mortgage-backed securities. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.
Some of the underlying funds invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac)). Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that
12  |  JPMorgan SmartRetirement Funds

these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of principal and interest. This would result in losses to an underlying fund. Securities issued by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.
The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, an underlying fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.
High Yield Securities and Loan Risk. Certain underlying funds invest in junk bonds, Loans and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments are considered to be speculative and may be subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties, and potential illiquidity. Such investments are subject to additional risks including subordination to other creditors, no collateral or limited rights in collateral, lack of a regular trading market, extended settlement periods, liquidity risks, prepayment risks, potentially less protections under the federal securities laws and lack of publicly available information. High yield securities and Loans that are deemed to be liquid at the time of purchase may become illiquid.
In recent years, there has been a broad trend of weaker or less restrictive covenant protections in both the Loan and high yield markets. Among other things, under such weaker or less restrictive covenants, borrowers might be able to exercise more flexibility with respect to certain activities than borrowers who are subject to stronger or more protective covenants. For example, borrowers might be able to incur more debt, including secured debt, return more capital to shareholders, remove or reduce assets that are designated as collateral securing Loans or high yield securities, increase the claims against assets that are permitted against collateral securing Loans or high yield securities or otherwise manage their business in ways that could impact creditors negatively. In addition, certain privately held borrowers might be permitted to file less frequent, less detailed or less timely financial reporting or other information, which could negatively impact the value of the Loans or high yield securities issued by such borrowers. Each of these factors might negatively impact the Loans and high yield instruments held by the Fund.
No active trading market may exist for some instruments and certain investments may be subject to restrictions on resale. In addition, the settlement period for Loans is uncertain as there is no standardized settlement schedule applicable to such investments. Certain Loans may take more than seven days to settle. The inability to dispose of the underlying fund’s securities and other investments in a timely fashion could result in losses to the Fund and underlying fund. Because some instruments may have a more limited secondary market, liquidity and valuation risk is more pronounced for certain underlying funds than for underlying funds that invest primarily in other types of fixed income instruments or equity securities. When Loans and other instruments are prepaid, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for these securities, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Certain Loans may not be considered securities under the federal securities laws and, therefore, investments in such Loans may not be subject to certain protections under those laws. In addition, the adviser may not have access to material non-public information to which other investors may have access.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in some of the underlying funds may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of an underlying fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.
For example, the outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world, including those in which the underlying funds invest. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures may continue to have a significant negative impact on the performance of the underlying fund’s investments, increase an underlying fund’s volatility, exacerbate pre-existing political, social and economic risks to an underlying fund, and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the underlying funds invest, or the issuers of such instruments, in ways that could have a
November 1, 2021  |  13

JPMorgan SmartRetirement® 2020 Fund (continued)
significant negative impact on the Fund’s investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.
Foreign Securities and Emerging Markets Risk. Investments in foreign issuers and foreign securities (including depositary receipts) are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely.
Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in emerging markets. Emerging market countries typically have less established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers. Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable.  In addition, the Fund is limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular, in emerging markets countries.
Real Estate Securities Risk. The Fund may be exposed through its direct investments or investments in underlying funds to real estate securities, including real estate investment trusts (REITs). These securities are subject to the same risks as direct investments in real estate and mortgages, which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors and, in the case of mortgages, credit risk, prepayment risk and extension risk. In addition, investments in REITS are subject to risks associated with management skill and creditworthiness of the issuer and underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds. Certain underlying funds are highly concentrated in real estate securities, including REITs.
Derivatives Risk. The underlying funds and the Fund may use derivatives, including futures contracts and exchange traded futures. Derivatives may be riskier than other investments and may increase the volatility of the Fund and the underlying funds. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s or an underlying fund’s original investment. Certain derivatives expose the Fund and the underlying funds to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligation (including credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund or the underlying fund do not have a claim on the reference assets and are subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund and the underlying funds may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund and underlying funds to risks of mispricing or improper valuation.
Inflation Managed Strategy Risk. The Fund may invest in underlying funds that utilize derivatives and debt securities to mimic a portfolio of inflation-protected bonds. There is no guarantee that this strategy will be effective. In addition, the Fund may be exposed to inflation-protected securities. Unlike conventional bonds, the principal and interest payments on inflation-protected securities such as Treasury Inflation Protected Securities (TIPS) are adjusted periodically to a specified rate of inflation (i.e., Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U)). Exposure to TIPS and other inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of a TIPS tends to decline when real interest rates increase.
Securities and Financial Instruments Risk. The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).
Industry and Sector Focus Risk. At times the underlying funds and the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic
14  |  JPMorgan SmartRetirement Funds

resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the underlying funds and the Fund increase the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Transactions Risk. The Fund or an underlying fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, for both the Fund and underlying funds, large purchases of a fund’s shares may adversely affect the fund’s performance to the extent that the fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.
Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
You could lose money investing in the Fund.
The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R2 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years and ten years. The table compares the Fund’s performance to the performance of the S&P Target Date 2020 Index, a broad-based securities market index, and a composite benchmark. The composite benchmark for the Fund is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, Russell Midcap Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net of foreign withholding taxes), MSCI Emerging Markets Index (net of foreign withholding taxes, Bloomberg U.S. Aggregate Index; Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic target allocations of the Fund and is adjusted over time to correspond to changes in the strategic target allocations of the Fund. The performance of Class R3 Shares is based on the performance of Class A Shares (which are not offered in this prospectus) prior to the inception of Class R3 Shares. The actual returns for Class R3 Shares would have been different than those shown because Class R3 Shares have different expenses than Class A Shares. The performance of Class R4 Shares is based on the performance of Class I Shares (which are not offered in this prospectus) prior to the inception of Class R4 Shares. The actual returns for Class R4 Shares would have been different than those shown because Class R4 Shares have different expenses than Class I Shares.
The performance of Class R6 Shares is based on the performance of Class R5 Shares prior to the inception of Class R6 Shares. The actual returns for Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
YEAR-BY-YEAR RETURNS - CLASS R2 SHARES

Best Quarter	2nd quarter, 2020	9.45%
Worst Quarter	3rd quarter, 2011	-11.38%

The Fund’s year-to-date total return	through	9/30/21	was	2.95%	.
November 1, 2021  |  15

JPMorgan SmartRetirement® 2020 Fund (continued)

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2020)
	Past 1 Year	Past 5 Years	Past 10 Years
CLASS R2 SHARES
Return Before Taxes	9.60%	7.19%	6.60%
Return After Taxes on Distributions	8.22	5.45	5.23
Return After Taxes on Distributions and Sale of Fund Shares	6.21	5.24	4.87
CLASS R3 SHARES
Return Before Taxes	9.90	7.43	6.85
CLASS R4 SHARES
Return Before Taxes	10.19	7.68	7.03
CLASS R5 SHARES
Return Before Taxes	10.31	7.85	7.19
CLASS R6 SHARES
Return Before Taxes	10.48	7.95	7.25
S&P TARGET DATE 2020 INDEX (Reflects No Deduction for Fees, Expenses, or Taxes)	10.24	8.29	7.29
JPM SMARTRETIREMENT 2020 COMPOSITE BENCHMARK (Reflects No Deduction for Fees, Expenses, or Taxes)	9.63	8.20	7.25
After-tax returns are shown only for the Class R2 Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Management
J.P. Morgan Investment Management Inc. (the adviser)
Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser
Daniel Oldroyd	2010	Managing Director
Silvia Trillo	2019	Managing Director
Jeffrey A. Geller	2008	Managing Director
Purchase and Sale of Fund Shares
There are no minimum or maximum purchase requirements with respect to Class R2, Class R3, Class R4 or Class R5 Shares.
For Class R6 Shares
To establish an account	$5,000,000 for Discretionary Accounts
$5,000,000 for Institutional Investors
$15,000,000 for Other Investors
To add to an account	No minimum levels
There is no investment minimum for other Class R6 eligible investors, as described in the “Investing with J.P.Morgan Funds — Choosing a Share Class — Eligibility” section.
In general, you may purchase or redeem shares on any business day:
•
Through your Financial Intermediary or the eligible retirement plan or college savings plan through which you invest in the Fund
•
By writing to J.P. Morgan Funds Services, P.O. Box 219143, Kansas City, MO 64121-9143
•
After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111
Tax Information
The Fund does not intend to make distributions that may be taxed as ordinary income or capital gains because your investment is in a 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
16  |  JPMorgan SmartRetirement Funds

JPMorgan SmartRetirement® 2025 Fund
Class/Ticker: R2/JNSZX; R3/JNSPX; R4/JNSQX; R5/JNSIX; R6/JNSYX
What is the goal of the Fund?
The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. “Acquired Fund (Underlying Fund) Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund (Underlying Fund) Fees and Expenses is included in the total returns of the Fund. Acquired Fund (Underlying Fund) Fees and Expenses are not direct costs of the Fund, are not used by the Fund to calculate its net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R2	Class R3	Class R4	Class R5	Class R6
Management Fees	NONE	NONE	NONE	NONE	NONE
Distribution (Rule 12b-1) Fees	0.50	0.25	NONE	NONE	NONE
Other Expenses	0.27	0.27	0.26	0.11	0.01
Service Fees	0.25	0.25	0.25	0.10	NONE
Remainder of Other Expenses	0.02	0.02	0.01	0.01	0.01
Acquired Fund (Underlying Fund) Fees and Expenses	0.41	0.41	0.41	0.41	0.41
Total Annual Fund Operating Expenses	1.18	0.93	0.67	0.52	0.42
Fee Waivers and/or Expense Reimbursements[1]	-0.02	-0.02	-0.01	-0.01	-0.01
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[1]	1.16	0.91	0.66	0.51	0.41
1
The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 0.75%, 0.50%, 0.25%, 0.10% and 0.00% of the average daily net assets of Class R2, Class R3, Class R4, Class R5 and Class R6 Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/22, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/22 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	118	373	647	1,430
CLASS R3 SHARES ($)	93	294	513	1,141
CLASS R4 SHARES ($)	67	213	372	834
CLASS R5 SHARES ($)	52	166	290	652
CLASS R6 SHARES ($)	42	134	234	529
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.
November 1, 2021  |  17

JPMorgan SmartRetirement® 2025 Fund (continued)
What are the Fund’s main investment strategies?
The JPMorgan SmartRetirement® 2025 Fund is a “fund of funds” that primarily invests in other mutual funds within the same group of investment companies, and is generally intended for investors expecting to retire around the year 2025 (target retirement date). The Fund is designed to provide exposure to a variety of asset classes through investments in underlying funds, and over time the Fund’s asset allocation strategy will change. The “glide path” depicted in the chart below shows how the Fund’s strategic target allocations among asset and sub-asset classes generally become more conservative as the target retirement date approaches (i.e., more emphasis on fixed income and less on equity). The table accompanying the chart is simply the glide path in tabular form.

Strategic Target Allocations[1]
Years to Target Date	40+	35	30	25	20	15	10	5	0	-5	-10
Equity	91.00%	91.00%	91.00%	91.00%	82.00%	73.00%	61.00%	48.50%	32.50%	32.50%	32.50%
U.S. Large Cap Equity	39.95%	39.95%	39.95%	39.95%	35.95%	32.10%	26.80%	21.30%	14.25%	14.25%	14.25%
U.S. Small/Mid Cap Equity	9.20%	9.20%	9.20%	9.20%	8.30%	7.35%	6.15%	4.90%	3.30%	3.30%	3.30%
REIT	5.45%	5.45%	5.45%	5.45%	4.95%	4.35%	3.65%	2.90%	1.95%	1.95%	1.95%
International Equity	27.30%	27.30%	27.30%	27.30%	24.60%	21.90%	18.30%	14.55%	9.75%	9.75%	9.75%
Emerging Markets Equity	9.10%	9.10%	9.10%	9.10%	8.20%	7.30%	6.10%	4.85%	3.25%	3.25%	3.25%
Commodities	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Commodities	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fixed Income	9.00%	9.00%	9.00%	9.00%	18.00%	27.00%	39.00%	51.50%	62.50%	62.50%	62.50%
U.S. Fixed Income	6.10%	6.10%	6.10%	6.10%	13.70%	21.60%	31.20%	38.15%	41.25%	41.25%	41.25%
Inflation Managed	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	3.00%	7.50%	7.50%	7.50%
High Yield Fixed Income	1.95%	1.95%	1.95%	1.95%	2.80%	3.40%	5.00%	7.15%	10.00%	10.00%	10.00%
Emerging Markets Debt	0.95%	0.95%	0.95%	0.95%	1.50%	2.00%	2.80%	3.20%	3.75%	3.75%	3.75%
Money Market/Cash and Cash Equivalents	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	5.00%	5.00%	5.00%
Money Market/Cash and Cash Equivalents	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	5.00%	5.00%	5.00%
Note: Above allocations may not sum up to 100% due to rounding.
1
As of the date of this prospectus, the Fund utilizes mutual funds and, to a lesser extent, exchange-traded funds (ETFs) to implement its strategic target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its strategic target allocations in the future.
18  |  JPMorgan SmartRetirement Funds

The glide path shows the Fund’s long term strategic target allocations as of the date of this prospectus. The Fund’s actual allocations may differ due to changes to these strategic target allocations or due to tactical allocations. In establishing the Fund’s strategic target allocations, the Adviser focuses on asset classes and underlying funds that the Adviser believes will outperform the S&P Target Date 2025 Index (the Fund’s benchmark) and peer group over the long term. The Adviser will use tactical allocations to take advantage of short to intermediate term opportunities through a combination of positions in underlying funds and direct investments, including derivatives.
The Adviser will review the Fund’s strategic target allocations shown in the glide path at least annually (generally, in the first quarter of each calendar year), and may adjust the targets in its discretion, consistent with the Fund’s investment strategy. These changes might include modifying the existing strategic target allocations among the asset and sub-asset classes or, among other things, adding or removing asset and sub-asset classes or maintaining long-term strategic target allocations for longer or shorter periods of time. Consistent with this strategy, the Fund’s strategic target allocations shown in the glide path and table above may be different from the Fund’s actual strategic target allocations by +/- 5% for the equity, fixed income, money market/cash and cash equivalents and commodity asset and sub-asset classes. Additionally, as a result of short to intermediate term tactical allocations, the Fund may deviate from the strategic target allocations at any given time by up to +/- 10% for equity, +/- 15% for fixed income, +/- 20% for money market/cash and cash equivalents and +/- 5% for commodity asset and sub-asset classes. The Adviser will review its tactical decisions on a periodic basis and may make modifications in its discretion.
As a result of the Adviser’s ability to make these modifications, the Fund’s actual allocations may differ from what is shown in the glide path and table above. Updated information concerning the Fund’s strategic target allocations and actual allocations to underlying funds and investments is available in the Fund’s shareholder reports and on the Fund’s website from time to time.
The Fund is a “to” target date fund. This means that the Fund intends to reach its most conservative strategic target allocations around the end of the year of the target retirement date. When the strategic target allocations of the Fund are substantially the same as those of the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees.
In addition to investing in mutual funds within the same group of investment companies, the Fund may invest in ETFs within the same group of investment companies (together with mutual funds within the same group of investment companies, J.P. Morgan Funds) and may, for the limited purposes described below, also invest in market cap weighted index ETFs that are managed by unaffiliated investment advisers (unaffiliated passive ETFs) (collectively with the J.P. Morgan Funds, the underlying funds). Market-cap weighted ETFs are ETFs that seek to passively track, as closely as possible, an index comprised of stocks or bonds that are weighted by market capitalization or issuance outstanding, respectively. The Fund may also invest directly in securities and derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index such as futures. The Fund may use futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds.
The Adviser will select and substitute underlying funds. In selecting underlying funds, the Adviser expects to select J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Fund or that have superior returns. For actively-managed underlying funds, the Adviser limits its selection to J.P. Morgan Funds. For passive ETFs, the Adviser expects to use a J.P. Morgan ETF unless the Adviser determines the investment is not available. To the extent the Adviser determines that an investment in a J.P. Morgan passive ETF is not available, only then will the Adviser consider an unaffiliated underlying fund.
The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the Adviser’s expectations regarding particular instruments or markets are not met. The Fund is exposed to the risks summarized below through both its investments in underlying funds and its direct investments.
An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.
The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s performance and ability to meet its investment objective.
Investment Risk. The Fund is not a complete retirement program and there is no guarantee that the Fund will provide sufficient retirement income to an investor. Meeting your retirement goals is dependent upon many factors including the amount you save and the period over which you do so. You should consider your expected retirement date, individual retirement needs (i.e., how much money you expect to need), other expected income after retirement, inflation, other assets, and
November 1, 2021  |  19

JPMorgan SmartRetirement® 2025 Fund (continued)
risk tolerance in choosing whether to invest in the Fund. Your risk tolerance may change over time and the Adviser may change the Fund’s strategic target allocation model. It is important that you re-evaluate your investment in the Fund periodically.
Investments in Mutual Funds and ETFs Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy and may also invest in unaffiliated passive ETFs, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s Adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the Adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest. In addition, the Adviser’s authority to allocate investments among J.P. Morgan Funds and unaffiliated ETFs creates conflicts of interest. For example, investing in J.P. Morgan Funds could cause the Fund to incur higher fees and will cause the Adviser and/or its affiliates to receive greater compensation, increase assets under management or support particular investment strategies or J.P. Morgan Funds.
Tactical Allocation Risk. The Adviser has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments shown in the glide path. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed in the glide path from time to time.
Equity Securities Risk. Investments in equity securities (such as stocks) are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s or the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of such securities goes down, the Fund’s investment decreases in value.
Income Securities Risk. Investments in income securities are subject to interest rate risk and credit risk. Certain underlying funds’ exposure to bonds and other debt securities will change in value based on changes in interest rates. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. Certain underlying funds invest in variable and floating rate loan assignments and participations (Loans) and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. An underlying fund may face a heightened level of interest rate risk due to certain changes in monetary policy. During periods when interest rates are low or there are negative interest rates, an underlying fund’s yield (and total return) also may be low or the underlying fund may be unable to maintain positive returns.
Income securities are also subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of certain underlying funds’ investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of an underlying fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may decline in value, face valuation difficulties, be more volatile and/or be illiquid. The risk of default for “sub-prime” mortgages is generally higher than other types of mortgage-backed securities. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.
Some of the underlying funds invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac)). Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of principal and interest. This would result in losses to an underlying fund. Securities issued by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will
20  |  JPMorgan SmartRetirement Funds

provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.
The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, an underlying fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.
High Yield Securities and Loan Risk. Certain underlying funds invest in junk bonds, Loans and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments are considered to be speculative and may be subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties, and potential illiquidity. Such investments are subject to additional risks including subordination to other creditors, no collateral or limited rights in collateral, lack of a regular trading market, extended settlement periods, liquidity risks, prepayment risks, potentially less protections under the federal securities laws and lack of publicly available information. High yield securities and Loans that are deemed to be liquid at the time of purchase may become illiquid.
In recent years, there has been a broad trend of weaker or less restrictive covenant protections in both the Loan and high yield markets. Among other things, under such weaker or less restrictive covenants, borrowers might be able to exercise more flexibility with respect to certain activities than borrowers who are subject to stronger or more protective covenants. For example, borrowers might be able to incur more debt, including secured debt, return more capital to shareholders, remove or reduce assets that are designated as collateral securing Loans or high yield securities, increase the claims against assets that are permitted against collateral securing Loans or high yield securities or otherwise manage their business in ways that could impact creditors negatively. In addition, certain privately held borrowers might be permitted to file less frequent, less detailed or less timely financial reporting or other information, which could negatively impact the value of the Loans or high yield securities issued by such borrowers. Each of these factors might negatively impact the Loans and high yield instruments held by the Fund.
No active trading market may exist for some instruments and certain investments may be subject to restrictions on resale. In addition, the settlement period for Loans is uncertain as there is no standardized settlement schedule applicable to such investments. Certain Loans may take more than seven days to settle. The inability to dispose of the underlying fund’s securities and other investments in a timely fashion could result in losses to the Fund and underlying fund. Because some instruments may have a more limited secondary market, liquidity and valuation risk is more pronounced for certain underlying funds than for underlying funds that invest primarily in other types of fixed income instruments or equity securities. When Loans and other instruments are prepaid, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for these securities, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Certain Loans may not be considered securities under the federal securities laws and, therefore, investments in such Loans may not be subject to certain protections under those laws. In addition, the adviser may not have access to material non-public information to which other investors may have access.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in some of the underlying funds may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of an underlying fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.
For example, the outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world, including those in which the underlying funds invest. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures may continue to have a significant negative impact on the performance of the underlying fund’s investments, increase an underlying fund’s volatility, exacerbate pre-existing political, social and economic risks to an underlying fund, and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the underlying funds invest, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.
Foreign Securities and Emerging Markets Risk. Investments in foreign issuers and foreign securities (including depositary receipts) are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other
November 1, 2021  |  21

JPMorgan SmartRetirement® 2025 Fund (continued)
measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely.
Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in emerging markets. Emerging market countries typically have less established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers. Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable.  In addition, the Fund is limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular, in emerging markets countries.
Real Estate Securities Risk. The Fund may be exposed through its direct investments or investments in underlying funds to real estate securities, including real estate investment trusts (REITs). These securities are subject to the same risks as direct investments in real estate and mortgages, which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors and, in the case of mortgages, credit risk, prepayment risk and extension risk. In addition, investments in REITS are subject to risks associated with management skill and creditworthiness of the issuer and underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds. Certain underlying funds are highly concentrated in real estate securities, including REITs.
Smaller Company Risk. Investments in smaller companies may be riskier, less liquid, more volatile and more vulnerable to economic, market and industry changes than investment in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. As a result, changes in the price of debt or equity issued by such companies may be more sudden or erratic than the prices of other securities, especially over the short term.
Derivatives Risk. The underlying funds and the Fund may use derivatives, including futures contracts and exchange traded futures. Derivatives may be riskier than other investments and may increase the volatility of the Fund and the underlying funds. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s or an underlying fund’s original investment. Certain derivatives expose the Fund and the underlying funds to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligation (including credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund or the underlying fund do not have a claim on the reference assets and are subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund and the underlying funds may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund and underlying funds to risks of mispricing or improper valuation.
Inflation Managed Strategy Risk. The Fund may invest in underlying funds that utilize derivatives and debt securities to mimic a portfolio of inflation-protected bonds. There is no guarantee that this strategy will be effective. In addition, the Fund may be exposed to inflation-protected securities. Unlike conventional bonds, the principal and interest payments on inflation-protected securities such as Treasury Inflation Protected Securities (TIPS) are adjusted periodically to a specified rate of inflation (i.e., Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U)). Exposure to TIPS and other inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of a TIPS tends to decline when real interest rates increase.
Securities and Financial Instruments Risk. The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).
Industry and Sector Focus Risk. At times the underlying funds and the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities
22  |  JPMorgan SmartRetirement Funds

of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the underlying funds and the Fund increase the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Transactions Risk. The Fund or an underlying fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, for both the Fund and underlying funds, large purchases of a fund’s shares may adversely affect the fund’s performance to the extent that the fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.
Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
You could lose money investing in the Fund.
The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R2 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years and ten years. The table compares the Fund’s performance to the performance of the S&P Target Date 2025 Index, a broad-based securities market index, and a composite benchmark. The composite benchmark for the Fund is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, Russell Midcap Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net of foreign withholding taxes), MSCI Emerging Markets Index (net of foreign withholding taxes, Bloomberg U.S. Aggregate Index; Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic target allocations of the Fund and is adjusted over time to correspond to changes in the strategic target allocations of the Fund. The performance of Class R3 Shares is based on the performance of Class A Shares (which are not offered in this prospectus) prior to the inception of Class R3 Shares. The actual returns for Class R3 Shares would have been different than those shown because Class R3 Shares have different expenses than Class A Shares. The performance of Class R4 Shares is based on the performance of Class I Shares (which are not offered in this prospectus) prior to the inception of Class R4 Shares. The actual returns for Class R4 Shares would have been different than those shown because Class R4 Shares have different expenses than Class I Shares. The performance of Class R6 Shares is based on the performance of Class R5 Shares prior to the inception of Class R6 Shares. The actual returns for Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
YEAR-BY-YEAR RETURNS - CLASS R2 SHARES

Best Quarter	2nd quarter, 2020	11.60%
Worst Quarter	3rd quarter, 2011	-13.69%

The Fund’s year-to-date total return	through	9/30/21	was	4.32%	.
November 1, 2021  |  23

JPMorgan SmartRetirement® 2025 Fund (continued)

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2020)
	Past 1 Year	Past 5 Years	Past 10 Years
CLASS R2 SHARES
Return Before Taxes	11.13%	8.18%	7.40%
Return After Taxes on Distributions	9.84	6.60	6.10
Return After Taxes on Distributions and Sale of Fund Shares	7.14	6.08	5.57
CLASS R3 SHARES
Return Before Taxes	11.37	8.44	7.66
CLASS R4 SHARES
Return Before Taxes	11.66	8.67	7.83
CLASS R5 SHARES
Return Before Taxes	11.84	8.85	7.99
CLASS R6 SHARES
Return Before Taxes	11.89	8.95	8.05
S&P TARGET DATE 2025 INDEX (Reflects No Deduction for Fees, Expenses, or Taxes)	11.22	9.08	7.88
JPM SMARTRETIREMENT 2025 COMPOSITE BENCHMARK (Reflects No Deduction for Fees, Expenses, or Taxes)	10.79	9.18	8.02
After-tax returns are shown only for the Class R2 Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Management
J.P. Morgan Investment Management Inc. (the adviser)
Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser
Daniel Oldroyd	2010	Managing Director
Silvia Trillo	2019	Managing Director
Jeffrey A. Geller	2008	Managing Director
Purchase and Sale of Fund Shares
There are no minimum or maximum purchase requirements with respect to Class R2, Class R3, Class R4 or Class R5 Shares.
For Class R6 Shares
To establish an account	$5,000,000 for Discretionary Accounts
$5,000,000 for Institutional Investors
$15,000,000 for Other Investors
To add to an account	No minimum levels
There is no investment minimum for other Class R6 eligible investors, as described in the “Investing with J.P.Morgan Funds — Choosing a Share Class — Eligibility” section.
In general, you may purchase or redeem shares on any business day:
•
Through your Financial Intermediary or the eligible retirement plan or college savings plan through which you invest in the Fund
•
By writing to J.P. Morgan Funds Services, P.O. Box 219143, Kansas City, MO 64121-9143
•
After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111
Tax Information
The Fund does not intend to make distributions that may be taxed as ordinary income or capital gains because your investment is in a 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
24  |  JPMorgan SmartRetirement Funds

JPMorgan SmartRetirement® 2030 Fund
Class/Ticker: R2/JSMZX; R3/JSMNX; R4/JSMQX; R5/JSMIX; R6/JSMYX
What is the goal of the Fund?
The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. “Acquired Fund (Underlying Fund) Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund (Underlying Fund) Fees and Expenses is included in the total returns of the Fund. Acquired Fund (Underlying Fund) Fees and Expenses are not direct costs of the Fund, are not used by the Fund to calculate its net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R2	Class R3	Class R4	Class R5	Class R6
Management Fees	NONE	NONE	NONE	NONE	NONE
Distribution (Rule 12b-1) Fees	0.50	0.25	NONE	NONE	NONE
Other Expenses	0.26	0.26	0.26	0.11	0.01
Service Fees	0.25	0.25	0.25	0.10	NONE
Remainder of Other Expenses	0.01	0.01	0.01	0.01	0.01
Acquired Fund (Underlying Fund) Fees and Expenses	0.42	0.42	0.42	0.42	0.42
Total Annual Fund Operating Expenses	1.18	0.93	0.68	0.53	0.43
Fee Waivers and/or Expense Reimbursements[1]	-0.01	-0.01	-0.01	-0.01	-0.01
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[1]	1.17	0.92	0.67	0.52	0.42
1
The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 0.75%, 0.50%, 0.25%, 0.10% and 0.00% of the average daily net assets of Class R2, Class R3, Class R4, Class R5 and Class R6 Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/22, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/22 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	119	374	648	1,431
CLASS R3 SHARES ($)	94	295	514	1,142
CLASS R4 SHARES ($)	68	217	378	846
CLASS R5 SHARES ($)	53	169	295	664
CLASS R6 SHARES ($)	43	137	240	541
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.
What are the Fund’s main investment strategies?
The JPMorgan SmartRetirement® 2030 Fund is a “fund of funds” that primarily invests in other mutual funds within the same group of investment companies, and is generally intended for investors expecting to retire around the year 2030 (target retirement date). The Fund is designed to provide exposure to a
November 1, 2021  |  25

JPMorgan SmartRetirement® 2030 Fund (continued)
variety of asset classes through investments in underlying funds, and over time the Fund’s asset allocation strategy will change. The “glide path” depicted in the chart below shows how the Fund’s strategic target allocations among asset and sub-
asset classes generally become more conservative as the target retirement date approaches (i.e., more emphasis on fixed income and less on equity). The table accompanying the chart is simply the glide path in tabular form.

Strategic Target Allocations[1]
Years to Target Date	40+	35	30	25	20	15	10	5	0	-5	-10
Equity	91.00%	91.00%	91.00%	91.00%	82.00%	73.00%	61.00%	48.50%	32.50%	32.50%	32.50%
U.S. Large Cap Equity	39.95%	39.95%	39.95%	39.95%	35.95%	32.10%	26.80%	21.30%	14.25%	14.25%	14.25%
U.S. Small/Mid Cap Equity	9.20%	9.20%	9.20%	9.20%	8.30%	7.35%	6.15%	4.90%	3.30%	3.30%	3.30%
REIT	5.45%	5.45%	5.45%	5.45%	4.95%	4.35%	3.65%	2.90%	1.95%	1.95%	1.95%
International Equity	27.30%	27.30%	27.30%	27.30%	24.60%	21.90%	18.30%	14.55%	9.75%	9.75%	9.75%
Emerging Markets Equity	9.10%	9.10%	9.10%	9.10%	8.20%	7.30%	6.10%	4.85%	3.25%	3.25%	3.25%
Commodities	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Commodities	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fixed Income	9.00%	9.00%	9.00%	9.00%	18.00%	27.00%	39.00%	51.50%	62.50%	62.50%	62.50%
U.S. Fixed Income	6.10%	6.10%	6.10%	6.10%	13.70%	21.60%	31.20%	38.15%	41.25%	41.25%	41.25%
Inflation Managed	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	3.00%	7.50%	7.50%	7.50%
High Yield Fixed Income	1.95%	1.95%	1.95%	1.95%	2.80%	3.40%	5.00%	7.15%	10.00%	10.00%	10.00%
Emerging Markets Debt	0.95%	0.95%	0.95%	0.95%	1.50%	2.00%	2.80%	3.20%	3.75%	3.75%	3.75%
Money Market/Cash and Cash Equivalents	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	5.00%	5.00%	5.00%
Money Market/Cash and Cash Equivalents	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	5.00%	5.00%	5.00%
Note: Above allocations may not sum up to 100% due to rounding.
1
As of the date of this prospectus, the Fund utilizes mutual funds and, to a lesser extent, exchange-traded funds (ETFs) to implement its strategic target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its strategic target allocations in the future.
The glide path shows the Fund’s long term strategic target allocations as of the date of this prospectus. The Fund’s actual allocations may differ due to changes to these strategic target allocations or due to tactical allocations. In establishing the Fund’s strategic target allocations, the Adviser focuses on asset classes and underlying funds that the Adviser believes will outperform the S&P Target Date 2030 Index (the Fund’s benchmark) and peer group over the long term. The Adviser will use tactical allocations to take advantage of short to intermediate term opportunities through a combination of positions in underlying funds and direct investments, including derivatives.
26  |  JPMorgan SmartRetirement Funds

The Adviser will review the Fund’s strategic target allocations shown in the glide path at least annually (generally, in the first quarter of each calendar year), and may adjust the targets in its discretion, consistent with the Fund’s investment strategy. These changes might include modifying the existing strategic target allocations among the asset and sub-asset classes or, among other things, adding or removing asset and sub-asset classes or maintaining long-term strategic target allocations for longer or shorter periods of time. Consistent with this strategy, the Fund’s strategic target allocations shown in the glide path and table above may be different from the Fund’s actual strategic target allocations by +/- 5% for the equity, fixed income, money market/cash and cash equivalents and commodity asset and sub-asset classes. Additionally, as a result of short to intermediate term tactical allocations, the Fund may deviate from the strategic target allocations at any given time by up to +/- 15% for equity and fixed income, +/- 20% for money market/cash and cash equivalents and +/- 5% for commodity asset and sub-asset classes. The Adviser will review its tactical decisions on a periodic basis and may make modifications in its discretion.
As a result of the Adviser’s ability to make these modifications, the Fund’s actual allocations may differ from what is shown in the glide path and table above. Updated information concerning the Fund’s strategic target allocations and actual allocations to underlying funds and investments is available in the Fund’s shareholder reports and on the Fund’s website from time to time.
The Fund is a “to” target date fund. This means that the Fund intends to reach its most conservative strategic target allocations around the end of the year of the target retirement date. When the strategic target allocations of the Fund are substantially the same as those of the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees.
In addition to investing in mutual funds within the same group of investment companies, the Fund may invest in ETFs within the same group of investment companies (together with mutual funds within the same group of investment companies, J.P. Morgan Funds) and may, for the limited purposes described below, also invest in market cap weighted index ETFs that are managed by unaffiliated investment advisers (unaffiliated passive ETFs) (collectively with the J.P. Morgan Funds, the underlying funds). Market-cap weighted ETFs are ETFs that seek to passively track, as closely as possible, an index comprised of stocks or bonds that are weighted by market capitalization or issuance outstanding, respectively. The Fund may also invest directly in securities and derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index such as futures. The Fund may use futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds.
The Adviser will select and substitute underlying funds. In selecting underlying funds, the Adviser expects to select J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Fund or that have superior returns. For actively-managed underlying funds, the Adviser limits its selection to J.P. Morgan Funds. For passive ETFs, the Adviser expects to use a J.P. Morgan ETF unless the Adviser determines the investment is not available. To the extent the Adviser determines that an investment in a J.P. Morgan passive ETF is not available, only then will the Adviser consider an unaffiliated underlying fund.
The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the Adviser’s expectations regarding particular instruments or markets are not met. The Fund is exposed to the risks summarized below through both its investments in underlying funds and its direct investments.
An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.
The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s performance and ability to meet its investment objective.
Investment Risk. The Fund is not a complete retirement program and there is no guarantee that the Fund will provide sufficient retirement income to an investor. Meeting your retirement goals is dependent upon many factors including the amount you save and the period over which you do so. You should consider your expected retirement date, individual retirement needs (i.e., how much money you expect to need), other expected income after retirement, inflation, other assets, and risk tolerance in choosing whether to invest in the Fund. Your risk tolerance may change over time and the Adviser may change the Fund’s strategic target allocation model. It is important that you re-evaluate your investment in the Fund periodically.
Investments in Mutual Funds and ETFs Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy and may also invest in unaffiliated passive ETFs, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly
November 1, 2021  |  27

JPMorgan SmartRetirement® 2030 Fund (continued)
bear the expenses charged by the underlying funds. Because the Fund’s Adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the Adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest. In addition, the Adviser’s authority to allocate investments among J.P. Morgan Funds and unaffiliated ETFs creates conflicts of interest. For example, investing in J.P. Morgan Funds could cause the Fund to incur higher fees and will cause the Adviser and/or its affiliates to receive greater compensation, increase assets under management or support particular investment strategies or J.P. Morgan Funds.
Tactical Allocation Risk. The Adviser has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments shown in the glide path. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed in the glide path from time to time.
Equity Securities Risk. Investments in equity securities (such as stocks) are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s or the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of such securities goes down, the Fund’s investment decreases in value.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in some of the underlying funds may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of an underlying fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.
For example, the outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world, including those in which the underlying funds invest. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures may continue to have a significant negative impact on the performance of the underlying fund’s investments, increase an underlying fund’s volatility, exacerbate pre-existing political, social and economic risks to an underlying fund, and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the underlying funds invest, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.
Foreign Securities and Emerging Markets Risk. Investments in foreign issuers and foreign securities (including depositary receipts) are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely.
Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in emerging markets. Emerging market countries typically have less established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers. Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable.  In addition, the Fund is limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular, in emerging markets countries.
Income Securities Risk. Investments in income securities are subject to interest rate risk and credit risk. Certain underlying funds’ exposure to bonds and other debt securities will change
28  |  JPMorgan SmartRetirement Funds

in value based on changes in interest rates. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. Certain underlying funds invest in variable and floating rate loan assignments and participations (Loans) and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. An underlying fund may face a heightened level of interest rate risk due to certain changes in monetary policy. During periods when interest rates are low or there are negative interest rates, an underlying fund’s yield (and total return) also may be low or the underlying fund may be unable to maintain positive returns.
Income securities are also subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of certain underlying funds’ investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of an underlying fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may decline in value, face valuation difficulties, be more volatile and/or be illiquid. The risk of default for “sub-prime” mortgages is generally higher than other types of mortgage-backed securities. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.
Some of the underlying funds invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac)). Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of principal and interest. This would result in losses to an underlying fund. Securities issued by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.
The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, an underlying fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.
High Yield Securities and Loan Risk. Certain underlying funds invest in junk bonds, Loans and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments are considered to be speculative and may be subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties, and potential illiquidity. Such investments are subject to additional risks including subordination to other creditors, no collateral or limited rights in collateral, lack of a regular trading market, extended settlement periods, liquidity risks, prepayment risks, potentially less protections under the federal securities laws and lack of publicly available information. High yield securities and Loans that are deemed to be liquid at the time of purchase may become illiquid.
In recent years, there has been a broad trend of weaker or less restrictive covenant protections in both the Loan and high yield markets. Among other things, under such weaker or less restrictive covenants, borrowers might be able to exercise more flexibility with respect to certain activities than borrowers who are subject to stronger or more protective covenants. For example, borrowers might be able to incur more debt, including secured debt, return more capital to shareholders, remove or reduce assets that are designated as collateral securing Loans or high yield securities, increase the claims against assets that are permitted against collateral securing Loans or high yield securities or otherwise manage their business in ways that could impact creditors negatively. In addition, certain privately held borrowers might be permitted to file less frequent, less detailed or less timely financial reporting or other information, which could negatively impact the value of the Loans or high yield securities issued by such borrowers. Each of these factors might negatively impact the Loans and high yield instruments held by the Fund.
No active trading market may exist for some instruments and certain investments may be subject to restrictions on resale. In addition, the settlement period for Loans is uncertain as there is no standardized settlement schedule applicable to such
November 1, 2021  |  29

JPMorgan SmartRetirement® 2030 Fund (continued)
investments. Certain Loans may take more than seven days to settle. The inability to dispose of the underlying fund’s securities and other investments in a timely fashion could result in losses to the Fund and underlying fund. Because some instruments may have a more limited secondary market, liquidity and valuation risk is more pronounced for certain underlying funds than for underlying funds that invest primarily in other types of fixed income instruments or equity securities. When Loans and other instruments are prepaid, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for these securities, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Certain Loans may not be considered securities under the federal securities laws and, therefore, investments in such Loans may not be subject to certain protections under those laws. In addition, the adviser may not have access to material non-public information to which other investors may have access.
Real Estate Securities Risk. The Fund may be exposed through its direct investments or investments in underlying funds to real estate securities, including real estate investment trusts (REITs). These securities are subject to the same risks as direct investments in real estate and mortgages, which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors and, in the case of mortgages, credit risk, prepayment risk and extension risk. In addition, investments in REITS are subject to risks associated with management skill and creditworthiness of the issuer and underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds. Certain underlying funds are highly concentrated in real estate securities, including REITs.
Smaller Company Risk. Investments in smaller companies may be riskier, less liquid, more volatile and more vulnerable to economic, market and industry changes than investment in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. As a result, changes in the price of debt or equity issued by such companies may be more sudden or erratic than the prices of other securities, especially over the short term.
Derivatives Risk. The underlying funds and the Fund may use derivatives, including futures contracts and exchange traded futures. Derivatives may be riskier than other investments and may increase the volatility of the Fund and the underlying funds. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s or an underlying fund’s original investment. Certain derivatives expose the Fund and the underlying funds to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligation (including credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund or the underlying fund do not have a claim on the reference assets and are subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund and the underlying funds may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund and underlying funds to risks of mispricing or improper valuation.
Inflation Managed Strategy Risk. The Fund may invest in underlying funds that utilize derivatives and debt securities to mimic a portfolio of inflation-protected bonds. There is no guarantee that this strategy will be effective. In addition, the Fund may be exposed to inflation-protected securities. Unlike conventional bonds, the principal and interest payments on inflation-protected securities such as Treasury Inflation Protected Securities (TIPS) are adjusted periodically to a specified rate of inflation (i.e., Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U)). Exposure to TIPS and other inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of a TIPS tends to decline when real interest rates increase.
Securities and Financial Instruments Risk. The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).
Industry and Sector Focus Risk. At times the underlying funds and the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the underlying funds and the Fund increase the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Transactions Risk. The Fund or an underlying fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining
30  |  JPMorgan SmartRetirement Funds

prices. Similarly, for both the Fund and underlying funds, large purchases of a fund’s shares may adversely affect the fund’s performance to the extent that the fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.
Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
You could lose money investing in the Fund.
The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R2 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years and ten years. The table compares the Fund’s performance to the performance of the S&P Target Date 2030 Index, a broad-based securities market index, and a composite benchmark. The composite benchmark for the Fund is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, Russell Midcap Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net of foreign withholding taxes), MSCI Emerging Markets Index (net of foreign withholding taxes, Bloomberg U.S. Aggregate Index; Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic target allocations of the Fund and is adjusted over time to correspond to changes in the strategic target allocations of the Fund. The performance of Class R3 Shares is based on the performance of Class A Shares (which are not offered in this prospectus) prior to the inception of Class R3 Shares. The actual returns for Class R3 Shares would have been different than those shown because Class R3 Shares have different expenses than Class A Shares. The performance of Class R4 Shares is based on the performance of Class I Shares (which are not offered in this prospectus) prior to the inception of Class R4 Shares. The actual returns for Class R4 Shares would have been different than those shown because Class R4 Shares have different expenses than Class I Shares. The performance of Class R6 Shares is based on the performance of Class R5 Shares prior to the inception of Class R6 Shares. The actual returns for Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
YEAR-BY-YEAR RETURNS - CLASS R2 SHARES

Best Quarter	2nd quarter, 2020	13.18%
Worst Quarter	3rd quarter, 2011	-15.69%

The Fund’s year-to-date total return	through	9/30/21	was	5.51%	.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2020)
	Past 1 Year	Past 5 Years	Past 10 Years
CLASS R2 SHARES
Return Before Taxes	11.89%	8.99%	7.97%
Return After Taxes on Distributions	10.77	7.28	6.65
Return After Taxes on Distributions and Sale of Fund Shares	7.60	6.75	6.08
CLASS R3 SHARES
Return Before Taxes	12.14	9.25	8.23
CLASS R4 SHARES
Return Before Taxes	12.41	9.49	8.40
CLASS R5 SHARES
Return Before Taxes	12.62	9.66	8.57
CLASS R6 SHARES
Return Before Taxes	12.74	9.76	8.62
S&P TARGET DATE 2030 INDEX (Reflects No Deduction for Fees, Expenses, or Taxes)	11.91	9.78	8.41
JPM SMARTRETIREMENT 2030 COMPOSITE BENCHMARK (Reflects No Deduction for Fees, Expenses, or Taxes)	11.42	9.95	8.60
After-tax returns are shown only for the Class R2 Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax
November 1, 2021  |  31

JPMorgan SmartRetirement® 2030 Fund (continued)
returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Management
J.P. Morgan Investment Management Inc. (the adviser)
Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser
Daniel Oldroyd	2010	Managing Director
Silvia Trillo	2019	Managing Director
Jeffrey A. Geller	2008	Managing Director
Purchase and Sale of Fund Shares
There are no minimum or maximum purchase requirements with respect to Class R2, Class R3, Class R4 or Class R5 Shares.
For Class R6 Shares
To establish an account	$5,000,000 for Discretionary Accounts
$5,000,000 for Institutional Investors
$15,000,000 for Other Investors
To add to an account	No minimum levels
There is no investment minimum for other Class R6 eligible investors, as described in the “Investing with J.P.Morgan Funds — Choosing a Share Class — Eligibility” section.
In general, you may purchase or redeem shares on any business day:
•
Through your Financial Intermediary or the eligible retirement plan or college savings plan through which you invest in the Fund
•
By writing to J.P. Morgan Funds Services, P.O. Box 219143, Kansas City, MO 64121-9143
•
After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111
Tax Information
The Fund does not intend to make distributions that may be taxed as ordinary income or capital gains because your investment is in a 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
32  |  JPMorgan SmartRetirement Funds

JPMorgan SmartRetirement® 2035 Fund
Class/Ticker: R2/SRJZX; R3/SRJPX; R4/SRJQX; R5/SRJIX; R6/SRJYX
What is the goal of the Fund?
The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. “Acquired Fund (Underlying Fund) Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund (Underlying Fund) Fees and Expenses is included in the total returns of the Fund. Acquired Fund (Underlying Fund) Fees and Expenses are not direct costs of the Fund, are not used by the Fund to calculate its net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R2	Class R3	Class R4	Class R5	Class R6
Management Fees	NONE	NONE	NONE	NONE	NONE
Distribution (Rule 12b-1) Fees	0.50	0.25	NONE	NONE	NONE
Other Expenses	0.26	0.27	0.26	0.11	0.01
Service Fees	0.25	0.25	0.25	0.10	NONE
Remainder of Other Expenses	0.01	0.02	0.01	0.01	0.01
Acquired Fund (Underlying Fund) Fees and Expenses	0.44	0.44	0.44	0.44	0.44
Total Annual Fund Operating Expenses	1.20	0.96	0.70	0.55	0.45
Fee Waivers and/or Expense Reimbursements[1]	-0.01	-0.02	-0.01	-0.01	-0.01
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[1]	1.19	0.94	0.69	0.54	0.44
1
The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 0.75%, 0.50%, 0.25%, 0.10% and 0.00% of the average daily net assets of Class R2, Class R3, Class R4, Class R5 and Class R6 Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/22, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/22 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	121	380	659	1,454
CLASS R3 SHARES ($)	96	304	529	1,176
CLASS R4 SHARES ($)	70	223	389	870
CLASS R5 SHARES ($)	55	175	306	688
CLASS R6 SHARES ($)	45	143	251	566
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio.
What are the Fund’s main investment strategies?
The JPMorgan SmartRetirement® 2035 Fund is a “fund of funds” that primarily invests in other mutual funds within the same group of investment companies, and is generally intended for investors expecting to retire around the year 2035 (target retirement date). The Fund is designed to provide exposure to a
November 1, 2021  |  33

JPMorgan SmartRetirement® 2035 Fund (continued)
variety of asset classes through investments in underlying funds, and over time the Fund’s asset allocation strategy will change. The “glide path” depicted in the chart below shows how the Fund’s strategic target allocations among asset and sub-
asset classes generally become more conservative as the target retirement date approaches (i.e., more emphasis on fixed income and less on equity). The table accompanying the chart is simply the glide path in tabular form.

Strategic Target Allocations[1]
Years to Target Date	40+	35	30	25	20	15	10	5	0	-5	-10
Equity	91.00%	91.00%	91.00%	91.00%	82.00%	73.00%	61.00%	48.50%	32.50%	32.50%	32.50%
U.S. Large Cap Equity	39.95%	39.95%	39.95%	39.95%	35.95%	32.10%	26.80%	21.30%	14.25%	14.25%	14.25%
U.S. Small/Mid Cap Equity	9.20%	9.20%	9.20%	9.20%	8.30%	7.35%	6.15%	4.90%	3.30%	3.30%	3.30%
REIT	5.45%	5.45%	5.45%	5.45%	4.95%	4.35%	3.65%	2.90%	1.95%	1.95%	1.95%
International Equity	27.30%	27.30%	27.30%	27.30%	24.60%	21.90%	18.30%	14.55%	9.75%	9.75%	9.75%
Emerging Markets Equity	9.10%	9.10%	9.10%	9.10%	8.20%	7.30%	6.10%	4.85%	3.25%	3.25%	3.25%
Commodities	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Commodities	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fixed Income	9.00%	9.00%	9.00%	9.00%	18.00%	27.00%	39.00%	51.50%	62.50%	62.50%	62.50%
U.S. Fixed Income	6.10%	6.10%	6.10%	6.10%	13.70%	21.60%	31.20%	38.15%	41.25%	41.25%	41.25%
Inflation Managed	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	3.00%	7.50%	7.50%	7.50%
High Yield Fixed Income	1.95%	1.95%	1.95%	1.95%	2.80%	3.40%	5.00%	7.15%	10.00%	10.00%	10.00%
Emerging Markets Debt	0.95%	0.95%	0.95%	0.95%	1.50%	2.00%	2.80%	3.20%	3.75%	3.75%	3.75%
Money Market/Cash and Cash Equivalents	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	5.00%	5.00%	5.00%
Money Market/Cash and Cash Equivalents	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	5.00%	5.00%	5.00%
Note: Above allocations may not sum up to 100% due to rounding.
1
As of the date of this prospectus, the Fund utilizes mutual funds and, to a lesser extent, exchange-traded funds (ETFs) to implement its strategic target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its strategic target allocations in the future.
The glide path shows the Fund’s long term strategic target allocations as of the date of this prospectus. The Fund’s actual allocations may differ due to changes to these strategic target allocations or due to tactical allocations. In establishing the Fund’s strategic target allocations, the Adviser focuses on asset classes and underlying funds that the Adviser believes will outperform the S&P Target Date 2035 Index (the Fund’s benchmark) and peer group over the long term. The Adviser will use tactical allocations to take advantage of short to intermediate term opportunities through a combination of positions in underlying funds and direct investments, including derivatives.
34  |  JPMorgan SmartRetirement Funds

The Adviser will review the Fund’s strategic target allocations shown in the glide path at least annually (generally, in the first quarter of each calendar year), and may adjust the targets in its discretion, consistent with the Fund’s investment strategy. These changes might include modifying the existing strategic target allocations among the asset and sub-asset classes or, among other things, adding or removing asset and sub-asset classes or maintaining long-term strategic target allocations for longer or shorter periods of time. Consistent with this strategy, the Fund’s strategic target allocations shown in the glide path and table above may be different from the Fund’s actual strategic target allocations by +/- 5% for the equity, fixed income, money market/cash and cash equivalents and commodity asset and sub-asset classes. Additionally, as a result of short to intermediate term tactical allocations, the Fund may deviate from the strategic target allocations at any given time by up to +/- 15% for equity and fixed income, +/- 20% for money market/cash and cash equivalents and +/- 5% for commodity asset and sub-asset classes. The Adviser will review its tactical decisions on a periodic basis and may make modifications in its discretion.
As a result of the Adviser’s ability to make these modifications, the Fund’s actual allocations may differ from what is shown in the glide path and table above. Updated information concerning the Fund’s strategic target allocations and actual allocations to underlying funds and investments is available in the Fund’s shareholder reports and on the Fund’s website from time to time.
The Fund is a “to” target date fund. This means that the Fund intends to reach its most conservative strategic target allocations around the end of the year of the target retirement date. When the strategic target allocations of the Fund are substantially the same as those of the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees.
In addition to investing in mutual funds within the same group of investment companies, the Fund may invest in ETFs within the same group of investment companies (together with mutual funds within the same group of investment companies, J.P. Morgan Funds) and may, for the limited purposes described below, also invest in market cap weighted index ETFs that are managed by unaffiliated investment advisers (unaffiliated passive ETFs) (collectively with the J.P. Morgan Funds, the underlying funds). Market-cap weighted ETFs are ETFs that seek to passively track, as closely as possible, an index comprised of stocks or bonds that are weighted by market capitalization or issuance outstanding, respectively. The Fund may also invest directly in securities and derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index such as futures. The Fund may use futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds.
The Adviser will select and substitute underlying funds. In selecting underlying funds, the Adviser expects to select J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Fund or that have superior returns. For actively-managed underlying funds, the Adviser limits its selection to J.P. Morgan Funds. For passive ETFs, the Adviser expects to use a J.P. Morgan ETF unless the Adviser determines the investment is not available. To the extent the Adviser determines that an investment in a J.P. Morgan passive ETF is not available, only then will the Adviser consider an unaffiliated underlying fund.
The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the Adviser’s expectations regarding particular instruments or markets are not met. The Fund is exposed to the risks summarized below through both its investments in underlying funds and its direct investments.
An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.
The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s performance and ability to meet its investment objective.
Investment Risk. The Fund is not a complete retirement program and there is no guarantee that the Fund will provide sufficient retirement income to an investor. Meeting your retirement goals is dependent upon many factors including the amount you save and the period over which you do so. You should consider your expected retirement date, individual retirement needs (i.e., how much money you expect to need), other expected income after retirement, inflation, other assets, and risk tolerance in choosing whether to invest in the Fund. Your risk tolerance may change over time and the Adviser may change the Fund’s strategic target allocation model. It is important that you re-evaluate your investment in the Fund periodically.
Investments in Mutual Funds and ETFs Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy and may also invest in unaffiliated passive ETFs, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly
November 1, 2021  |  35

JPMorgan SmartRetirement® 2035 Fund (continued)
bear the expenses charged by the underlying funds. Because the Fund’s Adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the Adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest. In addition, the Adviser’s authority to allocate investments among J.P. Morgan Funds and unaffiliated ETFs creates conflicts of interest. For example, investing in J.P. Morgan Funds could cause the Fund to incur higher fees and will cause the Adviser and/or its affiliates to receive greater compensation, increase assets under management or support particular investment strategies or J.P. Morgan Funds.
Tactical Allocation Risk. The Adviser has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments shown in the glide path. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed in the glide path from time to time.
Equity Securities Risk. Investments in equity securities (such as stocks) are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s or the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of such securities goes down, the Fund’s investment decreases in value.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in some of the underlying funds may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of an underlying fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.
For example, the outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world, including those in which the underlying funds invest. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures may continue to have a significant negative impact on the performance of the underlying fund’s investments, increase an underlying fund’s volatility, exacerbate pre-existing political, social and economic risks to an underlying fund, and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the underlying funds invest, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.
Foreign Securities and Emerging Markets Risk. Investments in foreign issuers and foreign securities (including depositary receipts) are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely.
Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in emerging markets. Emerging market countries typically have less established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers. Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable.  In addition, the Fund is limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular, in emerging markets countries.
Income Securities Risk. Investments in income securities are subject to interest rate risk and credit risk. Certain underlying funds’ exposure to bonds and other debt securities will change
36  |  JPMorgan SmartRetirement Funds

in value based on changes in interest rates. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. Certain underlying funds invest in variable and floating rate loan assignments and participations (Loans) and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. An underlying fund may face a heightened level of interest rate risk due to certain changes in monetary policy. During periods when interest rates are low or there are negative interest rates, an underlying fund’s yield (and total return) also may be low or the underlying fund may be unable to maintain positive returns.
Income securities are also subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of certain underlying funds’ investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of an underlying fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may decline in value, face valuation difficulties, be more volatile and/or be illiquid. The risk of default for “sub-prime” mortgages is generally higher than other types of mortgage-backed securities. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.
Some of the underlying funds invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac)). Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of principal and interest. This would result in losses to an underlying fund. Securities issued by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.
The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, an underlying fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.
High Yield Securities and Loan Risk. Certain underlying funds invest in junk bonds, Loans and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments are considered to be speculative and may be subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties, and potential illiquidity. Such investments are subject to additional risks including subordination to other creditors, no collateral or limited rights in collateral, lack of a regular trading market, extended settlement periods, liquidity risks, prepayment risks, potentially less protections under the federal securities laws and lack of publicly available information. High yield securities and Loans that are deemed to be liquid at the time of purchase may become illiquid.
In recent years, there has been a broad trend of weaker or less restrictive covenant protections in both the Loan and high yield markets. Among other things, under such weaker or less restrictive covenants, borrowers might be able to exercise more flexibility with respect to certain activities than borrowers who are subject to stronger or more protective covenants. For example, borrowers might be able to incur more debt, including secured debt, return more capital to shareholders, remove or reduce assets that are designated as collateral securing Loans or high yield securities, increase the claims against assets that are permitted against collateral securing Loans or high yield securities or otherwise manage their business in ways that could impact creditors negatively. In addition, certain privately held borrowers might be permitted to file less frequent, less detailed or less timely financial reporting or other information, which could negatively impact the value of the Loans or high yield securities issued by such borrowers. Each of these factors might negatively impact the Loans and high yield instruments held by the Fund.
No active trading market may exist for some instruments and certain investments may be subject to restrictions on resale. In addition, the settlement period for Loans is uncertain as there is no standardized settlement schedule applicable to such
November 1, 2021  |  37

JPMorgan SmartRetirement® 2035 Fund (continued)
investments. Certain Loans may take more than seven days to settle. The inability to dispose of the underlying fund’s securities and other investments in a timely fashion could result in losses to the Fund and underlying fund. Because some instruments may have a more limited secondary market, liquidity and valuation risk is more pronounced for certain underlying funds than for underlying funds that invest primarily in other types of fixed income instruments or equity securities. When Loans and other instruments are prepaid, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for these securities, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Certain Loans may not be considered securities under the federal securities laws and, therefore, investments in such Loans may not be subject to certain protections under those laws. In addition, the adviser may not have access to material non-public information to which other investors may have access.
Real Estate Securities Risk. The Fund may be exposed through its direct investments or investments in underlying funds to real estate securities, including real estate investment trusts (REITs). These securities are subject to the same risks as direct investments in real estate and mortgages, which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors and, in the case of mortgages, credit risk, prepayment risk and extension risk. In addition, investments in REITS are subject to risks associated with management skill and creditworthiness of the issuer and underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds. Certain underlying funds are highly concentrated in real estate securities, including REITs.
Smaller Company Risk. Investments in smaller companies may be riskier, less liquid, more volatile and more vulnerable to economic, market and industry changes than investment in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. As a result, changes in the price of debt or equity issued by such companies may be more sudden or erratic than the prices of other securities, especially over the short term.
Derivatives Risk. The underlying funds and the Fund may use derivatives, including futures contracts and exchange traded futures. Derivatives may be riskier than other investments and may increase the volatility of the Fund and the underlying funds. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s or an underlying fund’s original investment. Certain derivatives expose the Fund and the underlying funds to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligation (including credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund or the underlying fund do not have a claim on the reference assets and are subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund and the underlying funds may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund and underlying funds to risks of mispricing or improper valuation.
Inflation Managed Strategy Risk. The Fund may invest in underlying funds that utilize derivatives and debt securities to mimic a portfolio of inflation-protected bonds. There is no guarantee that this strategy will be effective. In addition, the Fund may be exposed to inflation-protected securities. Unlike conventional bonds, the principal and interest payments on inflation-protected securities such as Treasury Inflation Protected Securities (TIPS) are adjusted periodically to a specified rate of inflation (i.e., Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U)). Exposure to TIPS and other inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of a TIPS tends to decline when real interest rates increase.
Securities and Financial Instruments Risk. The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).
Industry and Sector Focus Risk. At times the underlying funds and the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the underlying funds and the Fund increase the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Transactions Risk. The Fund or an underlying fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining
38  |  JPMorgan SmartRetirement Funds

prices. Similarly, for both the Fund and underlying funds, large purchases of a fund’s shares may adversely affect the fund’s performance to the extent that the fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.
Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
You could lose money investing in the Fund.
The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R2 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years and ten years. The table compares the Fund’s performance to the performance of the S&P Target Date 2035 Index, a broad-based securities market index, and a composite benchmark. The composite benchmark for the Fund is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, Russell Midcap Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net of foreign withholding taxes), MSCI Emerging Markets Index (net of foreign withholding taxes, Bloomberg U.S. Aggregate Index; Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic target allocations of the Fund and is adjusted over time to correspond to changes in the strategic target allocations of the Fund. The performance of Class R3 Shares is based on the performance of Class A Shares (which are not offered in this prospectus) prior to the inception of Class R3 Shares. The actual returns for Class R3 Shares would have been different than those shown because Class R3 Shares have different expenses than Class A Shares. The performance of Class R4 Shares is based on the performance of Class I Shares (which are not offered in this prospectus) prior to the inception of Class R4 Shares. The actual returns for Class R4 Shares would have been different than those shown because Class R4 Shares have different expenses than Class I Shares. The performance of Class R6 Shares is based on the performance of Class R5 Shares prior to the inception of Class R6 Shares. The actual returns for Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
YEAR-BY-YEAR RETURNS - CLASS R2 SHARES

Best Quarter	2nd quarter, 2020	15.46%
Worst Quarter	1st quarter, 2020	-18.29%

The Fund’s year-to-date total return	through	9/30/21	was	7.57%	.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2020)
	Past 1 Year	Past 5 Years	Past 10 Years
CLASS R2 SHARES
Return Before Taxes	13.56%	9.70%	8.52%
Return After Taxes on Distributions	12.35	8.33	7.35
Return After Taxes on Distributions and Sale of Fund Shares	8.71	7.39	6.57
CLASS R3 SHARES
Return Before Taxes	13.89	9.95	8.78
CLASS R4 SHARES
Return Before Taxes	14.15	10.22	8.96
CLASS R5 SHARES
Return Before Taxes	14.34	10.38	9.13
CLASS R6 SHARES
Return Before Taxes	14.45	10.48	9.19
S&P TARGET DATE 2035 INDEX (Reflects No Deduction for Fees, Expenses, or Taxes)	12.79	10.47	8.91
JPM SMARTRETIREMENT 2035 COMPOSITE BENCHMARK (Reflects No Deduction for Fees, Expenses, or Taxes)	12.39	10.66	9.12
After-tax returns are shown only for the Class R2 Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax
November 1, 2021  |  39

JPMorgan SmartRetirement® 2035 Fund (continued)
returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Management
J.P. Morgan Investment Management Inc. (the adviser)
Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser
Daniel Oldroyd	2010	Managing Director
Silvia Trillo	2019	Managing Director
Jeffrey A. Geller	2008	Managing Director
Purchase and Sale of Fund Shares
There are no minimum or maximum purchase requirements with respect to Class R2, Class R3, Class R4 or Class R5 Shares.
To establish an account	$5,000,000 for Discretionary Accounts
$5,000,000 for Institutional Investors
$15,000,000 for Other Investors
To add to an account	No minimum levels
There is no investment minimum for other Class R6 eligible investors, as described in the “Investing with J.P.Morgan Funds — Choosing a Share Class — Eligibility” section.
In general, you may purchase or redeem shares on any business day:
•
Through your Financial Intermediary or the eligible retirement plan or college savings plan through which you invest in the Fund
•
By writing to J.P. Morgan Funds Services, P.O. Box 219143, Kansas City, MO 64121-9143
•
After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111
Tax Information
The Fund does not intend to make distributions that may be taxed as ordinary income or capital gains because your investment is in a 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
40  |  JPMorgan SmartRetirement Funds

JPMorgan SmartRetirement® 2040 Fund
Class/Ticker: R2/SMTZX; R3/SMTPX; R4/SMTQX; R5/SMTIX; R6/SMTYX
What is the goal of the Fund?
The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. “Acquired Fund (Underlying Fund) Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund (Underlying Fund) Fees and Expenses is included in the total returns of the Fund. Acquired Fund (Underlying Fund) Fees and Expenses are not direct costs of the Fund, are not used by the Fund to calculate its net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R2	Class R3	Class R4	Class R5	Class R6
Management Fees	NONE	NONE	NONE	NONE	NONE
Distribution (Rule 12b-1) Fees	0.50	0.25	NONE	NONE	NONE
Other Expenses	0.27	0.26	0.26	0.11	0.01
Service Fees	0.25	0.25	0.25	0.10	NONE
Remainder of Other Expenses	0.02	0.01	0.01	0.01	0.01
Acquired Fund (Underlying Fund) Fees and Expenses	0.45	0.45	0.45	0.45	0.45
Total Annual Fund Operating Expenses	1.22	0.96	0.71	0.56	0.46
Fee Waivers and/or Expense Reimbursements[1]	-0.02	-0.01	-0.01	-0.01	-0.01
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[1]	1.20	0.95	0.70	0.55	0.45
1
The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 0.75%, 0.50%, 0.25%, 0.10% and 0.00% of the average daily net assets of Class R2, Class R3, Class R4, Class R5 and Class R6 Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/22, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/22 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	122	385	668	1,476
CLASS R3 SHARES ($)	97	305	530	1,177
CLASS R4 SHARES ($)	72	226	394	882
CLASS R5 SHARES ($)	56	178	312	700
CLASS R6 SHARES ($)	46	147	257	578
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.
What are the Fund’s main investment strategies?
The JPMorgan SmartRetirement® 2040 Fund is a “fund of funds” that primarily invests in other mutual funds within the same group of investment companies, and is generally intended for investors expecting to retire around the year 2040 (target retirement date). The Fund is designed to provide exposure to a
November 1, 2021  |  41

JPMorgan SmartRetirement® 2040 Fund (continued)
variety of asset classes through investments in underlying funds, and over time the Fund’s asset allocation strategy will change. The “glide path” depicted in the chart below shows how the Fund’s strategic target allocations among asset and sub-
asset classes generally become more conservative as the target retirement date approaches (i.e., more emphasis on fixed income and less on equity). The table accompanying the chart is simply the glide path in tabular form.

Strategic Target Allocations[1]
Years to Target Date	40+	35	30	25	20	15	10	5	0	-5	-10
Equity	91.00%	91.00%	91.00%	91.00%	82.00%	73.00%	61.00%	48.50%	32.50%	32.50%	32.50%
U.S. Large Cap Equity	39.95%	39.95%	39.95%	39.95%	35.95%	32.10%	26.80%	21.30%	14.25%	14.25%	14.25%
U.S. Small/Mid Cap Equity	9.20%	9.20%	9.20%	9.20%	8.30%	7.35%	6.15%	4.90%	3.30%	3.30%	3.30%
REIT	5.45%	5.45%	5.45%	5.45%	4.95%	4.35%	3.65%	2.90%	1.95%	1.95%	1.95%
International Equity	27.30%	27.30%	27.30%	27.30%	24.60%	21.90%	18.30%	14.55%	9.75%	9.75%	9.75%
Emerging Markets Equity	9.10%	9.10%	9.10%	9.10%	8.20%	7.30%	6.10%	4.85%	3.25%	3.25%	3.25%
Commodities	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Commodities	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fixed Income	9.00%	9.00%	9.00%	9.00%	18.00%	27.00%	39.00%	51.50%	62.50%	62.50%	62.50%
U.S. Fixed Income	6.10%	6.10%	6.10%	6.10%	13.70%	21.60%	31.20%	38.15%	41.25%	41.25%	41.25%
Inflation Managed	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	3.00%	7.50%	7.50%	7.50%
High Yield Fixed Income	1.95%	1.95%	1.95%	1.95%	2.80%	3.40%	5.00%	7.15%	10.00%	10.00%	10.00%
Emerging Markets Debt	0.95%	0.95%	0.95%	0.95%	1.50%	2.00%	2.80%	3.20%	3.75%	3.75%	3.75%
Money Market/Cash and Cash Equivalents	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	5.00%	5.00%	5.00%
Money Market/Cash and Cash Equivalents	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	5.00%	5.00%	5.00%
Note: Above allocations may not sum up to 100% due to rounding.
1
As of the date of this prospectus, the Fund utilizes mutual funds and, to a lesser extent, exchange-traded funds (ETFs) to implement its strategic target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its strategic target allocations in the future.
The glide path shows the Fund’s long term strategic target allocations as of the date of this prospectus. The Fund’s actual allocations may differ due to changes to these strategic target allocations or due to tactical allocations. In establishing the Fund’s strategic target allocations, the Adviser focuses on asset classes and underlying funds that the Adviser believes will outperform the S&P Target Date 2040 Index (the Fund’s benchmark) and peer group over the long term. The Adviser will use tactical allocations to take advantage of short to intermediate term opportunities through a combination of positions in underlying funds and direct investments, including derivatives.
42  |  JPMorgan SmartRetirement Funds

The Adviser will review the Fund’s strategic target allocations shown in the glide path at least annually (generally, in the first quarter of each calendar year), and may adjust the targets in its discretion, consistent with the Fund’s investment strategy. These changes might include modifying the existing strategic target allocations among the asset and sub-asset classes or, among other things, adding or removing asset and sub-asset classes or maintaining long-term strategic target allocations for longer or shorter periods of time. Consistent with this strategy, the Fund’s strategic target allocations shown in the glide path and table above may be different from the Fund’s actual strategic target allocations by +/- 5% for the equity, fixed income, money market/cash and cash equivalents and commodity asset and sub-asset classes. Additionally, as a result of short to intermediate term tactical allocations, the Fund may deviate from the strategic target allocations at any given time by up to +/- 15% for equity and fixed income, +/- 20% for money market/cash and cash equivalents and +/- 5% for commodity asset and sub-asset classes. The Adviser will review its tactical decisions on a periodic basis and may make modifications in its discretion.
As a result of the Adviser’s ability to make these modifications, the Fund’s actual allocations may differ from what is shown in the glide path and table above. Updated information concerning the Fund’s strategic target allocations and actual allocations to underlying funds and investments is available in the Fund’s shareholder reports and on the Fund’s website from time to time.
The Fund is a “to” target date fund. This means that the Fund intends to reach its most conservative strategic target allocations around the end of the year of the target retirement date. When the strategic target allocations of the Fund are substantially the same as those of the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees.
In addition to investing in mutual funds within the same group of investment companies, the Fund may invest in ETFs within the same group of investment companies (together with mutual funds within the same group of investment companies, J.P. Morgan Funds) and may, for the limited purposes described below, also invest in market cap weighted index ETFs that are managed by unaffiliated investment advisers (unaffiliated passive ETFs) (collectively with the J.P. Morgan Funds, the underlying funds). Market-cap weighted ETFs are ETFs that seek to passively track, as closely as possible, an index comprised of stocks or bonds that are weighted by market capitalization or issuance outstanding, respectively. The Fund may also invest directly in securities and derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index such as futures. The Fund may use futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds.
The Adviser will select and substitute underlying funds. In selecting underlying funds, the Adviser expects to select J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Fund or that have superior returns. For actively-managed underlying funds, the Adviser limits its selection to J.P. Morgan Funds. For passive ETFs, the Adviser expects to use a J.P. Morgan ETF unless the Adviser determines the investment is not available. To the extent the Adviser determines that an investment in a J.P. Morgan passive ETF is not available, only then will the Adviser consider an unaffiliated underlying fund.
The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the Adviser’s expectations regarding particular instruments or markets are not met. The Fund is exposed to the risks summarized below through both its investments in underlying funds and its direct investments.
An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.
The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s performance and ability to meet its investment objective.
Investment Risk. The Fund is not a complete retirement program and there is no guarantee that the Fund will provide sufficient retirement income to an investor. Meeting your retirement goals is dependent upon many factors including the amount you save and the period over which you do so. You should consider your expected retirement date, individual retirement needs (i.e., how much money you expect to need), other expected income after retirement, inflation, other assets, and risk tolerance in choosing whether to invest in the Fund. Your risk tolerance may change over time and the Adviser may change the Fund’s strategic target allocation model. It is important that you re-evaluate your investment in the Fund periodically.
Investments in Mutual Funds and ETFs Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy and may also invest in unaffiliated passive ETFs, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly
November 1, 2021  |  43

JPMorgan SmartRetirement® 2040 Fund (continued)
bear the expenses charged by the underlying funds. Because the Fund’s Adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the Adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest. In addition, the Adviser’s authority to allocate investments among J.P. Morgan Funds and unaffiliated ETFs creates conflicts of interest. For example, investing in J.P. Morgan Funds could cause the Fund to incur higher fees and will cause the Adviser and/or its affiliates to receive greater compensation, increase assets under management or support particular investment strategies or J.P. Morgan Funds.
Tactical Allocation Risk. The Adviser has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments shown in the glide path. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed in the glide path from time to time.
Equity Securities Risk. Investments in equity securities (such as stocks) are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s or the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of such securities goes down, the Fund’s investment decreases in value.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in some of the underlying funds may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of an underlying fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.
For example, the outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world, including those in which the underlying funds invest. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures may continue to have a significant negative impact on the performance of the underlying fund’s investments, increase an underlying fund’s volatility, exacerbate pre-existing political, social and economic risks to an underlying fund, and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the underlying funds invest, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.
Foreign Securities and Emerging Markets Risk. Investments in foreign issuers and foreign securities (including depositary receipts) are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely.
Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in emerging markets. Emerging market countries typically have less established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers. Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable.  In addition, the Fund is limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular, in emerging markets countries.
Income Securities Risk. Investments in income securities are subject to interest rate risk and credit risk. Certain underlying funds’ exposure to bonds and other debt securities will change
44  |  JPMorgan SmartRetirement Funds

in value based on changes in interest rates. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. Certain underlying funds invest in variable and floating rate loan assignments and participations (Loans) and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. An underlying fund may face a heightened level of interest rate risk due to certain changes in monetary policy. During periods when interest rates are low or there are negative interest rates, an underlying fund’s yield (and total return) also may be low or the underlying fund may be unable to maintain positive returns.
Income securities are also subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of certain underlying funds’ investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of an underlying fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may decline in value, face valuation difficulties, be more volatile and/or be illiquid. The risk of default for “sub-prime” mortgages is generally higher than other types of mortgage-backed securities. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.
Some of the underlying funds invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac)). Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of principal and interest. This would result in losses to an underlying fund. Securities issued by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.
The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, an underlying fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.
High Yield Securities and Loan Risk. Certain underlying funds invest in junk bonds, Loans and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments are considered to be speculative and may be subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties, and potential illiquidity. Such investments are subject to additional risks including subordination to other creditors, no collateral or limited rights in collateral, lack of a regular trading market, extended settlement periods, liquidity risks, prepayment risks, potentially less protections under the federal securities laws and lack of publicly available information. High yield securities and Loans that are deemed to be liquid at the time of purchase may become illiquid.
In recent years, there has been a broad trend of weaker or less restrictive covenant protections in both the Loan and high yield markets. Among other things, under such weaker or less restrictive covenants, borrowers might be able to exercise more flexibility with respect to certain activities than borrowers who are subject to stronger or more protective covenants. For example, borrowers might be able to incur more debt, including secured debt, return more capital to shareholders, remove or reduce assets that are designated as collateral securing Loans or high yield securities, increase the claims against assets that are permitted against collateral securing Loans or high yield securities or otherwise manage their business in ways that could impact creditors negatively. In addition, certain privately held borrowers might be permitted to file less frequent, less detailed or less timely financial reporting or other information, which could negatively impact the value of the Loans or high yield securities issued by such borrowers. Each of these factors might negatively impact the Loans and high yield instruments held by the Fund.
No active trading market may exist for some instruments and certain investments may be subject to restrictions on resale. In addition, the settlement period for Loans is uncertain as there is no standardized settlement schedule applicable to such
November 1, 2021  |  45

JPMorgan SmartRetirement® 2040 Fund (continued)
investments. Certain Loans may take more than seven days to settle. The inability to dispose of the underlying fund’s securities and other investments in a timely fashion could result in losses to the Fund and underlying fund. Because some instruments may have a more limited secondary market, liquidity and valuation risk is more pronounced for certain underlying funds than for underlying funds that invest primarily in other types of fixed income instruments or equity securities. When Loans and other instruments are prepaid, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for these securities, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Certain Loans may not be considered securities under the federal securities laws and, therefore, investments in such Loans may not be subject to certain protections under those laws. In addition, the adviser may not have access to material non-public information to which other investors may have access.
Real Estate Securities Risk. The Fund may be exposed through its direct investments or investments in underlying funds to real estate securities, including real estate investment trusts (REITs). These securities are subject to the same risks as direct investments in real estate and mortgages, which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors and, in the case of mortgages, credit risk, prepayment risk and extension risk. In addition, investments in REITS are subject to risks associated with management skill and creditworthiness of the issuer and underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds. Certain underlying funds are highly concentrated in real estate securities, including REITs.
Smaller Company Risk. Investments in smaller companies may be riskier, less liquid, more volatile and more vulnerable to economic, market and industry changes than investment in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. As a result, changes in the price of debt or equity issued by such companies may be more sudden or erratic than the prices of other securities, especially over the short term.
Derivatives Risk. The underlying funds and the Fund may use derivatives, including futures contracts and exchange traded futures. Derivatives may be riskier than other investments and may increase the volatility of the Fund and the underlying funds. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s or an underlying fund’s original investment. Certain derivatives expose the Fund and the underlying funds to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligation (including credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund or the underlying fund do not have a claim on the reference assets and are subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund and the underlying funds may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund and underlying funds to risks of mispricing or improper valuation.
Inflation Managed Strategy Risk. The Fund may invest in underlying funds that utilize derivatives and debt securities to mimic a portfolio of inflation-protected bonds. There is no guarantee that this strategy will be effective. In addition, the Fund may be exposed to inflation-protected securities. Unlike conventional bonds, the principal and interest payments on inflation-protected securities such as Treasury Inflation Protected Securities (TIPS) are adjusted periodically to a specified rate of inflation (i.e., Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U)). Exposure to TIPS and other inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of a TIPS tends to decline when real interest rates increase.
Securities and Financial Instruments Risk. The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).
Industry and Sector Focus Risk. At times the underlying funds and the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the underlying funds and the Fund increase the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Transactions Risk. The Fund or an underlying fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining
46  |  JPMorgan SmartRetirement Funds

prices. Similarly, for both the fund and underlying funds, large purchases of a fund’s shares may adversely affect the fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.
Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
You could lose money investing in the Fund.
The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R2 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years and ten years. The table compares the Fund’s performance to the performance of the S&P Target Date 2040 Index, a broad-based securities market index, and a composite benchmark. The composite benchmark for the Fund is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, Russell Midcap Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net of foreign withholding taxes), MSCI Emerging Markets Index (net of foreign withholding taxes, Bloomberg U.S. Aggregate Index; Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic target allocations of the Fund and is adjusted over time to correspond to changes in the strategic target allocations of the Fund. The performance of Class R3 Shares is based on the performance of Class A Shares (which are not offered in this prospectus) prior to the inception of Class R3 Shares. The actual returns for Class R3 Shares would have been different than those shown because Class R3 Shares have different expenses than Class A Shares. The performance of Class R4 Shares is based on the performance of Class I Shares (which are not offered in this prospectus) prior to the inception of Class R4 Shares. The actual returns for Class R4 Shares would have been different than those shown because Class R4 Shares have different expenses than Class I Shares. The performance of Class R6 Shares is based on the performance of Class R5 Shares prior to the inception of Class R6 Shares. The actual returns for Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
YEAR-BY-YEAR RETURNS - CLASS R2 SHARES

Best Quarter	2nd quarter, 2020	16.93%
Worst Quarter	1st quarter, 2020	-20.08%

The Fund’s year-to-date total return	through	9/30/21	was	8.63%	.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2020)
	Past 1 Year	Past 5 Years	Past 10 Years
CLASS R2 SHARES
Return Before Taxes	14.34%	10.28%	8.86%
Return After Taxes on Distributions	13.10	8.82	7.69
Return After Taxes on Distributions and Sale of Fund Shares	9.26	7.87	6.90
CLASS R3 SHARES
Return Before Taxes	14.64	10.54	9.13
CLASS R4 SHARES
Return Before Taxes	14.90	10.79	9.31
CLASS R5 SHARES
Return Before Taxes	15.09	10.96	9.48
CLASS R6 SHARES
Return Before Taxes	15.20	11.07	9.54
S&P TARGET DATE 2040 INDEX (Reflects No Deduction for Fees, Expenses, or Taxes)	13.37	10.95	9.26
JPM SMARTRETIREMENT 2040 COMPOSITE BENCHMARK (Reflects No Deduction for Fees, Expenses, or Taxes)	12.76	11.17	9.47
After-tax returns are shown only for the Class R2 Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax
November 1, 2021  |  47

JPMorgan SmartRetirement® 2040 Fund (continued)
returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Management
J.P. Morgan Investment Management Inc. (the adviser)
Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser
Daniel Oldroyd	2010	Managing Director
Silvia Trillo	2019	Managing Director
Jeffrey A. Geller	2008	Managing Director
Purchase and Sale of Fund Shares
There are no minimum or maximum purchase requirements with respect to Class R2, Class R3, Class R4 or Class R5 Shares.
For Class R6 Shares
To establish an account	$5,000,000 for Discretionary Accounts
$5,000,000 for Institutional Investors
$15,000,000 for Other Investors
To add to an account	No minimum levels
There is no investment minimum for other Class R6 eligible investors, as described in the “Investing with J.P.Morgan Funds — Choosing a Share Class — Eligibility” section.
In general, you may purchase or redeem shares on any business day:
•
Through your Financial Intermediary or the eligible retirement plan or college savings plan through which you invest in the Fund
•
By writing to J.P. Morgan Funds Services, P.O. Box 219143, Kansas City, MO 64121-9143
•
After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111
Tax Information
The Fund does not intend to make distributions that may be taxed as ordinary income or capital gains because your investment is in a 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
48  |  JPMorgan SmartRetirement Funds

JPMorgan SmartRetirement® 2045 Fund
Class/Ticker: R2/JSAZX; R3/JSAPX; R4/JSAQX; R5/JSAIX; R6/JSAYX
What is the goal of the Fund?
The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. “Acquired Fund (Underlying Fund) Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund (Underlying Fund) Fees and Expenses is included in the total returns of the Fund. Acquired Fund (Underlying Fund) Fees and Expenses are not direct costs of the Fund, are not used by the Fund to calculate its net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R2	Class R3	Class R4	Class R5	Class R6
Management Fees	NONE	NONE	NONE	NONE	NONE
Distribution (Rule 12b-1) Fees	0.50	0.25	NONE	NONE	NONE
Other Expenses	0.27	0.27	0.27	0.12	0.02
Service Fees	0.25	0.25	0.25	0.10	NONE
Remainder of Other Expenses	0.02	0.02	0.02	0.02	0.02
Acquired Fund (Underlying Fund) Fees and Expenses	0.45	0.45	0.45	0.45	0.45
Total Annual Fund Operating Expenses	1.22	0.97	0.72	0.57	0.47
Fee Waivers and/or Expense Reimbursements[1]	-0.02	-0.02	-0.02	-0.02	-0.02
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[1]	1.20	0.95	0.70	0.55	0.45
1
The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 0.75%, 0.50%, 0.25%, 0.10% and 0.00% of the average daily net assets of Class R2, Class R3, Class R4, Class R5 and Class R6 Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/22, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/22 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	122	385	668	1,476
CLASS R3 SHARES ($)	97	307	534	1,188
CLASS R4 SHARES ($)	72	228	399	893
CLASS R5 SHARES ($)	56	181	316	712
CLASS R6 SHARES ($)	46	149	261	590
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.
What are the Fund’s main investment strategies?
The JPMorgan SmartRetirement® 2045 Fund is a “fund of funds” that primarily invests in other mutual funds within the same group of investment companies, and is generally intended for investors expecting to retire around the year 2045 (target retirement date). The Fund is designed to provide exposure to a
November 1, 2021  |  49

JPMorgan SmartRetirement® 2045 Fund (continued)
variety of asset classes through investments in underlying funds, and over time the Fund’s asset allocation strategy will change. The “glide path” depicted in the chart below shows how the Fund’s strategic target allocations among asset and sub-
asset classes generally become more conservative as the target retirement date approaches (i.e., more emphasis on fixed income and less on equity). The table accompanying the chart is simply the glide path in tabular form.

Strategic Target Allocations[1]
Years to Target Date	40+	35	30	25	20	15	10	5	0	-5	-10
Equity	91.00%	91.00%	91.00%	91.00%	82.00%	73.00%	61.00%	48.50%	32.50%	32.50%	32.50%
U.S. Large Cap Equity	39.95%	39.95%	39.95%	39.95%	35.95%	32.10%	26.80%	21.30%	14.25%	14.25%	14.25%
U.S. Small/Mid Cap Equity	9.20%	9.20%	9.20%	9.20%	8.30%	7.35%	6.15%	4.90%	3.30%	3.30%	3.30%
REIT	5.45%	5.45%	5.45%	5.45%	4.95%	4.35%	3.65%	2.90%	1.95%	1.95%	1.95%
International Equity	27.30%	27.30%	27.30%	27.30%	24.60%	21.90%	18.30%	14.55%	9.75%	9.75%	9.75%
Emerging Markets Equity	9.10%	9.10%	9.10%	9.10%	8.20%	7.30%	6.10%	4.85%	3.25%	3.25%	3.25%
Commodities	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Commodities	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fixed Income	9.00%	9.00%	9.00%	9.00%	18.00%	27.00%	39.00%	51.50%	62.50%	62.50%	62.50%
U.S. Fixed Income	6.10%	6.10%	6.10%	6.10%	13.70%	21.60%	31.20%	38.15%	41.25%	41.25%	41.25%
Inflation Managed	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	3.00%	7.50%	7.50%	7.50%
High Yield Fixed Income	1.95%	1.95%	1.95%	1.95%	2.80%	3.40%	5.00%	7.15%	10.00%	10.00%	10.00%
Emerging Markets Debt	0.95%	0.95%	0.95%	0.95%	1.50%	2.00%	2.80%	3.20%	3.75%	3.75%	3.75%
Money Market/Cash and Cash Equivalents	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	5.00%	5.00%	5.00%
Money Market/Cash and Cash Equivalents	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	5.00%	5.00%	5.00%
Note: Above allocations may not sum up to 100% due to rounding.
1
As of the date of this prospectus, the Fund utilizes mutual funds and, to a lesser extent, exchange-traded funds (ETFs) to implement its strategic target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its strategic target allocations in the future.
The glide path shows the Fund’s long term strategic target allocations as of the date of this prospectus. The Fund’s actual allocations may differ due to changes to these strategic target allocations or due to tactical allocations. In establishing the Fund’s strategic target allocations, the Adviser focuses on asset classes and underlying funds that the Adviser believes will outperform the S&P Target Date 2045 Index (the Fund’s benchmark) and peer group over the long term. The Adviser will use tactical allocations to take advantage of short to intermediate term opportunities through a combination of positions in underlying funds and direct investments, including derivatives.
50  |  JPMorgan SmartRetirement Funds

The Adviser will review the Fund’s strategic target allocations shown in the glide path at least annually (generally, in the first quarter of each calendar year), and may adjust the targets in its discretion, consistent with the Fund’s investment strategy. These changes might include modifying the existing strategic target allocations among the asset and sub-asset classes or, among other things, adding or removing asset and sub-asset classes or maintaining long-term strategic target allocations for longer or shorter periods of time. Consistent with this strategy, the Fund’s strategic target allocations shown in the glide path and table above may be different from the Fund’s actual strategic target allocations by +/- 5% for the equity, fixed income, money market/cash and cash equivalents and commodity asset and sub-asset classes. Additionally, as a result of short to intermediate term tactical allocations, the Fund may deviate from the strategic target allocations at any given time by up to +/- 15% for equity and fixed income, +/- 20% for money market/cash and cash equivalents and +/- 5% for commodity asset and sub-asset classes. The Adviser will review its tactical decisions on a periodic basis and may make modifications in its discretion.
As a result of the Adviser’s ability to make these modifications, the Fund’s actual allocations may differ from what is shown in the glide path and table above. Updated information concerning the Fund’s strategic target allocations and actual allocations to underlying funds and investments is available in the Fund’s shareholder reports and on the Fund’s website from time to time.
The Fund is a “to” target date fund. This means that the Fund intends to reach its most conservative strategic target allocations around the end of the year of the target retirement date. When the strategic target allocations of the Fund are substantially the same as those of the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees.
In addition to investing in mutual funds within the same group of investment companies, the Fund may invest in ETFs within the same group of investment companies (together with mutual funds within the same group of investment companies, J.P. Morgan Funds) and may, for the limited purposes described below, also invest in market cap weighted index ETFs that are managed by unaffiliated investment advisers (unaffiliated passive ETFs) (collectively with the J.P. Morgan Funds, the underlying funds). Market-cap weighted ETFs are ETFs that seek to passively track, as closely as possible, an index comprised of stocks or bonds that are weighted by market capitalization or issuance outstanding, respectively. The Fund may also invest directly in securities and derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index such as futures. The Fund may use futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds.
The Adviser will select and substitute underlying funds. In selecting underlying funds, the Adviser expects to select J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Fund or that have superior returns. For actively-managed underlying funds, the Adviser limits its selection to J.P. Morgan Funds. For passive ETFs, the Adviser expects to use a J.P. Morgan ETF unless the Adviser determines the investment is not available. To the extent the Adviser determines that an investment in a J.P. Morgan passive ETF is not available, only then will the Adviser consider an unaffiliated underlying fund.
The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the Adviser’s expectations regarding particular instruments or markets are not met. The Fund is exposed to the risks summarized below through both its investments in underlying funds and its direct investments.
An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.
The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s performance and ability to meet its investment objective.
Investment Risk. The Fund is not a complete retirement program and there is no guarantee that the Fund will provide sufficient retirement income to an investor. Meeting your retirement goals is dependent upon many factors including the amount you save and the period over which you do so. You should consider your expected retirement date, individual retirement needs (i.e., how much money you expect to need), other expected income after retirement, inflation, other assets, and risk tolerance in choosing whether to invest in the Fund. Your risk tolerance may change over time and the Adviser may change the Fund’s strategic target allocation model. It is important that you re-evaluate your investment in the Fund periodically.
Investments in Mutual Funds and ETFs Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy and may also invest in unaffiliated passive ETFs, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly
November 1, 2021  |  51

JPMorgan SmartRetirement® 2045 Fund (continued)
bear the expenses charged by the underlying funds. Because the Fund’s Adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the Adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest. In addition, the Adviser’s authority to allocate investments among J.P. Morgan Funds and unaffiliated ETFs creates conflicts of interest. For example, investing in J.P. Morgan Funds could cause the Fund to incur higher fees and will cause the Adviser and/or its affiliates to receive greater compensation, increase assets under management or support particular investment strategies or J.P. Morgan Funds.
Tactical Allocation Risk. The Adviser has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments shown in the glide path. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed in the glide path from time to time.
Equity Securities Risk. Investments in equity securities (such as stocks) are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s or the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of such securities goes down, the Fund’s investment decreases in value.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in some of the underlying funds may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of an underlying fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.
For example, the outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world, including those in which the underlying funds invest. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures may continue to have a significant negative impact on the performance of the underlying fund’s investments, increase an underlying fund’s volatility, exacerbate pre-existing political, social and economic risks to an underlying fund, and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the underlying funds invest, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.
Foreign Securities and Emerging Markets Risk. Investments in foreign issuers and foreign securities (including depositary receipts) are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely.
Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in emerging markets. Emerging market countries typically have less established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers. Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable.  In addition, the Fund is limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular, in emerging markets countries.
Income Securities Risk. Investments in income securities are subject to interest rate risk and credit risk. Certain underlying funds’ exposure to bonds and other debt securities will change
52  |  JPMorgan SmartRetirement Funds

in value based on changes in interest rates. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. Certain underlying funds invest in variable and floating rate loan assignments and participations (Loans) and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. An underlying fund may face a heightened level of interest rate risk due to certain changes in monetary policy. During periods when interest rates are low or there are negative interest rates, an underlying fund’s yield (and total return) also may be low or the underlying fund may be unable to maintain positive returns.
Income securities are also subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of certain underlying funds’ investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of an underlying fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may decline in value, face valuation difficulties, be more volatile and/or be illiquid. The risk of default for “sub-prime” mortgages is generally higher than other types of mortgage-backed securities. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.
Some of the underlying funds invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac)). Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of principal and interest. This would result in losses to an underlying fund. Securities issued by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.
The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, an underlying fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.
High Yield Securities and Loan Risk. Certain underlying funds invest in junk bonds, Loans and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments are considered to be speculative and may be subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties, and potential illiquidity. Such investments are subject to additional risks including subordination to other creditors, no collateral or limited rights in collateral, lack of a regular trading market, extended settlement periods, liquidity risks, prepayment risks, potentially less protections under the federal securities laws and lack of publicly available information. High yield securities and Loans that are deemed to be liquid at the time of purchase may become illiquid.
In recent years, there has been a broad trend of weaker or less restrictive covenant protections in both the Loan and high yield markets. Among other things, under such weaker or less restrictive covenants, borrowers might be able to exercise more flexibility with respect to certain activities than borrowers who are subject to stronger or more protective covenants. For example, borrowers might be able to incur more debt, including secured debt, return more capital to shareholders, remove or reduce assets that are designated as collateral securing Loans or high yield securities, increase the claims against assets that are permitted against collateral securing Loans or high yield securities or otherwise manage their business in ways that could impact creditors negatively. In addition, certain privately held borrowers might be permitted to file less frequent, less detailed or less timely financial reporting or other information, which could negatively impact the value of the Loans or high yield securities issued by such borrowers. Each of these factors might negatively impact the Loans and high yield instruments held by the Fund.
No active trading market may exist for some instruments and certain investments may be subject to restrictions on resale. In addition, the settlement period for Loans is uncertain as there is no standardized settlement schedule applicable to such
November 1, 2021  |  53

JPMorgan SmartRetirement® 2045 Fund (continued)
investments. Certain Loans may take more than seven days to settle. The inability to dispose of the underlying fund’s securities and other investments in a timely fashion could result in losses to the Fund and underlying fund. Because some instruments may have a more limited secondary market, liquidity and valuation risk is more pronounced for certain underlying funds than for underlying funds that invest primarily in other types of fixed income instruments or equity securities. When Loans and other instruments are prepaid, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for these securities, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Certain Loans may not be considered securities under the federal securities laws and, therefore, investments in such Loans may not be subject to certain protections under those laws. In addition, the adviser may not have access to material non-public information to which other investors may have access.
Real Estate Securities Risk. The Fund may be exposed through its direct investments or investments in underlying funds to real estate securities, including real estate investment trusts (REITs). These securities are subject to the same risks as direct investments in real estate and mortgages, which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors and, in the case of mortgages, credit risk, prepayment risk and extension risk. In addition, investments in REITS are subject to risks associated with management skill and creditworthiness of the issuer and underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds. Certain underlying funds are highly concentrated in real estate securities, including REITs.
Smaller Company Risk. Investments in smaller companies may be riskier, less liquid, more volatile and more vulnerable to economic, market and industry changes than investment in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. As a result, changes in the price of debt or equity issued by such companies may be more sudden or erratic than the prices of other securities, especially over the short term.
Derivatives Risk. The underlying funds and the Fund may use derivatives, including futures contracts and exchange traded futures. Derivatives may be riskier than other investments and may increase the volatility of the Fund and the underlying funds. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s or an underlying fund’s original investment. Certain derivatives expose the Fund and the underlying funds to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligation (including credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund or the underlying fund do not have a claim on the reference assets and are subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund and the underlying funds may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund and underlying funds to risks of mispricing or improper valuation.
Inflation Managed Strategy Risk. The Fund may invest in underlying funds that utilize derivatives and debt securities to mimic a portfolio of inflation-protected bonds. There is no guarantee that this strategy will be effective. In addition, the Fund may be exposed to inflation-protected securities. Unlike conventional bonds, the principal and interest payments on inflation-protected securities such as Treasury Inflation Protected Securities (TIPS) are adjusted periodically to a specified rate of inflation (i.e., Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U)). Exposure to TIPS and other inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of a TIPS tends to decline when real interest rates increase.
Securities and Financial Instruments Risk. The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).
Industry and Sector Focus Risk. At times the underlying funds and the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the underlying funds and the Fund increase the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Transactions Risk. The Fund or an underlying fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining
54  |  JPMorgan SmartRetirement Funds

prices. Similarly, for both the Fund and underlying funds, large purchases of a fund’s shares may adversely affect the fund’s performance to the extent that the fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.
Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
You could lose money investing in the Fund.
The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R2 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years and ten years. The table compares the Fund’s performance to the performance of the S&P Target Date 2045 Index, a broad-based securities market index, and a composite benchmark. The composite benchmark for the Fund is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, Russell Midcap Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net of foreign withholding taxes), MSCI Emerging Markets Index (net of foreign withholding taxes, Bloomberg U.S. Aggregate Index; Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic target allocations of the Fund and is adjusted over time to correspond to changes in the strategic target allocations of the Fund. The performance of Class R3 Shares is based on the performance of Class A Shares (which are not offered in this prospectus) prior to the inception of Class R3 Shares. The actual returns for Class R3 Shares would have been different than those shown because Class R3 Shares have different expenses than Class A Shares. The performance of Class R4 Shares is based on the performance of Class I Shares (which are not offered in this prospectus) prior to the inception of Class R4 Shares. The actual returns for Class R4 Shares would have been different than those shown because Class R4 Shares have different expenses than Class I Shares. The performance of Class R6 Shares is based on the performance of Class R5 Shares prior to the inception of Class R6 Shares. The actual returns for Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
YEAR-BY-YEAR RETURNS - CLASS R2 SHARES

Best Quarter	2nd quarter, 2020	17.97%
Worst Quarter	1st quarter, 2020	-21.52%

The Fund’s year-to-date total return	through	9/30/21	was	9.64%	.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2020)
	Past 1 Year	Past 5 Years	Past 10 Years
CLASS R2 SHARES
Return Before Taxes	14.72%	10.48%	8.98%
Return After Taxes on Distributions	13.59	9.14	7.84
Return After Taxes on Distributions and Sale of Fund Shares	9.45	8.05	6.99
CLASS R3 SHARES
Return Before Taxes	15.06	10.72	9.24
CLASS R4 SHARES
Return Before Taxes	15.31	10.98	9.42
CLASS R5 SHARES
Return Before Taxes	15.52	11.15	9.59
CLASS R6 SHARES
Return Before Taxes	15.64	11.27	9.65
S&P TARGET DATE 2045 INDEX (Reflects No Deduction for Fees, Expenses, or Taxes)	13.66	11.24	9.49
JPM SMARTRETIREMENT 2045 COMPOSITE BENCHMARK (Reflects No Deduction for Fees, Expenses, or Taxes)	13.11	11.36	9.57
After-tax returns are shown only for the Class R2 Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax
November 1, 2021  |  55

JPMorgan SmartRetirement® 2045 Fund (continued)
returns are not relevant to investors who holds their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Management
J.P. Morgan Investment Management Inc. (the adviser)
Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser
Daniel Oldroyd	2010	Managing Director
Silvia Trillo	2019	Managing Director
Jeffrey A. Geller	2008	Managing Director
Purchase and Sale of Fund Shares
There are no minimum or maximum purchase requirements with respect to Class R2, Class R3, Class R4 or Class R5 Shares.
For Class R6 Shares
To establish an account	$5,000,000 for Discretionary Accounts
$5,000,000 for Institutional Investors
$15,000,000 for Other Investors
To add to an account	No minimum levels
There is no investment minimum for other Class R6 eligible investors, as described in the “Investing with J.P.Morgan Funds — Choosing a Share Class — Eligibility” section.
In general, you may purchase or redeem shares on any business day:
•
Through your Financial Intermediary or the eligible retirement plan or college savings plan through which you invest in the Fund
•
By writing to J.P. Morgan Funds Services, P.O. Box 219143, Kansas City, MO 64121-9143
•
After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111
Tax Information
The Fund does not intend to make distributions that may be taxed as ordinary income or capital gains because your investment is in a 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
56  |  JPMorgan SmartRetirement Funds

JPMorgan SmartRetirement® 2050 Fund
Class/Ticker: R2/JTSZX; R3/JTSPX; R4/JTSQX; R5/JTSIX; R6/JTSYX
What is the goal of the Fund?
The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. “Acquired Fund (Underlying Fund) Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund (Underlying Fund) Fees and Expenses is included in the total returns of the Fund. Acquired Fund (Underlying Fund) Fees and Expenses are not direct costs of the Fund, are not used by the Fund to calculate its net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R2	Class R3	Class R4	Class R5	Class R6
Management Fees	NONE	NONE	NONE	NONE	NONE
Distribution (Rule 12b-1) Fees	0.50	0.25	NONE	NONE	NONE
Other Expenses	0.27	0.27	0.27	0.12	0.02
Service Fees	0.25	0.25	0.25	0.10	NONE
Remainder of Other Expenses	0.02	0.02	0.02	0.02	0.02
Acquired Fund (Underlying Fund) Fees and Expenses	0.45	0.45	0.45	0.45	0.45
Total Annual Fund Operating Expenses	1.22	0.97	0.72	0.57	0.47
Fee Waivers and/or Expense Reimbursements[1]	-0.02	-0.02	-0.02	-0.02	-0.02
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[1]	1.20	0.95	0.70	0.55	0.45
1
The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 0.75%, 0.50%, 0.25%, 0.10% and 0.00% of the average daily net assets of Class R2, Class R3, Class R4, Class R5 and Class R6 Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/22, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/22 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	122	385	668	1,476
CLASS R3 SHARES ($)	97	307	534	1,188
CLASS R4 SHARES ($)	72	228	399	893
CLASS R5 SHARES ($)	56	181	316	712
CLASS R6 SHARES ($)	46	149	261	590
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.
What are the Fund’s main investment strategies?
The JPMorgan SmartRetirement® 2050 Fund is a “fund of funds” that primarily invests in other mutual funds within the same group of investment companies, and is generally intended for investors expecting to retire around the year 2050 (target retirement date). The Fund is designed to provide exposure to a
November 1, 2021  |  57

JPMorgan SmartRetirement® 2050 Fund (continued)
variety of asset classes through investments in underlying funds, and over time the Fund’s asset allocation strategy will change. The “glide path” depicted in the chart below shows how the Fund’s strategic target allocations among asset and sub-
asset classes generally become more conservative as the target retirement date approaches (i.e., more emphasis on fixed income and less on equity). The table accompanying the chart is simply the glide path in tabular form.

Strategic Target Allocations[1]
Years to Target Date	40+	35	30	25	20	15	10	5	0	-5	-10
Equity	91.00%	91.00%	91.00%	91.00%	82.00%	73.00%	61.00%	48.50%	32.50%	32.50%	32.50%
U.S. Large Cap Equity	39.95%	39.95%	39.95%	39.95%	35.95%	32.10%	26.80%	21.30%	14.25%	14.25%	14.25%
U.S. Small/Mid Cap Equity	9.20%	9.20%	9.20%	9.20%	8.30%	7.35%	6.15%	4.90%	3.30%	3.30%	3.30%
REIT	5.45%	5.45%	5.45%	5.45%	4.95%	4.35%	3.65%	2.90%	1.95%	1.95%	1.95%
International Equity	27.30%	27.30%	27.30%	27.30%	24.60%	21.90%	18.30%	14.55%	9.75%	9.75%	9.75%
Emerging Markets Equity	9.10%	9.10%	9.10%	9.10%	8.20%	7.30%	6.10%	4.85%	3.25%	3.25%	3.25%
Commodities	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Commodities	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fixed Income	9.00%	9.00%	9.00%	9.00%	18.00%	27.00%	39.00%	51.50%	62.50%	62.50%	62.50%
U.S. Fixed Income	6.10%	6.10%	6.10%	6.10%	13.70%	21.60%	31.20%	38.15%	41.25%	41.25%	41.25%
Inflation Managed	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	3.00%	7.50%	7.50%	7.50%
High Yield Fixed Income	1.95%	1.95%	1.95%	1.95%	2.80%	3.40%	5.00%	7.15%	10.00%	10.00%	10.00%
Emerging Markets Debt	0.95%	0.95%	0.95%	0.95%	1.50%	2.00%	2.80%	3.20%	3.75%	3.75%	3.75%
Money Market/Cash and Cash Equivalents	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	5.00%	5.00%	5.00%
Money Market/Cash and Cash Equivalents	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	5.00%	5.00%	5.00%
Note: Above allocations may not sum up to 100% due to rounding.
1
As of the date of this prospectus, the Fund utilizes mutual funds and, to a lesser extent, exchange-traded funds (ETFs) to implement its strategic target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its strategic target allocations in the future.
The glide path shows the Fund’s long term strategic target allocations as of the date of this prospectus. The Fund’s actual allocations may differ due to changes to these strategic target allocations or due to tactical allocations. In establishing the Fund’s strategic target allocations, the Adviser focuses on asset classes and underlying funds that the Adviser believes will outperform the S&P Target Date 2050 Index (the Fund’s benchmark) and peer group over the long term. The Adviser will use tactical allocations to take advantage of short to intermediate term opportunities through a combination of positions in underlying funds and direct investments, including derivatives.
58  |  JPMorgan SmartRetirement Funds

The Adviser will review the Fund’s strategic target allocations shown in the glide path at least annually (generally, in the first quarter of each calendar year), and may adjust the targets in its discretion, consistent with the Fund’s investment strategy. These changes might include modifying the existing strategic target allocations among the asset and sub-asset classes or, among other things, adding or removing asset and sub-asset classes or maintaining long-term strategic target allocations for longer or shorter periods of time. Consistent with this strategy, the Fund’s strategic target allocations shown in the glide path and table above may be different from the Fund’s actual strategic target allocations by +/- 5% for the equity, fixed income, money market/cash and cash equivalents and commodity asset and sub-asset classes. Additionally, as a result of short to intermediate term tactical allocations, the Fund may deviate from the strategic target allocations at any given time by up to +/- 15% for equity and fixed income, +/- 20% for money market/cash and cash equivalents and +/- 5% for commodity asset and sub-asset classes. The Adviser will review its tactical decisions on a periodic basis and may make modifications in its discretion.
As a result of the Adviser’s ability to make these modifications, the Fund’s actual allocations may differ from what is shown in the glide path and table above. Updated information concerning the Fund’s strategic target allocations and actual allocations to underlying funds and investments is available in the Fund’s shareholder reports and on the Fund’s website from time to time.
The Fund is a “to” target date fund. This means that the Fund intends to reach its most conservative strategic target allocations around the end of the year of the target retirement date. When the strategic target allocations of the Fund are substantially the same as those of the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees.
In addition to investing in mutual funds within the same group of investment companies, the Fund may invest in ETFs within the same group of investment companies (together with mutual funds within the same group of investment companies, J.P. Morgan Funds) and may, for the limited purposes described below, also invest in market cap weighted index ETFs that are managed by unaffiliated investment advisers (unaffiliated passive ETFs) (collectively with the J.P. Morgan Funds, the underlying funds). Market-cap weighted ETFs are ETFs that seek to passively track, as closely as possible, an index comprised of stocks or bonds that are weighted by market capitalization or issuance outstanding, respectively. The Fund may also invest directly in securities and derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index such as futures. The Fund may use futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds.
The Adviser will select and substitute underlying funds. In selecting underlying funds, the Adviser expects to select J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Fund or that have superior returns. For actively-managed underlying funds, the Adviser limits its selection to J.P. Morgan Funds. For passive ETFs, the Adviser expects to use a J.P. Morgan ETF unless the Adviser determines the investment is not available. To the extent the Adviser determines that an investment in a J.P. Morgan passive ETF is not available, only then will the Adviser consider an unaffiliated underlying fund.
The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the Adviser’s expectations regarding particular instruments or markets are not met. The Fund is exposed to the risks summarized below through both its investments in underlying funds and its direct investments.
An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.
The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s performance and ability to meet its investment objective.
Investment Risk. The Fund is not a complete retirement program and there is no guarantee that the Fund will provide sufficient retirement income to an investor. Meeting your retirement goals is dependent upon many factors including the amount you save and the period over which you do so. You should consider your expected retirement date, individual retirement needs (i.e., how much money you expect to need), other expected income after retirement, inflation, other assets, and risk tolerance in choosing whether to invest in the Fund. Your risk tolerance may change over time and the Adviser may change the Fund’s strategic target allocation model. It is important that you re-evaluate your investment in the Fund periodically.
Investments in Mutual Funds and ETFs Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy and may also invest in unaffiliated passive ETFs, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly
November 1, 2021  |  59

JPMorgan SmartRetirement® 2050 Fund (continued)
bear the expenses charged by the underlying funds. Because the Fund’s Adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the Adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest. In addition, the Adviser’s authority to allocate investments among J.P. Morgan Funds and unaffiliated ETFs creates conflicts of interest. For example, investing in J.P. Morgan Funds could cause the Fund to incur higher fees and will cause the Adviser and/or its affiliates to receive greater compensation, increase assets under management or support particular investment strategies or J.P. Morgan Funds.
Tactical Allocation Risk. The Adviser has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments shown in the glide path. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed in the glide path from time to time.
Equity Securities Risk. Investments in equity securities (such as stocks) are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s or the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of such securities goes down, the Fund’s investment decreases in value.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in some of the underlying funds may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of an underlying fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.
For example, the outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world, including those in which the underlying funds invest. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures may continue to have a significant negative impact on the performance of the underlying fund’s investments, increase an underlying fund’s volatility, exacerbate pre-existing political, social and economic risks to an underlying fund, and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the underlying funds invest, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.
Foreign Securities and Emerging Markets Risk. Investments in foreign issuers and foreign securities (including depositary receipts) are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely.
Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in emerging markets. Emerging market countries typically have less established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers. Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable.  In addition, the Fund is limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular, in emerging markets countries.
Income Securities Risk. Investments in income securities are subject to interest rate risk and credit risk. Certain underlying funds’ exposure to bonds and other debt securities will change
60  |  JPMorgan SmartRetirement Funds

in value based on changes in interest rates. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. Certain underlying funds invest in variable and floating rate loan assignments and participations (Loans) and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. An underlying fund may face a heightened level of interest rate risk due to certain changes in monetary policy. During periods when interest rates are low or there are negative interest rates, an underlying fund’s yield (and total return) also may be low or the underlying fund may be unable to maintain positive returns.
Income securities are also subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of certain underlying funds’ investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of an underlying fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may decline in value, face valuation difficulties, be more volatile and/or be illiquid. The risk of default for “sub-prime” mortgages is generally higher than other types of mortgage-backed securities. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.
Some of the underlying funds invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac)). Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of principal and interest. This would result in losses to an underlying fund. Securities issued by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.
The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, an underlying fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.
High Yield Securities and Loan Risk. Certain underlying funds invest in junk bonds, Loans and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments are considered to be speculative and may be subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties, and potential illiquidity. Such investments are subject to additional risks including subordination to other creditors, no collateral or limited rights in collateral, lack of a regular trading market, extended settlement periods, liquidity risks, prepayment risks, potentially less protections under the federal securities laws and lack of publicly available information. High yield securities and Loans that are deemed to be liquid at the time of purchase may become illiquid.
In recent years, there has been a broad trend of weaker or less restrictive covenant protections in both the Loan and high yield markets. Among other things, under such weaker or less restrictive covenants, borrowers might be able to exercise more flexibility with respect to certain activities than borrowers who are subject to stronger or more protective covenants. For example, borrowers might be able to incur more debt, including secured debt, return more capital to shareholders, remove or reduce assets that are designated as collateral securing Loans or high yield securities, increase the claims against assets that are permitted against collateral securing Loans or high yield securities or otherwise manage their business in ways that could impact creditors negatively. In addition, certain privately held borrowers might be permitted to file less frequent, less detailed or less timely financial reporting or other information, which could negatively impact the value of the Loans or high yield securities issued by such borrowers. Each of these factors might negatively impact the Loans and high yield instruments held by the Fund.
No active trading market may exist for some instruments and certain investments may be subject to restrictions on resale. In addition, the settlement period for Loans is uncertain as there is no standardized settlement schedule applicable to such
November 1, 2021  |  61

JPMorgan SmartRetirement® 2050 Fund (continued)
investments. Certain Loans may take more than seven days to settle. The inability to dispose of the underlying fund’s securities and other investments in a timely fashion could result in losses to the Fund and underlying fund. Because some instruments may have a more limited secondary market, liquidity and valuation risk is more pronounced for certain underlying funds than for underlying funds that invest primarily in other types of fixed income instruments or equity securities. When Loans and other instruments are prepaid, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for these securities, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Certain Loans may not be considered securities under the federal securities laws and, therefore, investments in such Loans may not be subject to certain protections under those laws. In addition, the adviser may not have access to material non-public information to which other investors may have access.
Real Estate Securities Risk. The Fund may be exposed through its direct investments or investments in underlying funds to real estate securities, including real estate investment trusts (REITs). These securities are subject to the same risks as direct investments in real estate and mortgages, which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors and, in the case of mortgages, credit risk, prepayment risk and extension risk. In addition, investments in REITS are subject to risks associated with management skill and creditworthiness of the issuer and underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds. Certain underlying funds are highly concentrated in real estate securities, including REITs.
Smaller Company Risk. Investments in smaller companies may be riskier, less liquid, more volatile and more vulnerable to economic, market and industry changes than investment in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. As a result, changes in the price of debt or equity issued by such companies may be more sudden or erratic than the prices of other securities, especially over the short term.
Derivatives Risk. The underlying funds and the Fund may use derivatives, including futures contracts and exchange traded futures. Derivatives may be riskier than other investments and may increase the volatility of the Fund and the underlying funds. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s or an underlying fund’s original investment. Certain derivatives expose the Fund and the underlying funds to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligation (including credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund or the underlying fund do not have a claim on the reference assets and are subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund and the underlying funds may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund and underlying funds to risks of mispricing or improper valuation.
Inflation Managed Strategy Risk. The Fund may invest in underlying funds that utilize derivatives and debt securities to mimic a portfolio of inflation-protected bonds. There is no guarantee that this strategy will be effective. In addition, the Fund may be exposed to inflation-protected securities. Unlike conventional bonds, the principal and interest payments on inflation-protected securities such as Treasury Inflation Protected Securities (TIPS) are adjusted periodically to a specified rate of inflation (i.e., Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U)). Exposure to TIPS and other inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of a TIPS tends to decline when real interest rates increase.
Securities and Financial Instruments Risk. The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).
Industry and Sector Focus Risk. At times the underlying funds and the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the underlying funds and the Fund increase the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Transactions Risk. The Fund or an underlying fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining
62  |  JPMorgan SmartRetirement Funds

prices. Similarly, for both the Fund and underlying funds, large purchases of a fund’s shares may adversely affect the fund’s performance to the extent that the fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.
Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
You could lose money investing in the Fund.
The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R2 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years and ten years. The table compares the Fund’s performance to the performance of the S&P Target Date 2050 Index, a broad-based securities market index, and a composite benchmark. The composite benchmark for the Fund is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, Russell Midcap Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net of foreign withholding taxes), MSCI Emerging Markets Index (net of foreign withholding taxes, Bloomberg U.S. Aggregate Index; Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic target allocations of the Fund and is adjusted over time to correspond to changes in the strategic target allocations of the Fund. The performance of Class R3 Shares is based on the performance of Class A Shares (which are not offered in this prospectus) prior to the inception of Class R3 Shares. The actual returns for Class R3 Shares would have been different than those shown because Class R3 Shares have different expenses than Class A Shares. The performance of Class R4 Shares is based on the performance of Class I Shares (which are not offered in this prospectus) prior to the inception of Class R4 Shares. The actual returns for Class R4 Shares would have been different than those shown because Class R4 Shares have different expenses than Class I Shares. The performance of Class R6 Shares is based on the performance of Class R5 Shares prior to the inception of Class R6 Shares. The actual returns for Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
YEAR-BY-YEAR RETURNS - CLASS R2 SHARES

Best Quarter	2nd quarter, 2020	17.86%
Worst Quarter	1st quarter, 2020	-21.46%

The Fund’s year-to-date total return	through	9/30/21	was	9.59%	.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2020)
	Past 1 Year	Past 5 Years	Past 10 Years
CLASS R2 SHARES
Return Before Taxes	14.74%	10.47%	8.97%
Return After Taxes on Distributions	13.60	9.16	7.84
Return After Taxes on Distributions and Sale of Fund Shares	9.48	8.05	6.97
CLASS R3 SHARES
Return Before Taxes	15.00	10.71	9.22
CLASS R4 SHARES
Return Before Taxes	15.28	10.96	9.41
CLASS R5 SHARES
Return Before Taxes	15.49	11.14	9.57
CLASS R6 SHARES
Return Before Taxes	15.59	11.24	9.64
S&P TARGET DATE 2050 INDEX (Reflects No Deduction for Fees, Expenses, or Taxes)	13.86	11.44	9.67
JPM SMARTRETIREMENT 2050 COMPOSITE BENCHMARK (Reflects No Deduction for Fees, Expenses, or Taxes)	13.11	11.36	9.57
After-tax returns are shown only for the Class R6 Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The
November 1, 2021  |  63

JPMorgan SmartRetirement® 2050 Fund (continued)
after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Management
J.P. Morgan Investment Management Inc. (the adviser)
Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser
Daniel Oldroyd	2010	Managing Director
Silvia Trillo	2019	Managing Director
Jeffrey A. Geller	2008	Managing Director
Purchase and Sale of Fund Shares
There are no minimum or maximum purchase requirements with respect to Class R2, Class R3, Class R4 or Class R5 Shares.
For Class R6 Shares
To establish an account	$5,000,000 for Discretionary Accounts
$5,000,000 for Institutional Investors
$15,000,000 for Other Investors
To add to an account	No minimum levels
There is no investment minimum for other Class R6 eligible investors, as described in the “Investing with J.P.Morgan Funds — Choosing a Share Class — Eligibility” section.
In general, you may purchase or redeem shares on any business day:
•
Through your Financial Intermediary or the eligible retirement plan or college savings plan through which you invest in the Fund
•
By writing to J.P. Morgan Funds Services, P.O. Box 219143, Kansas City, MO 64121-9143
•
After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111
Tax Information
The Fund does not intend to make distributions that may be taxed as ordinary income or capital gains because your investment is in a 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
64  |  JPMorgan SmartRetirement Funds

JPMorgan SmartRetirement® 2055 Fund
Class/Ticker: R2/JFFRX; R3/JFFPX; R4/JFFQX; R5/JFFIX; R6/JFFYX
What is the goal of the Fund?
The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. “Acquired Fund (Underlying Fund) Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund (Underlying Fund) Fees and Expenses is included in the total returns of the Fund. Acquired Fund (Underlying Fund) Fees and Expenses are not direct costs of the Fund, are not used by the Fund to calculate its net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R2	Class R3	Class R4	Class R5	Class R6
Management Fees	NONE	NONE	NONE	NONE	NONE
Distribution (Rule 12b-1) Fees	0.50	0.25	NONE	NONE	NONE
Other Expenses	0.28	0.28	0.28	0.13	0.03
Service Fees	0.25	0.25	0.25	0.10	NONE
Remainder of Other Expenses	0.03	0.03	0.03	0.03	0.03
Acquired Fund (Underlying Fund) Fees and Expenses	0.45	0.45	0.45	0.45	0.45
Total Annual Fund Operating Expenses	1.23	0.98	0.73	0.58	0.48
Fee Waivers and/or Expense Reimbursements[1]	-0.03	-0.03	-0.03	-0.03	-0.03
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[1]	1.20	0.95	0.70	0.55	0.45
1
The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 0.75%, 0.50%, 0.25%, 0.10% and 0.00% of the average daily net assets of Class R2, Class R3, Class R4, Class R5 and Class R6 Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/22, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/22 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	122	387	673	1,486
CLASS R3 SHARES ($)	97	309	539	1,199
CLASS R4 SHARES ($)	72	230	403	904
CLASS R5 SHARES ($)	56	183	321	723
CLASS R6 SHARES ($)	46	151	266	601
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio.
What are the Fund’s main investment strategies?
The JPMorgan SmartRetirement® 2055 Fund is a “fund of funds” that primarily invests in other mutual funds within the same group of investment companies, and is generally intended for investors expecting to retire around the year 2055 (target retirement date). The Fund is designed to provide exposure to a
November 1, 2021  |  65

JPMorgan SmartRetirement® 2055 Fund (continued)
variety of asset classes through investments in underlying funds, and over time the Fund’s asset allocation strategy will change. The “glide path” depicted in the chart below shows how the Fund’s strategic target allocations among asset and sub-
asset classes generally become more conservative as the target retirement date approaches (i.e., more emphasis on fixed income and less on equity). The table accompanying the chart is simply the glide path in tabular form.

Strategic Target Allocations[1]
Years to Target Date	40+	35	30	25	20	15	10	5	0	-5	-10
Equity	91.00%	91.00%	91.00%	91.00%	82.00%	73.00%	61.00%	48.50%	32.50%	32.50%	32.50%
U.S. Large Cap Equity	39.95%	39.95%	39.95%	39.95%	35.95%	32.10%	26.80%	21.30%	14.25%	14.25%	14.25%
U.S. Small/Mid Cap Equity	9.20%	9.20%	9.20%	9.20%	8.30%	7.35%	6.15%	4.90%	3.30%	3.30%	3.30%
REIT	5.45%	5.45%	5.45%	5.45%	4.95%	4.35%	3.65%	2.90%	1.95%	1.95%	1.95%
International Equity	27.30%	27.30%	27.30%	27.30%	24.60%	21.90%	18.30%	14.55%	9.75%	9.75%	9.75%
Emerging Markets Equity	9.10%	9.10%	9.10%	9.10%	8.20%	7.30%	6.10%	4.85%	3.25%	3.25%	3.25%
Commodities	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Commodities	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fixed Income	9.00%	9.00%	9.00%	9.00%	18.00%	27.00%	39.00%	51.50%	62.50%	62.50%	62.50%
U.S. Fixed Income	6.10%	6.10%	6.10%	6.10%	13.70%	21.60%	31.20%	38.15%	41.25%	41.25%	41.25%
Inflation Managed	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	3.00%	7.50%	7.50%	7.50%
High Yield Fixed Income	1.95%	1.95%	1.95%	1.95%	2.80%	3.40%	5.00%	7.15%	10.00%	10.00%	10.00%
Emerging Markets Debt	0.95%	0.95%	0.95%	0.95%	1.50%	2.00%	2.80%	3.20%	3.75%	3.75%	3.75%
Money Market/Cash and Cash Equivalents	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	5.00%	5.00%	5.00%
Money Market/Cash and Cash Equivalents	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	5.00%	5.00%	5.00%
Note: Above allocations may not sum up to 100% due to rounding.
1
As of the date of this prospectus, the Fund utilizes mutual funds and, to a lesser extent, exchange-traded funds (ETFs) to implement its strategic target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its strategic target allocations in the future.
The glide path shows the Fund’s long term strategic target allocations as of the date of this prospectus. The Fund’s actual allocations may differ due to changes to these strategic target allocations or due to tactical allocations. In establishing the Fund’s strategic target allocations, the Adviser focuses on asset classes and underlying funds that the Adviser believes will outperform the S&P Target Date 2055 Index (the Fund’s benchmark) and peer group over the long term. The Adviser will use tactical allocations to take advantage of short to intermediate term opportunities through a combination of positions in underlying funds and direct investments, including derivatives.
66  |  JPMorgan SmartRetirement Funds

The Adviser will review the Fund’s strategic target allocations shown in the glide path at least annually (generally, in the first quarter of each calendar year), and may adjust the targets in its discretion, consistent with the Fund’s investment strategy. These changes might include modifying the existing strategic target allocations among the asset and sub-asset classes or, among other things, adding or removing asset and sub-asset classes or maintaining long-term strategic target allocations for longer or shorter periods of time. Consistent with this strategy, the Fund’s strategic target allocations shown in the glide path and table above may be different from the Fund’s actual strategic target allocations by +/- 5% for the equity, fixed income, money market/cash and cash equivalents and commodity asset and sub-asset classes. Additionally, as a result of short to intermediate term tactical allocations, the Fund may deviate from the strategic target allocations at any given time by up to +/- 15% for equity and fixed income, +/- 20% for money market/cash and cash equivalents and +/- 5% for commodity asset and sub-asset classes. The Adviser will review its tactical decisions on a periodic basis and may make modifications in its discretion.
As a result of the Adviser’s ability to make these modifications, the Fund’s actual allocations may differ from what is shown in the glide path and table above. Updated information concerning the Fund’s strategic target allocations and actual allocations to underlying funds and investments is available in the Fund’s shareholder reports and on the Fund’s website from time to time.
The Fund is a “to” target date fund. This means that the Fund intends to reach its most conservative strategic target allocations around the end of the year of the target retirement date. When the strategic target allocations of the Fund are substantially the same as those of the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees.
In addition to investing in mutual funds within the same group of investment companies, the Fund may invest in ETFs within the same group of investment companies (together with mutual funds within the same group of investment companies, J.P. Morgan Funds) and may, for the limited purposes described below, also invest in market cap weighted index ETFs that are managed by unaffiliated investment advisers (unaffiliated passive ETFs) (collectively with the J.P. Morgan Funds, the underlying funds). Market-cap weighted ETFs are ETFs that seek to passively track, as closely as possible, an index comprised of stocks or bonds that are weighted by market capitalization or issuance outstanding, respectively. The Fund may also invest directly in securities and derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index such as futures. The Fund may use futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds.
The Adviser will select and substitute underlying funds. In selecting underlying funds, the Adviser expects to select J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Fund or that have superior returns. For actively-managed underlying funds, the Adviser limits its selection to J.P. Morgan Funds. For passive ETFs, the Adviser expects to use a J.P. Morgan ETF unless the Adviser determines the investment is not available. To the extent the Adviser determines that an investment in a J.P. Morgan passive ETF is not available, only then will the Adviser consider an unaffiliated underlying fund.
The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the Adviser’s expectations regarding particular instruments or markets are not met. The Fund is exposed to the risks summarized below through both its investments in underlying funds and its direct investments.
An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.
The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s performance and ability to meet its investment objective.
Investment Risk. The Fund is not a complete retirement program and there is no guarantee that the Fund will provide sufficient retirement income to an investor. Meeting your retirement goals is dependent upon many factors including the amount you save and the period over which you do so. You should consider your expected retirement date, individual retirement needs (i.e., how much money you expect to need), other expected income after retirement, inflation, other assets, and risk tolerance in choosing whether to invest in the Fund. Your risk tolerance may change over time and the Adviser may change the Fund’s strategic target allocation model. It is important that you re-evaluate your investment in the Fund periodically.
Investments in Mutual Funds and ETFs Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy and may also invest in unaffiliated passive ETFs, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly
November 1, 2021  |  67

JPMorgan SmartRetirement® 2055 Fund (continued)
bear the expenses charged by the underlying funds. Because the Fund’s Adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the Adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest. In addition, the Adviser’s authority to allocate investments among J.P. Morgan Funds and unaffiliated ETFs creates conflicts of interest. For example, investing in J.P. Morgan Funds could cause the Fund to incur higher fees and will cause the Adviser and/or its affiliates to receive greater compensation, increase assets under management or support particular investment strategies or J.P. Morgan Funds.
Tactical Allocation Risk. The Adviser has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments shown in the glide path. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed in the glide path from time to time.
Equity Securities Risk. Investments in equity securities (such as stocks) are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s or the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of such securities goes down, the Fund’s investment decreases in value.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in some of the underlying funds may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of an underlying fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.
For example, the outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world, including those in which the underlying funds invest. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures may continue to have a significant negative impact on the performance of the underlying fund’s investments, increase an underlying fund’s volatility, exacerbate pre-existing political, social and economic risks to an underlying fund, and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the underlying funds invest, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.
Foreign Securities and Emerging Markets Risk. Investments in foreign issuers and foreign securities (including depositary receipts) are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely.
Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in emerging markets. Emerging market countries typically have less established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers. Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable.  In addition, the Fund is limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular, in emerging markets countries.
Income Securities Risk. Investments in income securities are subject to interest rate risk and credit risk. Certain underlying funds’ exposure to bonds and other debt securities will change
68  |  JPMorgan SmartRetirement Funds

in value based on changes in interest rates. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. Certain underlying funds invest in variable and floating rate loan assignments and participations (Loans) and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. An underlying fund may face a heightened level of interest rate risk due to certain changes in monetary policy. During periods when interest rates are low or there are negative interest rates, an underlying fund’s yield (and total return) also may be low or the underlying fund may be unable to maintain positive returns.
Income securities are also subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of certain underlying funds’ investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of an underlying fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may decline in value, face valuation difficulties, be more volatile and/or be illiquid. The risk of default for “sub-prime” mortgages is generally higher than other types of mortgage-backed securities. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.
Some of the underlying funds invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac)). Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of principal and interest. This would result in losses to an underlying fund. Securities issued by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.
The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, an underlying fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.
High Yield Securities and Loan Risk. Certain underlying funds invest in junk bonds, Loans and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments are considered to be speculative and may be subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties, and potential illiquidity. Such investments are subject to additional risks including subordination to other creditors, no collateral or limited rights in collateral, lack of a regular trading market, extended settlement periods, liquidity risks, prepayment risks, potentially less protections under the federal securities laws and lack of publicly available information. High yield securities and Loans that are deemed to be liquid at the time of purchase may become illiquid.
In recent years, there has been a broad trend of weaker or less restrictive covenant protections in both the Loan and high yield markets. Among other things, under such weaker or less restrictive covenants, borrowers might be able to exercise more flexibility with respect to certain activities than borrowers who are subject to stronger or more protective covenants. For example, borrowers might be able to incur more debt, including secured debt, return more capital to shareholders, remove or reduce assets that are designated as collateral securing Loans or high yield securities, increase the claims against assets that are permitted against collateral securing Loans or high yield securities or otherwise manage their business in ways that could impact creditors negatively. In addition, certain privately held borrowers might be permitted to file less frequent, less detailed or less timely financial reporting or other information, which could negatively impact the value of the Loans or high yield securities issued by such borrowers. Each of these factors might negatively impact the Loans and high yield instruments held by the Fund.
No active trading market may exist for some instruments and certain investments may be subject to restrictions on resale. In addition, the settlement period for Loans is uncertain as there is no standardized settlement schedule applicable to such
November 1, 2021  |  69

JPMorgan SmartRetirement® 2055 Fund (continued)
investments. Certain Loans may take more than seven days to settle. The inability to dispose of the underlying fund’s securities and other investments in a timely fashion could result in losses to the Fund and underlying fund. Because some instruments may have a more limited secondary market, liquidity and valuation risk is more pronounced for certain underlying funds than for underlying funds that invest primarily in other types of fixed income instruments or equity securities. When Loans and other instruments are prepaid, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for these securities, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Certain Loans may not be considered securities under the federal securities laws and, therefore, investments in such Loans may not be subject to certain protections under those laws. In addition, the adviser may not have access to material non-public information to which other investors may have access.
Real Estate Securities Risk. The Fund may be exposed through its direct investments or investments in underlying funds to real estate securities, including real estate investment trusts (REITs). These securities are subject to the same risks as direct investments in real estate and mortgages, which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors and, in the case of mortgages, credit risk, prepayment risk and extension risk. In addition, investments in REITs are subject to risks associated with management skill and creditworthiness of the issuer and underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds. Certain underlying funds are highly concentrated in real estate securities, including REITs.
Smaller Company Risk. Investments in smaller companies may be riskier, less liquid, more volatile and more vulnerable to economic, market and industry changes than investment in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. As a result, changes in the price of debt or equity issued by such companies may be more sudden or erratic than the prices of other securities, especially over the short term.
Derivatives Risk. The underlying funds and the Fund may use derivatives, including futures contracts and exchange traded futures. Derivatives may be riskier than other investments and may increase the volatility of the Fund and the underlying funds. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s or an underlying fund’s original investment. Certain derivatives expose the Fund and the underlying funds to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligation (including credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund or the underlying fund do not have a claim on the reference assets and are subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund and the underlying funds may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund and underlying funds to risks of mispricing or improper valuation.
Inflation Managed Strategy Risk. The Fund may invest in underlying funds that utilize derivatives and debt securities to mimic a portfolio of inflation-protected bonds. There is no guarantee that this strategy will be effective. In addition, the Fund may be exposed to inflation-protected securities. Unlike conventional bonds, the principal and interest payments on inflation-protected securities such as Treasury Inflation Protected Securities (TIPS) are adjusted periodically to a specified rate of inflation (i.e., Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U)). Exposure to TIPS and other inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of a TIPS tends to decline when real interest rates increase.
Securities and Financial Instruments Risk. The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).
Industry and Sector Focus Risk. At times the underlying funds and the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the underlying funds and the Fund increase the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Transactions Risk. The Fund or an underlying fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining
70  |  JPMorgan SmartRetirement Funds

prices. Similarly, for both the Fund and underlying funds, large purchases of a fund’s shares may adversely affect the fund’s performance to the extent that the fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.
Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
You could lose money investing in the Fund.
The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R2 Shares has varied from year to year over the past eight calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. The table compares the Fund’s performance to the performance of the S&P Target Date 2055 Index, a broad-based securities market index, and a composite benchmark. The composite benchmark for the Fund is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, Russell Midcap Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net of foreign withholding taxes), MSCI Emerging Markets Index (net of foreign withholding taxes, Bloomberg U.S. Aggregate Index; Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic target allocations of the Fund and is adjusted over time to correspond to changes in the strategic target allocations of the Fund. The performance of Class R3 Shares is based on the performance of Class A Shares (which are not offered in this prospectus) prior to the inception of Class R3 Shares. The actual returns for Class R3 Shares would have been different than those shown because Class R3 Shares have different expenses than Class A Shares. The performance of Class R4 Shares is based on the performance of Class I Shares (which are not offered in this prospectus) prior to the inception of Class R4 Shares. The actual returns for Class R4 Shares would have been different than those shown because Class R4 Shares have different expenses than Class I Shares. The performance of Class R6 Shares is based on the performance of Class R5 Shares prior to the inception of Class R6 Shares. The actual returns for Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
YEAR-BY-YEAR RETURNS - CLASS R2 SHARES

Best Quarter	2nd quarter, 2020	17.92%
Worst Quarter	1st quarter, 2020	-21.48%

The Fund’s year-to-date total return	through	9/30/21	was	9.61%	.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2020)
	Past	Past	Life of Fund since
	1 Year	5 Years	01/31/2012
CLASS R2 SHARES
Return Before Taxes	14.72%	10.48%	10.08%
Return After Taxes on Distributions	13.73	9.38	9.11
Return After Taxes on Distributions and Sale of Fund Shares	9.35	8.09	7.95
CLASS R3 SHARES
Return Before Taxes	15.04	10.73	10.34
CLASS R4 SHARES
Return Before Taxes	15.30	10.98	10.53
CLASS R5 SHARES
Return Before Taxes	15.48	11.16	10.70
CLASS R6 SHARES
Return Before Taxes	15.59	11.26	10.77
S&P TARGET DATE 2055 INDEX (Reflects No Deduction for Fees, Expenses, or Taxes)	13.86	11.55	10.83
JPM SMARTRETIREMENT 2055 COMPOSITE BENCHMARK (Reflects No Deduction for Fees, Expenses, or Taxes)	13.11	11.36	10.46
After-tax returns are shown only for the Class R2 Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your
November 1, 2021  |  71

JPMorgan SmartRetirement® 2055 Fund (continued)
tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Management
J.P. Morgan Investment Management Inc. (the adviser)
Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser
Daniel Oldroyd	2012	Managing Director
Silvia Trillo	2019	Managing Director
Jeffrey A. Geller	2012	Executive Director
Purchase and Sale of Fund Shares
There are no minimum or maximum purchase requirements with respect to Class R2, Class R3, Class R4 or Class R5 Shares.
For Class R6 Shares
To establish an account	$5,000,000 for Discretionary Accounts
$5,000,000 for Institutional Investors
$15,000,000 for Other Investors
To add to an account	No minimum levels
There is no investment minimum for other Class R6 eligible investors, as described in the “Investing with J.P.Morgan Funds — Choosing a Share Class — Eligibility” section.
In general, you may purchase or redeem shares on any business day:
•
Through your Financial Intermediary or the eligible retirement plan or college savings plan through which you invest in the Fund
•
By writing to J.P. Morgan Funds Services, P.O. Box 219143, Kansas City, MO 64121-9143
•
After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111
Tax Information
The Fund does not intend to make distributions that may be taxed as ordinary income or capital gains, because your investment is in a 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
72  |  JPMorgan SmartRetirement Funds

JPMorgan SmartRetirement® 2060 Fund
Class/Ticker: R2/JAKZX; R3/JAKPX; R4/JAKQX; R5/JAKIX; R6/JAKYX
What is the goal of the Fund?
The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. “Acquired Fund (Underlying Fund) Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund (Underlying Fund) Fees and Expenses is included in the total returns of the Fund. Acquired Fund (Underlying Fund) Fees and Expenses are not direct costs of the Fund, are not used by the Fund to calculate its net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R2	Class R3	Class R4	Class R5	Class R6
Management Fees	NONE	NONE	NONE	NONE	NONE
Distribution (Rule 12b-1) Fees	0.50	0.25	NONE	NONE	NONE
Other Expenses	0.34	0.34	0.36	0.17	0.08
Service Fees	0.25	0.25	0.25	0.10	NONE
Remainder of Other Expenses	0.09	0.09	0.11	0.07	0.08
Acquired Fund (Underlying Fund) Fees and Expenses	0.45	0.45	0.45	0.45	0.45
Total Annual Fund Operating Expenses	1.29	1.04	0.81	0.62	0.53
Fee Waivers and/or Expense Reimbursements[1]	-0.10	-0.10	-0.12	-0.08	-0.09
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[1]	1.19	0.94	0.69	0.54	0.44
1
The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 0.75%, 0.50%, 0.25%, 0.10% and 0.00% of the average daily net assets of Class R2, Class R3, Class R4, Class R5 and Class R6 Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds for all Share Classes. These waivers are in effect through 10/31/22, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/22 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	121	399	698	1,548
CLASS R3 SHARES ($)	96	321	564	1,262
CLASS R4 SHARES ($)	70	247	438	991
CLASS R5 SHARES ($)	55	190	338	767
CLASS R6 SHARES ($)	45	161	287	656
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.
What are the Fund’s main investment strategies?
The JPMorgan SmartRetirement® 2060 Fund is a “fund of funds” that primarily invests in other mutual funds within the same group of investment companies, and is generally intended for investors expecting to retire around the year 2060 (target retirement date). The Fund is designed to provide exposure to a
November 1, 2021  |  73

JPMorgan SmartRetirement® 2060 Fund (continued)
variety of asset classes through investments in underlying funds, and over time the Fund’s asset allocation strategy will change. The “glide path” depicted in the chart below shows how the Fund’s strategic target allocations among asset and sub-
asset classes generally become more conservative as the target retirement date approaches (i.e., more emphasis on fixed income and less on equity). The table accompanying the chart is simply the glide path in tabular form.

Strategic Target Allocations[1]
Years to Target Date	40+	35	30	25	20	15	10	5	0	-5	-10
Equity	91.00%	91.00%	91.00%	91.00%	82.00%	73.00%	61.00%	48.50%	32.50%	32.50%	32.50%
U.S. Large Cap Equity	39.95%	39.95%	39.95%	39.95%	35.95%	32.10%	26.80%	21.30%	14.25%	14.25%	14.25%
U.S. Small/Mid Cap Equity	9.20%	9.20%	9.20%	9.20%	8.30%	7.35%	6.15%	4.90%	3.30%	3.30%	3.30%
REIT	5.45%	5.45%	5.45%	5.45%	4.95%	4.35%	3.65%	2.90%	1.95%	1.95%	1.95%
International Equity	27.30%	27.30%	27.30%	27.30%	24.60%	21.90%	18.30%	14.55%	9.75%	9.75%	9.75%
Emerging Markets Equity	9.10%	9.10%	9.10%	9.10%	8.20%	7.30%	6.10%	4.85%	3.25%	3.25%	3.25%
Commodities	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Commodities	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fixed Income	9.00%	9.00%	9.00%	9.00%	18.00%	27.00%	39.00%	51.50%	62.50%	62.50%	62.50%
U.S. Fixed Income	6.10%	6.10%	6.10%	6.10%	13.70%	21.60%	31.20%	38.15%	41.25%	41.25%	41.25%
Inflation Managed	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	3.00%	7.50%	7.50%	7.50%
High Yield Fixed Income	1.95%	1.95%	1.95%	1.95%	2.80%	3.40%	5.00%	7.15%	10.00%	10.00%	10.00%
Emerging Markets Debt	0.95%	0.95%	0.95%	0.95%	1.50%	2.00%	2.80%	3.20%	3.75%	3.75%	3.75%
Money Market/Cash and Cash Equivalents	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	5.00%	5.00%	5.00%
Money Market/Cash and Cash Equivalents	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	5.00%	5.00%	5.00%
Note: Above allocations may not sum up to 100% due to rounding.
1
As of the date of this prospectus, the Fund utilizes mutual funds and, to a lesser extent, exchange-traded funds (ETFs) to implement its strategic target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its strategic target allocations in the future.
The glide path shows the Fund’s long term strategic target allocations as of the date of this prospectus. The Fund’s actual allocations may differ due to changes to these strategic target allocations or due to tactical allocations. In establishing the
Fund’s strategic target allocations, the Adviser focuses on asset classes and underlying funds that the Adviser believes will outperform the S&P Target Date 2060+ Index (the Fund’s benchmark) and peer group over the long term. The Adviser
74  |  JPMorgan SmartRetirement Funds

will use tactical allocations to take advantage of short to intermediate term opportunities through a combination of positions in underlying funds and direct investments, including derivatives.
The Adviser will review the Fund’s strategic target allocations shown in the glide path at least annually (generally, in the first quarter of each calendar year), and may adjust the targets in its discretion, consistent with the Fund’s investment strategy. These changes might include modifying the existing strategic target allocations among the asset and sub-asset classes or, among other things, adding or removing asset and sub-asset classes or maintaining long-term strategic target allocations for longer or shorter periods of time. Consistent with this strategy, the Fund’s strategic target allocations shown in the glide path and table above may be different from the Fund’s actual strategic target allocations by +/- 5% for the equity, fixed income, money market/cash and cash equivalents and commodity asset and sub-asset classes. Additionally, as a result of short to intermediate term tactical allocations, the Fund may deviate from the strategic target allocations at any given time by up to +/- 15% for equity and fixed income, +/- 20% for money market/cash and cash equivalents and +/- 5% for commodity asset and sub-asset classes. The Adviser will review its tactical decisions on a periodic basis and may make modifications in its discretion.
As a result of the Adviser’s ability to make these modifications, the Fund’s actual allocations may differ from what is shown in the glide path and table above. Updated information concerning the Fund’s strategic target allocations and actual allocations to underlying funds and investments is available in the Fund’s shareholder reports and on the Fund’s website from time to time.
The Fund is a “to” target date fund. This means that the Fund intends to reach its most conservative strategic target allocations around the end of the year of the target retirement date. When the strategic target allocations of the Fund are substantially the same as those of the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees.
In addition to investing in mutual funds within the same group of investment companies, the Fund may invest in ETFs within the same group of investment companies (together with mutual funds within the same group of investment companies, J.P. Morgan Funds) and may, for the limited purposes described below, also invest in market cap weighted index ETFs that are managed by unaffiliated investment advisers (unaffiliated passive ETFs) (collectively with the J.P. Morgan Funds, the underlying funds). Market-cap weighted ETFs are ETFs that seek to passively track, as closely as possible, an index comprised of stocks or bonds that are weighted by market capitalization or issuance outstanding, respectively. The Fund may also invest directly in securities and derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index such as futures. The Fund may use futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds.
The Adviser will select and substitute underlying funds. In selecting underlying funds, the Adviser expects to select J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Fund or that have superior returns. For actively-managed underlying funds, the Adviser limits its selection to J.P. Morgan Funds. For passive ETFs, the Adviser expects to use a J.P. Morgan ETF unless the Adviser determines the investment is not available. To the extent the Adviser determines that an investment in a J.P. Morgan passive ETF is not available, only then will the Adviser consider an unaffiliated underlying fund.
The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the Adviser’s expectations regarding particular instruments or markets are not met. The Fund is exposed to the risks summarized below through both its investments in underlying funds and its direct investments.
An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.
The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s performance and ability to meet its investment objective.
Investment Risk. The Fund is not a complete retirement program and there is no guarantee that the Fund will provide sufficient retirement income to an investor. Meeting your retirement goals is dependent upon many factors including the amount you save and the period over which you do so. You should consider your expected retirement date, individual retirement needs (i.e., how much money you expect to need), other expected income after retirement, inflation, other assets, and risk tolerance in choosing whether to invest in the Fund. Your risk tolerance may change over time and the Adviser may change the Fund’s strategic target allocation model. It is important that you re-evaluate your investment in the Fund periodically.
Investments in Mutual Funds and ETFs Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy and may also invest in unaffiliated passive ETFs, so the Fund’s investment
November 1, 2021  |  75

JPMorgan SmartRetirement® 2060 Fund (continued)
performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s Adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the Adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest. In addition, the Adviser’s authority to allocate investments among J.P. Morgan Funds and unaffiliated ETFs creates conflicts of interest. For example, investing in J.P. Morgan Funds could cause the Fund to incur higher fees and will cause the Adviser and/or its affiliates to receive greater compensation, increase assets under management or support particular investment strategies or J.P. Morgan Funds.
Tactical Allocation Risk. The Adviser has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments shown in the glide path. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed in the glide path from time to time.
Equity Securities Risk. Investments in equity securities (such as stocks) are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s or the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of such securities goes down, the Fund’s investment decreases in value.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in some of the underlying funds may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of an underlying fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.
For example, the outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world, including those in which the underlying funds invest. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures may continue to have a significant negative impact on the performance of the underlying fund’s investments, increase an underlying fund’s volatility, exacerbate pre-existing political, social and economic risks to an underlying fund, and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the underlying funds invest, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.
Foreign Securities and Emerging Markets Risk. Investments in foreign issuers and foreign securities (including depositary receipts) are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely.
Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in emerging markets. Emerging market countries typically have less established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers. Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable.  In addition, the Fund is limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular, in emerging markets countries.
76  |  JPMorgan SmartRetirement Funds

Income Securities Risk. Investments in income securities are subject to interest rate risk and credit risk. Certain underlying funds’ exposure to bonds and other debt securities will change in value based on changes in interest rates. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. Certain underlying funds invest in variable and floating rate loan assignments and participations (Loans) and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. An underlying fund may face a heightened level of interest rate risk due to certain changes in monetary policy. During periods when interest rates are low or there are negative interest rates, an underlying fund’s yield (and total return) also may be low or the underlying fund may be unable to maintain positive returns.
Income securities are also subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of certain underlying funds’ investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of an underlying fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may decline in value, face valuation difficulties, be more volatile and/or be illiquid. The risk of default for “sub-prime” mortgages is generally higher than other types of mortgage-backed securities. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.
Some of the underlying funds invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac)). Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the
United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of principal and interest. This would result in losses to an underlying fund. Securities issued by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.
The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, an underlying fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.
High Yield Securities and Loan Risk. Certain underlying funds invest in junk bonds, Loans and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments are considered to be speculative and may be subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties, and potential illiquidity. Such investments are subject to additional risks including subordination to other creditors, no collateral or limited rights in collateral, lack of a regular trading market, extended settlement periods, liquidity risks, prepayment risks, potentially less protections under the federal securities laws and lack of publicly available information. High yield securities and Loans that are deemed to be liquid at the time of purchase may become illiquid.
In recent years, there has been a broad trend of weaker or less restrictive covenant protections in both the Loan and high yield markets. Among other things, under such weaker or less restrictive covenants, borrowers might be able to exercise more flexibility with respect to certain activities than borrowers who are subject to stronger or more protective covenants. For example, borrowers might be able to incur more debt, including secured debt, return more capital to shareholders, remove or reduce assets that are designated as collateral securing Loans or high yield securities, increase the claims against assets that are permitted against collateral securing Loans or high yield securities or otherwise manage their business in ways that could impact creditors negatively. In addition, certain privately held borrowers might be permitted to file less frequent, less detailed or less timely financial reporting or other information, which could negatively impact the value of the Loans or high yield securities issued by such borrowers. Each of these factors might negatively impact the Loans and high yield instruments held by the Fund.
November 1, 2021  |  77

JPMorgan SmartRetirement® 2060 Fund (continued)
No active trading market may exist for some instruments and certain investments may be subject to restrictions on resale. In addition, the settlement period for Loans is uncertain as there is no standardized settlement schedule applicable to such investments. Certain Loans may take more than seven days to settle. The inability to dispose of the underlying fund’s securities and other investments in a timely fashion could result in losses to the Fund and underlying fund. Because some instruments may have a more limited secondary market, liquidity and valuation risk is more pronounced for certain underlying funds than for underlying funds that invest primarily in other types of fixed income instruments or equity securities. When Loans and other instruments are prepaid, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for these securities, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Certain Loans may not be considered securities under the federal securities laws and, therefore, investments in such Loans may not be subject to certain protections under those laws. In addition, the adviser may not have access to material non-public information to which other investors may have access.
Real Estate Securities Risk. The Fund may be exposed through its direct investments or investments in underlying funds to real estate securities, including real estate investment trusts (REITs). These securities are subject to the same risks as direct investments in real estate and mortgages, which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors and, in the case of mortgages, credit risk, prepayment risk and extension risk. In addition, investments in REITs are subject to risks associated with management skill and creditworthiness of the issuer and underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds. Certain underlying funds are highly concentrated in real estate securities, including REITs.
Smaller Company Risk. Investments in smaller companies may be riskier, less liquid, more volatile and more vulnerable to economic, market and industry changes than investment in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. As a result, changes in the price of debt or equity issued by such companies may be more sudden or erratic than the prices of other securities, especially over the short term.
Derivatives Risk. The underlying funds and the Fund may use derivatives, including futures contracts and exchange traded futures. Derivatives may be riskier than other investments and may increase the volatility of the Fund and the underlying funds. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s or an underlying fund’s original investment. Certain derivatives expose the Fund and the underlying funds to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligation (including credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund or the underlying fund do not have a claim on the reference assets and are subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund and the underlying funds may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund and underlying funds to risks of mispricing or improper valuation.
Inflation Managed Strategy Risk. The Fund may invest in underlying funds that utilize derivatives and debt securities to mimic a portfolio of inflation-protected bonds. There is no guarantee that this strategy will be effective. In addition, the Fund may be exposed to inflation-protected securities. Unlike conventional bonds, the principal and interest payments on inflation-protected securities such as Treasury Inflation Protected Securities (TIPS) are adjusted periodically to a specified rate of inflation (i.e., Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U)). Exposure to TIPS and other inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of a TIPS tends to decline when real interest rates increase.
Securities and Financial Instruments Risk. The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).
Industry and Sector Focus Risk. At times the underlying funds and the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the underlying funds and the Fund increase the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
78  |  JPMorgan SmartRetirement Funds

Transactions Risk. The Fund or an underlying fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, for both the Fund and underlying funds, large purchases of a fund’s shares may adversely affect the fund’s performance to the extent that the fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.
Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
You could lose money investing in the Fund.
The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class R2 Shares for the past four calendar years. The table shows the average annual total returns for the past one year and life of the Fund. The table compares the Fund’s performance to the performance of the S&P Target Date 2060+ Index, a broad-based securities market index, and a composite benchmark. The composite benchmark for the Fund is a customized benchmark of the following unmanaged market indexes: S&P 500 Index, Russell Midcap Index, Russell 2000 Index, MSCI US REIT Index, MSCI EAFE Index (net of foreign withholding taxes), MSCI Emerging Markets Index (net of foreign withholding taxes, Bloomberg U.S. Aggregate Index; Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index, Bloomberg U.S. High Yield - 2% Issuer Cap Index, EMBI Global Diversified Index and FTSE 3-Month Treasury Bill Index. Each index is weighted to reflect the strategic target allocations of the Fund and is adjusted over time to correspond to changes in the strategic target allocations of the Fund. Returns for Class R3 Shares prior to their inception date are based on the performance of Class A Shares (which are not offered in this prospectus). The actual returns for Class R3 Shares would have been different than those shown because Class R3 Shares have different expenses than Class A Shares. Returns for Class R4 Shares prior to their inception date are based on the performance of Class I Shares (which are not offered in this prospectus). The actual returns for Class R4 Shares would have been different than those shown because Class R4 Shares have different expenses than Class I Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
YEAR-BY-YEAR RETURNS - CLASS R2 SHARES

Best Quarter	2nd quarter, 2020	17.70%
Worst Quarter	1st quarter, 2020	-21.42%

The Fund’s year-to-date total return	through	9/30/21	was	9.67%	.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2020)
	Past	Life of Fund since
	1 Year	08/31/2016
CLASS R2 SHARES
Return Before Taxes	14.58%	11.03%
Return After Taxes on Distributions	13.68	10.21
Return After Taxes on Distributions and Sale of Fund Shares	9.19	8.52
CLASS R3 SHARES
Return Before Taxes	14.89	11.29
CLASS R4 SHARES
Return Before Taxes	15.22	11.57
CLASS R5 SHARES
Return Before Taxes	15.34	11.73
CLASS R6 SHARES
Return Before Taxes	15.48	11.85
S&P TARGET DATE 2060+ INDEX (Reflects No Deduction for Fees, Expenses, or Taxes)	13.99	11.85
JPM SMARTRETIREMENT 2060 COMPOSITE BENCHMARK (Reflects No Deduction for Fees, Expenses, or Taxes)	13.11	11.33
After-tax returns are shown only for the Class R2 Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your
November 1, 2021  |  79

JPMorgan SmartRetirement® 2060 Fund (continued)
tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Management
J.P. Morgan Investment Management Inc. (the adviser)
Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser
Daniel Oldroyd	2016	Managing Director
Silvia Trillo	2019	Managing Director
Jeffrey A. Geller	2016	Managing Director
Purchase and Sale of Fund Shares
There are no minimum or maximum purchase requirements with respect to Class R2, Class R3, Class R4 or Class R5 Shares.
For Class R6 Shares
To establish an account	$5,000,000 for Discretionary Accounts
$5,000,000 for Institutional Investors
$15,000,000 for Other Investors
To add to an account	No minimum levels
There is no investment minimum for other Class R6 eligible investors, as described in the “Investing with J.P.Morgan Funds — Choosing a Share Class — Eligibility” section.
In general, you may purchase or redeem shares on any business day:
•
Through your Financial Intermediary or the eligible retirement plan or college savings plan through which you invest in the Fund
•
By writing to J.P. Morgan Funds Services, P.O. Box 219143, Kansas City, MO 64121-9143
•
After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111
Tax Information
The Fund does not intend to make distributions that may be taxed as ordinary income or capital gains, because your investment is in a 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
80  |  JPMorgan SmartRetirement Funds

More About the Funds
Each of the Funds described in this prospectus is a series of JPMorgan Trust I (the Trust) and is managed by J.P. Morgan Investment Management Inc. (JPMIM). The underlying funds are managed by JPMIM. The underlying funds advised by JPMIM are in the same group of investment companies. For more information about the Funds and JPMIM, please read “Management of the Funds” and the Statement of Additional Information.
Principal Investment Strategies
The mutual funds described in this prospectus are “Funds of Funds.” Each Fund’s investment strategy is to primarily invest in a diversified group of other mutual funds within the same group of investment companies. Each Fund may also invest in exchange-traded funds (ETFs) within the same group of investment companies (together with mutual funds within the same group of investment companies, J.P. Morgan Funds) and may, for the limited purposes described below, also invest in market cap weighted index ETFs (passive ETFs) that are managed by unaffiliated investment advisers (unaffiliated passive ETFs) (collectively with the J.P. Morgan Funds, underlying funds). ETFs are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange. ETFs may be structured as investment companies, depositary receipts or other pooled investment vehicles. Market-cap weighted ETFs are ETFs that seek to passively track, as closely as possible, an index comprised of stocks or bonds that are weighted by market capitalization or issuance outstanding, respectively. A passively managed or index ETF seeks to track the performance of a particular market index. These indexes include not only broad-based market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries. Ordinarily, a Fund’s investments in a single unaffiliated ETF is limited to 5% of its total assets and in all unaffiliated ETFs to 10% of its total assets. The Securities and Exchange Commission (SEC) has issued exemptive orders to many ETFs that currently allow any fund investing in such ETFs to disregard these 5% and 10% limitations, subject to certain conditions. The Funds are designed to provide exposure to a variety of asset classes including U.S. large cap, mid cap, and small cap equities, REITs, international and emerging markets equities, U.S. fixed income securities, emerging markets debt securities, high yield, market neutral strategies, commodities and money market instruments. The Funds attempt to take advantage of the most attractive types of investments by focusing on securities that the Adviser believes would outperform the Funds’ benchmarks and peer group over the long term.
Exposure and diversification to such asset classes is achieved by investing in underlying funds as well as by investing directly in securities and other financial instruments, including derivatives. In connection with its main investment strategies, each Fund may use futures, including exchange traded futures. The Funds are also permitted to use other derivatives, including, but not limited to, options and swaps. Under certain market conditions, the use of derivatives could be significant. For example, the Adviser may increase the usage of derivatives to “equitize” inflows or outflows of cash received into or paid out of a Fund, to invest in eligible asset classes with greater efficiency than investments in underlying funds, or under other conditions in which the Adviser determines that the increased use of derivatives may be beneficial to the Fund, including managing duration or implementing overweights or underweights to particular markets or sectors based on, among other things, its current market outlook or specific market events.
Each of the Funds may invest in one or more underlying funds in a sub-asset class in an amount equal to the strategic target allocation percentage plus the tactical allocation percentage for the applicable sub-asset class. For example, the JPMorgan SmartRetirement Income Fund may invest up to 25.8% of its assets in a single underlying fund that is a U.S. Large Cap Equity Fund, which represents the 15.8% strategic target allocation to U.S. Large Cap Equity Funds and the permitted 10% tactical allocation for that asset class, or may invest up to 25.8% across multiple underlying funds that are U.S. Large Cap Equity Funds.
The Adviser will select and substitute underlying funds. In selecting underlying funds, the Adviser expects to select J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Fund or that have superior returns. For actively-managed underlying funds, the Adviser limits its selection to J.P. Morgan Funds. For passive ETFs, the Adviser expects to use a J.P. Morgan ETF unless the Adviser determines the investment is not available. To the extent the Adviser determines that an investment in a J.P. Morgan passive ETF is not available, only then will the Adviser consider an unaffiliated underlying fund.
Each of the Funds described in this prospectus, except the JPMorgan SmartRetirement Income Fund (the Target Date Funds), are designed for investors who expect to retire near the applicable target retirement date (for example, 2020 for the JPMorgan SmartRetirement 2020 Fund). The JPMorgan SmartRetirement Income Fund is designed for investors who are retired or expect to retire soon.
November 1, 2021  |  81

More About the Funds (continued)
Fundamental Policies
FUNDAMENTAL POLICIES
A Fund’s investment strategy may involve “fundamental policies.” A policy is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Fund. Each Fund’s investment objective is fundamental, although over time, each Target Date Fund’s investment objective migrates from seeking total return to seeking current income and some capital appreciation as the Target Date Fund approaches its target date. All other fundamental policies are specifically identified in the
Statement of Additional Information.

Glide Path. JPMIM uses a strategic asset allocation strategy for each of the Target Date Funds that changes over time as a Fund approaches its target retirement date. This is known as the “glide path.” As a Fund approaches its target retirement date, each Target Date Fund’s investment objective migrates from seeking total return to current income. It is intended that each Fund’s strategic target allocations will approximate that of the JPMorgan SmartRetirement Income Fund by the end of the target retirement date. Once a Target Date Fund’s strategic target allocations are substantially the same as those of the JPMorgan SmartRetirement Income Fund, the Target Date Fund may, but is not required to, combine with the JPMorgan SmartRetirement Income Fund upon approval of the Board of Trustees of the Trust. The Target Date Funds are “to” funds rather than “through” funds.
WHAT IS THE DIFFERENCE BETWEEN A “THROUGH” AND “TO” TARGET DATE FUND?
A “through” target date fund has a longer glide path that goes beyond the retirement year. “Through” funds are designed for investors with longer investment horizons that go 10 to 20 years past their retirement age. These funds are more aggressive in their strategic target allocations to equities at retirement than “to” funds, and become more conservative over a longer period of time after retirement. A “to” target date fund generally treats the target date as the end point of the glide path. These funds generally reach their most conservative strategic target allocations close to the target retirement date. The Target Date Funds are “to” target date funds and are designed for investors who are seeking current income and some capital appreciation rather than continuing to seek total return on their retirement date.

Strategic Target Allocations. The table below represents the strategic target allocations for each Fund as of the date of this prospectus. A Fund’s strategic target allocations will change as it moves along the glide path. In addition, a Fund’s actual allocations may differ due to changes to these strategic target allocations or due to tactical allocations. In establishing the Fund’s strategic target allocations, the Adviser focuses on asset classes and underlying funds that the Adviser believes will outperform the Fund’s benchmarks and peer group over the long term (i.e., over multiple year periods). As a part of this analysis, the Adviser seeks to assess the risks presented by certain environmental, social and governance (“ESG”) factors. In connection with this analysis, the Adviser will assess how ESG risks are considered within an active underlying fund’s/manager’s investment process and how the active underlying fund/manager defines and mitigates material ESG risks. Although these particular risks are considered, underlying funds and securities of issuers presenting such risks may be purchased and retained by a Fund. The Adviser will use tactical allocations to take advantage of short to intermediate term opportunities through a combination of positions in underlying funds and direct investments, including derivatives. For example, the Adviser may overweight or under-weight a strategic target allocation to take advantage of a particular investment opportunity it believes is present in the shorter-term based on, among other things, its current market outlook or specific market events, and the Adviser will review regularly its tactical allocations to determine whether to maintain such positions.
The Adviser will review the Fund’s strategic target allocations at least annually (generally, in the first quarter of each calendar year), and may adjust the targets in its discretion, consistent with the Fund’s investment strategy. These changes might include modifying the existing strategic target allocations among the asset and sub-asset classes or, among other things, adding or removing asset and sub-asset classes or maintaining long-term strategic target allocations for longer or shorter periods of time. Consistent with this strategy, the Fund’s strategic target allocations as shown in its glide path and the table below may be different from the Fund’s actual strategic target allocations by +/- 5% for the equity, fixed income, money market/cash and cash equivalents and commodity asset and sub-asset classes. Additionally, as a result of short to intermediate term tactical allocations, the JPMorgan SmartRetirement Income Fund, JPMorgan SmartRetirement 2020 Fund and JPMorgan SmartRetirement 2025 Fund may deviate from the strategic target allocations at any given time by up to +/- 15% for fixed income, +/- 10% for equity, +/- 20% for money market/cash and cash equivalents and +/- 5% for commodity asset and sub-asset classes, while the other JPMorgan SmartRetirement Funds may deviate from the strategic target allocations at any given time by up to +/- 15% for fixed income and equity, +/- 20% for money market/cash and cash equivalents, and +/-5% for commodity asset and sub-asset classes. The Adviser will review its tactical decisions on a periodic basis and may make modifications in its discretion.
82  |  JPMorgan SmartRetirement Funds

As a result of the Adviser’s ability to make these modifications, as well as a Fund moving along its glide path each year, the Fund’s actual allocations may differ from what is shown in the table below. Updated information concerning the Fund’s strategic target allocations and actual allocations to underlying funds and investments is available in the Fund’s shareholder reports and on the Fund’s website from time to time.
Strategic Target Allocations[1]
Allocation Ranges (%)	Income Fund Target	2020 Fund Target	2025 Fund Target	2030 Fund Target	2035 Fund Target	2040 Fund Target	2045 Fund Target	2050 Fund Target	2055 Fund Target	2060 Fund Target
Equity	32.50%	32.50%	48.50%	61.00%	73.00%	82.00%	91.00%	91.00%	91.00%	91.00%
U.S. Large Cap Equity	14.25%	14.25%	21.30%	26.80%	32.10%	35.95%	39.95%	39.95%	39.95%	39.95%
U.S. Small/Mid Cap Equity	3.30%	3.30%	4.90%	6.15%	7.35%	8.30%	9.20%	9.20%	9.20%	9.20%
REIT	1.95%	1.95%	2.90%	3.65%	4.35%	4.95%	5.45%	5.45%	5.45%	5.45%
International Equity	9.75%	9.75%	14.55%	18.30%	21.90%	24.60%	27.30%	27.30%	27.30%	27.30%
Emerging Markets Equity	3.25%	3.25%	4.85%	6.10%	7.30%	8.20%	9.10%	9.10%	9.10%	9.10%
Commodities	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Commodities	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fixed Income	62.50%	62.50%	51.50%	39.00%	27.00%	18.00%	9.00%	9.00%	9.00%	9.00%
U.S. Fixed Income	41.25%	41.25%	38.15%	31.20%	21.60%	13.70%	6.10%	6.10%	6.10%	6.10%
Inflation Managed	7.50%	7.50%	3.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
High Yield Fixed Income	10.00%	10.00%	7.15%	5.00%	3.40%	2.80%	1.95%	1.95%	1.95%	1.95%
Emerging Markets Debt	3.75%	3.75%	3.20%	2.80%	2.00%	1.50%	0.95%	0.95%	0.95%	0.95%
Money Market/Cash and Cash Equivalents	5.00%	5.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Money Market/Cash and Cash Equivalents	5.00%	5.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Note: Information is as of the date of this prospectus. Actual strategic target allocations may differ by +/- 5% as noted above and, in addition, as a result of a Fund moving along its glide path. Above allocations may not sum up to 100% due to rounding.
1
As of the date of this prospectus, each Fund utilizes mutual funds and, to a lesser extent, direct investments in ETFs to implement its strategic target allocations although each Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its strategic target allocations in the future.
Direct Investments in Securities and Financial Instruments.
The JPMorgan SmartRetirement Funds invest in J.P. Morgan Funds and cash and cash equivalents. The Funds, to the extent permitted by applicable law or the exemptive relief obtained from the SEC, may also invest directly in securities including exchange-traded funds (ETFs), and other financial instruments, such as futures, swaps, exchange traded notes (ETNs) and other derivatives, in lieu of the underlying funds to gain exposure to, or to overweight or underweight allocations, among various sectors and markets. For temporary defensive purposes or to respond to unusual market conditions or large cash flows, a Fund may invest up to 40% of its total assets directly in securities and may invest all or most of its assets in cash or cash equivalents. Under ordinary circumstances, a Fund will not invest more than 20% of its total assets directly in securities. While not part of their principal investment strategies, the JPMorgan SmartRetirement Funds may also use futures and other derivatives for interest rate risk management to adjust the duration position of a JPMorgan SmartRetirement Fund. Futures and other derivatives used for this purpose are not subject to or included as part of a JPMorgan SmartRetirement Fund’s stated fixed income ranges.
Please note that the Funds also may use strategies that are not described in this section, but which are described in the Statement of Additional Information.
Investment Risks
The JPMorgan SmartRetirement Funds invest primarily in a variety of other J.P. Morgan Funds. The J.P. Morgan Funds and unaffiliated passive ETFs in which the Funds may invest are referred to in this prospectus as the “underlying funds.” The main risks associated with investing in the JPMorgan SmartRetirement Funds are summarized in the “Risk/Return Summaries” at the front of this prospectus. More detailed descriptions of some of the risks associated with the JPMorgan SmartRetirement Funds and the underlying funds are described below. The degree to which these risks apply to a JPMorgan SmartRetirement Fund will vary according to its point along its glide path and its use of tactical allocations and each may be considered a main risk of such Fund over the course of
November 1, 2021  |  83

More About the Funds (continued)
time. Risks that are not expected to be main risks of the JPMorgan SmartRetirement Funds are described under “Additional Risks.” Each Fund may also be subject to additional risks that are not described herein but which are described in the Statement of Additional Information.
 An investment in a Fund or any other fund may not provide a complete investment program. The suitability of an investment in a Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if a Fund is suitable for you.

JPMorgan SmartRetirement® Funds
Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk	•
CFTC Regulation Risk*	○
Commodity Risk	○
Credit Risk	•
Currency Risk	○
Cyber Security Risk	○
Derivatives Risk	•
Exchange Traded Notes Risk	○
Foreign Securities and Emerging Market Risk	•
General Market Risk	•
Geographic Focus Risk	•
Government Securities Risk	•
High Portfolio Turnover Risk	○
High Yield Securities Risk	•
Index Funds Risk	○
Industry and Sector Focus Risk	•
Inflation-Managed Strategies Risk	•
Investment Risk	•
Investments in Mutual Funds and ETFs Risk	•
Interest Rate Risk	•
Loan Risk	•
Non-Diversified Risk	○
Real Estate Securities Risk	•
Securities and Financial Instruments Risk	•
Securities Lending Risk	○
Smaller Companies Risk	•
Sovereign Debt Risk	•
Strategy Risk	○
•
Main Risks
*
This risk applies only to the SmartRetirement 2060 Fund.
○
Additional Risks
84  |  JPMorgan SmartRetirement Funds

JPMorgan SmartRetirement® Funds
Tactical Allocation Risk	•
Transactions and Liquidity Risk	•
Volcker Rule Risk	○
•
Main Risks
○
Additional Risks
Investment Risk. JPMorgan SmartRetirement Funds are subject to investment risk, including stock and fixed income market risk. These markets may be volatile causing a Fund’s share price to drop and an investor to lose money. The Target Date Funds become more conservative over time meaning they allocate more of their assets to fixed income investments than equity investments as they near the target retirement date. Despite the more conservative allocation, the Target Date Funds and JPMorgan SmartRetirement Income Fund will continue to be exposed to market risk, including stock market risk and the share price of a Fund may decline even after a Fund’s allocation is at its most conservative. In determining whether to invest in a JPMorgan SmartRetirement Fund, investors should consider their estimated retirement date, retirement needs and expectations, and risk tolerance.
JPMorgan SmartRetirement Funds are not a complete retirement program and there is no guarantee that the Funds will provide sufficient retirement income to an investor.
1.
Meeting your retirement goals is dependent upon many factors including the amount you save and the period over which you do so.
2.
You should consider your expected retirement date, individual retirement needs (i.e., how much money you expect to need), other expected income after retirement, inflation, other assets, and risk tolerance when choosing a Target Date Fund.
3.
Target Date Funds are not a complete retirement program and there is no guarantee that any of the Funds will provide sufficient retirement income, and you may lose money before or after retirement.
4.
Your risk tolerance may change over time and the Adviser may change the Fund’s strategic target allocation model. It is important that you re-evaluate your investment in a Target Date Fund periodically.
5.
If you need help making an investment decision, you should consult a financial advisor.
Investments in Mutual Funds and ETFs Risk. Each JPMorgan SmartRetirement Fund invests in other J.P. Morgan Funds as a primary strategy and may also invest in unaffiliated passive ETFs, so each Fund’s performance and risks are directly related to the performance and risks of the underlying funds. Each Fund’s net asset value will change with the value of the underlying funds and changes in the markets where the underlying funds invest. Because the Fund’s Adviser or its affiliates provide services to and receive fees from the underlying funds, investments in a Fund benefit the Adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.
In addition to investing in underlying J.P. Morgan Funds, the Funds may also invest in unaffiliated passive ETFs. ETFs are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange. ETFs may be structured as investment companies, depositary receipts or other pooled investment vehicles and may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index. The Funds are subject to the risks associated with the ETF’s investments. The price movement of an index-based ETF may not track the underlying index and may result in a loss. In addition, ETFs may trade at a price above (premium) or below (discount) their net asset value, especially during periods of significant market volatility or stress, causing investors to pay significantly more or less than the value of the ETF’s underlying portfolio. Shareholders will indirectly bear the expenses charged by the underlying J.P. Morgan Funds and unaffiliated passive ETFs. In addition, the Adviser’s authority to allocate investments among J.P. Morgan Funds and unaffiliated passive ETFs creates conflicts of interest. For example, investing in J.P. Morgan Funds could cause a Fund to incur higher fees and will cause the Adviser and/or its affiliates to receive greater compensation, increase assets under management or support particular investment strategies or J.P. Morgan Funds.
In October 2020, the SEC adopted certain regulatory changes and took other actions related to the ability of an investment company to invest in another investment company, including the rescission of exemptive relief issued by the SEC permitting such investments in excess of statutory limits. These regulatory changes may adversely impact each Fund’s investment strategies and operations.
November 1, 2021  |  85

More About the Funds (continued)
Tactical Allocation Risk. The Adviser has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed in the glide path from time to time.
Derivatives Risk. The underlying funds and the Funds may use derivatives in connection with their investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed a Fund’s or underlying fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to the Fund or underlying fund, and the cost of such strategies may reduce the Fund’s or underlying fund’s returns. Certain derivatives also expose the Fund and underlying funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligation), including credit risk of the derivative counterparty. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund or the underlying fund do not have a claim on the reference assets and are subject to enhanced counterparty risk. In addition, the Fund or underlying fund may use derivatives for non-hedging purposes, which increases the Fund’s or underlying fund’s potential for loss.
Investing in derivatives and engaging in short sales will result in a form of leverage. Leverage involves special risks. A Fund or underlying fund may be more volatile than if the Fund or underlying fund had not been leveraged because the leverage tends to exaggerate any effect on the value of a Fund’s or underlying fund’s portfolio securities. Registered investment companies such as the underlying funds are limited in their ability to engage in derivative transactions and are required to identify and earmark assets to provide asset coverage for derivative transactions.
The possible lack of a liquid secondary market for derivatives and the resulting inability of a Fund or underlying fund to sell or otherwise close a derivatives position could expose the Fund or underlying fund to losses and could make derivatives more difficult for the Fund or underlying fund to value accurately.
A Fund’s or underlying fund’s transactions in futures contracts, swaps and other derivatives could also affect the amount, timing and character of distributions to shareholders which may result in a Fund or underlying fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact a Fund’s or underlying fund’s after-tax return.
WHAT IS A DERIVATIVE?
Derivatives are securities or contracts (like futures and options) that derive their value from the performance of underlying assets or securities.
Securities and Financial Instruments Risk. JPMorgan SmartRetirement Funds may invest directly in securities and other financial instruments, such as derivatives. The intention of doing so is to gain exposure to, or to overweight or underweight their investments, among various sectors or markets and for duration management. There is no guarantee that the use of these securities and financial instruments will produce the intended result of effectively allocating the Fund’s investments to a specific market or sector or in managing duration. In addition, securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk). Depending on the type of security or instrument, the market value may move up and down, sometimes rapidly and unpredictably causing a security or instrument to be worth less than the price originally paid for it. To the extent that a security or instrument decreases in value, the value of your investment in a Fund will be affected. In certain circumstances, underlying funds may pay redemption proceeds in securities instead of cash. To the extent this occurs, the Funds will be subject to the risks of holding securities directly. While each Fund will typically seek to sell securities it receives in-kind and invest the proceeds in underlying funds, there is no guarantee it will be able to do so without incurring losses. In addition, the Funds could incur taxable gains, brokerage and other charges in converting such securities to cash.
High Yield Securities Risk. Some of the underlying funds may invest in high yield, high risk securities (also known as junk bonds) which are considered to be speculative. These investments may be issued by companies which are highly leveraged, less creditworthy or financially distressed. Non-investment grade debt securities can be more sensitive to short-term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of an underlying fund’s investments and an underlying fund’s net asset value may be volatile. Furthermore, though these investments generally provide a higher yield than higher-rated debt securities, the high degree of risk involved in these investments can result in substantial or total losses. These securities are subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties, and a potential lack of a secondary or public market for securities. The market price of these securities can change suddenly and unexpectedly.
86  |  JPMorgan SmartRetirement Funds

In recent years, there has been a broad trend of weaker or less restrictive covenant protections in the high yield market. Among other things, under such weaker or less restrictive covenants, borrowers might be able to exercise more flexibility with respect to certain activities than borrowers who are subject to stronger or more protective covenants.  For example, borrowers might be able to incur more debt, including secured debt, return more capital to shareholders, remove or reduce assets that are designated as collateral securing high yield securities, increase the claims against assets that are permitted against collateral securing high yield securities or otherwise manage their business in ways that could impact creditors negatively.  In addition, certain privately held borrowers might be permitted to file less frequent, less detailed or less timely financial reporting or other information, which could negatively impact the value of the high yield securities issued by such borrowers.  Each of these factors might negatively impact the high yield instruments held by an underlying fund.
As part of its high yield strategy, an underlying fund may invest in debt securities of smaller, newer companies. An underlying fund’s risks increase as it invests more heavily in smaller companies (mid cap and small cap companies). The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, the changes in value of their debt securities may be more sudden or erratic than in large capitalization companies, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies. This may cause unexpected and frequent decreases in the value of an underlying fund’s investments.
Loan Risk. Some of the underlying funds may invest in loan assignments and participations and commitments to purchase loan assignments (Loans) including Loans that are rated below investment grade or the unrated equivalent. Like other high yield, corporate debt instruments, such Loans are subject to an increased risk of default in the payment of principal and interest as well as the other risks described under “Interest Rate Risk,” “Credit Risk,” “High Yield Securities Risk,” and “Foreign Securities and Emerging Markets Risk.” Although certain Loans are secured by collateral, an underlying fund could experience delays or limitations in realizing on such collateral or have its interest subordinated to other indebtedness of the obligor. Loans are vulnerable to market sentiment such that economic conditions or other events may reduce the demand for Loans and cause their value to decline rapidly and unpredictably. Although an underlying fund will limit its investments in illiquid securities to no more than 15% of an underlying fund’s net assets at the time of purchase, Loans that are deemed to be liquid at the time of purchase may become illiquid.
In recent years, there has been a broad trend of weaker or less restrictive covenant protections in the Loan market. Among other things, under such weaker or less restrictive covenants, borrowers might be able to exercise more flexibility with respect to certain activities than borrowers who are subject to stronger or more protective covenants. For example, borrowers might be able to incur more debt, including secured debt, return more capital to shareholders, remove or reduce assets that are designated as collateral securing Loans, increase the claims against assets that are permitted against collateral securing Loans or otherwise manage their business in ways that could impact creditors negatively. In addition, certain privately held borrowers might be permitted to file less frequent, less detailed or less timely financial reporting or other information, which could negatively impact the value of the Loans issued by such borrowers. Each of these factors might negatively impact the Loans held by a Fund.
No active trading market may exist for some of the Loans and certain Loans may be subject to restrictions on resale. The inability to dispose of Loans in a timely fashion could result in losses to an underlying fund. In addition, the settlement period for Loans is uncertain as there is no standardized settlement schedule applicable to such investments. Certain Loans may take more than seven days to settle. Because some Loans that an underlying fund invests in may have a more limited secondary market, liquidity and valuation risk is more pronounced for an underlying fund than for funds that invest primarily in other types of fixed income instruments or equity securities. Typically, Loans are not registered securities and are not listed on any national securities exchange. Consequently, there may be less public information available about an underlying fund’s investments and the market for certain Loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. As a result, an underlying fund may be more dependent upon the analytical ability of its adviser.
When an underlying fund acquires a loan participation, the underlying fund typically enters into a contractual relationship with the lender or third party selling such participations, but not the borrower. As a result, the underlying fund assumes the credit risk of the seller of the loan participation and any other parties interpositioned between the underlying fund and the borrower. An underlying fund may not benefit directly from the collateral supporting the load in which it has purchased the loan participations or assignments.
Affiliates of the adviser may participate in the primary and secondary market for Loans. Because of limitations imposed by applicable law, the presence of the adviser’s affiliates in the Loan market may restrict an underlying fund’s ability to acquire some Loans, affect the timing of such acquisition or affect the price at which the Loan is acquired. Also, because the adviser may wish to invest in the publicly traded securities of an obligor, it may not have access to material non-public information regarding the obligor to which other investors have access. An underlying fund will not have direct recourse against the issuer of a loan participation.
November 1, 2021  |  87

More About the Funds (continued)
Loans are subject to prepayment risks. Gains and losses associated with prepayments will increase or decrease an underlying fund’s yield and the income available for distribution by an underlying fund. When Loans are prepaid, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for Loans, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield.
Interest Rate Risk. Some of the underlying funds invest in debt securities that change in value based on changes in interest rates. If rates increase, the value of these underlying funds’ investments generally declines. On the other hand, if rates fall, the value of these investments generally increases. Your investment will decline in value if the value of the underlying funds’ investments decreases. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The underlying funds may invest in variable and floating rate Loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. An underlying fund may face a heightened level of interest rate risk due to certain changes or uncertainty in monetary policy.
Certain countries have experienced negative interest rates on certain debt securities. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. During periods when interest rates are low or there are negative interest rates, an underlying fund's yield (and total return) also may be low or the underlying fund may be unable to maintain positive returns.
Debt market conditions are highly unpredictable and some parts of the market are subject to dislocations. In response to the outbreak of COVID-19, as with other serious economic disruptions, governmental authorities and regulators are enacting significant fiscal and monetary policy changes, including providing direct capital infusions into companies, creating new monetary programs and lowering interest rates considerably. These actions present heightened risks to debt instruments, and such risks could be even further heightened if these actions are unexpectedly or suddenly reversed or are ineffective in achieving their desired outcomes. In light of these actions and current conditions, interest rates and bond yields in the U.S. and many other countries are at or near historic lows, and in some cases, such rates and yields are negative. The current very low or negative interest rates subject an underlying fund to the risks described above. In addition, the current environment is exposing debt markets to significant volatility and reduced liquidity for underlying fund investments.
Credit Risk. There is a risk that issuers and/or a counterparty to a security, contract, repurchase agreement or other investment will not make payments when due or default completely on securities, repurchase agreements or other investments held by an underlying fund. The risk of defaults across issuers and/or counterparties increases in adverse market and economic conditions, including the conditions resulting from the COVID-19 pandemic. Such defaults could result in losses to an underlying fund. In addition, the credit quality of securities held by an underlying fund may be lowered if an issuer’s or a counterparty’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of an underlying fund. Lower credit quality also may affect liquidity and make it difficult for an underlying fund to sell the security. Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies or instrumentalities if not required to do so by law. Prices of an underlying fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of an underlying fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. Some of the underlying funds invest in asset-backed, mortgage-related and mortgage-backed securities. These securities differ from conventional debt securities and are subject to certain additional risks because principal is paid back over the life of the security rather than at maturity. The value of these securities will be influenced by the factors affecting the property market and the assets underlying such securities. As a result, during periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, be more volatile and/or be illiquid. Additionally, during such periods and also under normal conditions, these securities are also subject to prepayment and call risk. Gains and losses associated with prepayments will increase or decrease an underlying fund’s yield and the income available for distribution by an underlying fund. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, an underlying fund may be subject to contraction risk which is the risk that borrowers will increase the rate at which they
88  |  JPMorgan SmartRetirement Funds

prepay the maturity value of mortgages and other obligations. In periods of either rising or declining interest rates, an underlying fund may be subject to extension risk which is the risk that the expected maturity of an obligation will lengthen in duration due to a decrease in prepayments. As a result, in certain interest rate environments, an underlying fund may exhibit additional volatility. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default described under “Credit Risk.” The risk of such defaults is generally higher in the case of asset-backed, mortgage-backed and mortgage-related investments that include so-called “sub-prime” mortgages, which are loans made to borrowers with low credit ratings or other factors that increase the risk of default. The structure of some of these securities may be complex and there may be less available information than other types of debt securities. Additionally, asset-backed, mortgage-related and mortgage-backed securities are subject to risks associated with their structure and the nature of the assets underlying the securities and the servicing of those assets. Certain asset-backed, mortgage-related and mortgage-backed securities may face valuation difficulties and may be less liquid than other types of asset-backed, mortgage-related and mortgage-backed securities, or debt securities.
The mortgage loans underlying privately issued mortgage-related securities may not be subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have government or government-sponsored entity guarantees. As a result, the mortgage loans underlying privately issued mortgage-related securities may have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored mortgage-related securities and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. In addition, certain mortgage-related securities which may include loans that originally qualified under standards established by government-sponsored entities (for example, certain REMICs that include Fannie Mae mortgages) are not considered as government securities for purposes of an underlying fund’s investment strategies or policies. There is no government or government-sponsored guarantee for such privately issued investments.
Some of the underlying funds may invest in collateralized mortgage obligations (CMOs). CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities. CMOs are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the underlying fund invests may be particularly sensitive to changes in prevailing interest rates.
Some of the underlying funds may invest in interest-only (IO) and principal-only (PO) mortgage-related securities. The values of IO and PO mortgage-backed securities are more volatile than other types of mortgage-related securities. They are very sensitive to changes in interest rates and to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, because there may be a drop in trading volume, an inability to find a ready buyer, or the imposition of legal restrictions on the resale of securities, these instruments may be illiquid.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in some of the underlying funds may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.
For example, the outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world, including those in which an underlying fund invests. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures may continue to have a significant negative impact on the performance of an underlying fund’s investments, increase an underlying fund’s volatility, exacerbate pre-existing political, social and economic risks to an underlying fund, and negatively impact broad segments of businesses and populations. An underlying fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that could affect the instruments in which an underlying fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on an underlying fund’s investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.
Foreign Securities and Emerging Markets Risk. Because the underlying funds may invest in foreign currencies or securities of foreign issuers, investments in such underlying funds are subject to special risks in addition to those of U.S. investments. Investments in foreign securities (including depositary receipts), are subject to special risks in addition to those of U.S. investments. These risks
November 1, 2021  |  89

More About the Funds (continued)
include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of an underlying fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. In certain markets where securities and other instruments are not traded “delivery versus payment,” an underlying fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely.
Securities registration, custody, and settlement may in some instances be subject to delays and legal and administrative uncertainties. Foreign investment in the securities markets of certain foreign countries is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the costs and expenses of an underlying fund. In addition, the repatriation of investment income, capital or the proceeds of sales of securities from certain of the countries is controlled under regulations, including in some cases the need for certain advance government notification or authority, and if a deterioration occurs in a country’s balance of payments, the country could impose temporary restrictions on foreign capital remittances. An underlying fund also could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investment.
Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. The risks associated with foreign securities are magnified in emerging markets. These countries may have relatively unstable governments and less established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers. An underlying fund may focus its investments in a single country or small group of countries and be subject to greater volatility than a more geographically diversified fund. Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable. In addition, an underlying fund is limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular, in emerging markets countries. In addition, due to jurisdictional limitations, U.S. regulators may be limited in their ability to enforce regulatory or legal obligations in emerging market countries. An underlying fund’s investments in foreign and emerging market securities may also be subject to foreign withholding and/or other taxes, which would decrease an underlying fund’s yield on those securities.
Geographic Focus Risk. In addition to the more general “Foreign Securities and Emerging Markets Risk.” above, the Fund, either directly or through its investment in an underlying fund, may focus its investments in one or more regions or small groups of countries. As a result, the Fund’s performance may be subject to greater volatility than a more geographically diversified fund.
Industry and Sector Focus Risk. At times the underlying funds and the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the underlying funds and the Fund increase the relative emphasis of its investments in a particular industry or sector, the value of a Fund’s shares may fluctuate in response to events affecting that industry or sector.
Sovereign Debt Risk. Some of the underlying funds may invest in sovereign debt securities. These securities are issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or other failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.
Smaller Companies Risk. Some of the underlying funds invest in securities of smaller companies. Investments by underlying funds in smaller, newer companies may be riskier than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, the changes in value of their securities may be more sudden or erratic than in large capitalization companies, especially over the short term. Because smaller companies may have limited
90  |  JPMorgan SmartRetirement Funds

product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies. This may cause unexpected and frequent decreases in the value of underlying funds investing in small companies, and may affect your investment in the Funds.
Real Estate Securities Risk. Investments by certain of the underlying funds will be highly concentrated in the securities of companies in the real estate sector. The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments in real estate and mortgages, which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy, and environmental factors. Furthermore, a REIT could fail to qualify for tax free pass-through of its income under the Internal Revenue Code or fail to maintain its exemption from registration under the 1940 Act, which could produce adverse economic consequences for the REIT and its investors, including an underlying fund.
The underlying mortgage loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of REITs will also rise and fall in response to the management skill and creditworthiness of the issuer. In particular, the value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property, interest rates and, with respect to REITs, the management skill and creditworthiness of the issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities. The underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the underlying fund.
In addition, certain of the companies in which an underlying fund intends to invest may have developed or commenced development on properties and may develop additional properties in the future. Real estate development involves significant risks in addition to those involved in the ownership and operation of established properties, including the risks that financing, if needed, may not be available on favorable terms for development projects, that construction may not be completed on schedule (resulting in increased debt service expense and construction costs), that estimates of the costs of construction may prove to be inaccurate and that properties may not be leased, rented or operated on profitable terms and therefore will fail to perform in accordance with expectations. As a result, the value of the underlying fund’s investment may decrease in value. Real estate securities have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. Real estate securities are also subject to heavy cash flow dependency and defaults by borrowers or tenants.
Government Securities Risk. Some of the underlying funds invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guarantees by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the underlying fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.
Inflation-Managed Strategies Risk. Certain underlying funds may use inflation-managed strategies including using swaps that are based on the Consumer Price Index for all Urban Consumers (CPI-U) in combination with a core portfolio of fixed income securities to create the equivalent of a portfolio of inflation-protected fixed income securities. There is no guarantee that the use of derivatives and debt securities will mimic a portfolio of inflation-protected bonds or reflect the actual rate of inflation. In addition, some of the underlying funds may make direct investments in inflation-protected securities. Inflation-linked securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-linked securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. Any increase in the principal amount of an inflation-linked debt security will be considered taxable ordinary income, even though the underlying fund will not receive the principal until maturity. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. An underlying fund’s investments in inflation-linked securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index.
November 1, 2021  |  91

More About the Funds (continued)
Transactions and Liquidity Risk. A Fund or an underlying fund could experience a loss when selling securities to meet redemption requests and its liquidity may be negatively impacted. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities an underlying fund wishes to, or is required to, sell are illiquid. To the extent a large proportion of shares of an underlying fund are held by a small number of shareholders (or a single shareholder) including funds or accounts over which the adviser or its affiliates have investment discretion, an underlying fund is subject to the risk that these shareholders will purchase or redeem underlying fund shares in large amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the adviser or its affiliates. In addition to the other risks described in this section, these transactions could adversely affect the ability of an underlying fund to conduct its investment program. The underlying fund may be unable to sell illiquid securities at its desired time or price or the price at which the securities have been valued for purposes of the underlying fund’s net asset value. Illiquidity can be caused by a drop in overall market trading volume, an inability to find a ready buyer, or legal restrictions on the securities’ resale. For underlying funds that invest in debt securities, other market participants may be attempting to sell debt securities at the same time as the underlying fund, causing downward pricing pressure and contributing to illiquidity. The capacity for bond dealers to engage in trading or “make a market” in debt securities has not kept pace with the growth of bond markets. This could potentially lead to decreased liquidity and increased volatility in debt markets. Liquidity and valuation risk may be magnified in a rising interest rate environment, when credit quality is deteriorating or in other circumstances where investor redemptions from fixed income mutual funds may be higher than normal. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress. Similarly, for both the Funds and underlying funds, large purchases of a fund’s shares may adversely affect the fund’s performance to the extent that the fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. Large redemptions also could accelerate the realization of capital gains, increase a Fund’s or underlying fund’s transaction costs and impact a Fund’s or underlying fund’s performance.
Commodity Risk. Certain underlying funds will have a significant portion of their assets concentrated in commodity-linked securities and derivatives. Some of the underlying funds may have direct investments in commodities. Developments affecting commodities will have a disproportionate impact on such underlying funds. An underlying fund’s investment in commodities, commodity-linked securities and derivatives may subject the underlying fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodities, commodity-linked securities and derivatives may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, environmental incidents, embargoes, tariffs and international economic, political and regulatory developments. The natural resources and energy sector can be significantly affected by changes in the prices and supplies of oil, gas and other energy fuels, exploration and production spending and the success of energy spending, energy conservation, and tax and other government regulations, policies of the Organization of Petroleum Exporting Countries (OPEC) and oil importing nations. Therefore, the securities of companies in the energy and natural resources sectors may experience more price volatility than companies in other industries. The metals sector can be affected by sharp price volatility over short periods caused by global economic, financial and political factors, resource availability, government regulation, economic cycles, changes in inflation or expectations about inflation in various countries, interest rates, currency fluctuations, metal sales by governments, central banks or international agencies, investment speculation and fluctuations in industrial and commercial supply and demand. Use of leveraged commodity-linked derivatives creates an opportunity for increased return but, at the same time, creates the possibility for greater loss (including the likelihood of greater volatility of the underlying fund’s net asset value), and there can be no assurance that the underlying fund’s use of leverage will be successful. In addition, to the extent that an underlying fund gains exposure to an asset through synthetic replication by investing in commodity-linked investments rather than directly in the asset, it may not have a claim on the applicable underlying asset and will be subject to enhanced counterparty risk. Some of the underlying funds may concentrate in certain commodity sectors such as natural resources. When an underlying fund concentrates in a particular industry or group of industries, events impacting that sector will have a greater effect on an underlying fund than they would on a fund that is more widely diversified among a number of unrelated industries. In addition, certain commodity sub-sectors are subject to greater governmental regulation than are other industries, therefore, changes in tax and other government regulations may be more likely to adversely affect such underlying funds.
Currency Risk. Changes in foreign currency exchange rates may affect the value of an underlying fund’s securities and the price of the underlying fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets, may be riskier than other types of investments and may increase the volatility of the underlying funds. An underlying fund may engage in various strategies to hedge against currency risk. These strategies may consist of use of forward currency contracts including non-deliverable forward contracts and foreign currency futures contracts. To the extent an underlying fund enters into such transactions in markets other than in the United States, the Fund may be
92  |  JPMorgan SmartRetirement Funds

subject to certain currency, settlement, liquidity, trading and other risks similar to those described in this prospectus with respect to the underlying fund's investments in foreign securities. There can be no assurance that an underlying fund's hedging activities will be effective, and the underlying fund will incur costs in connection with the hedging. Currency hedging may limit an underlying fund's return if the relative values of currencies change. Furthermore, an underlying fun may only engage in hedging activities from time to time and may not necessarily be engaging in hedging activities when movements in currency exchange rates occur.
Strategy Risk. A main investment strategy of some of the underlying funds is to invest in common stocks considered to be attractive and to short sell stocks considered to be unattractive. This strategy may fail to produce the intended results. There is no guarantee that the use of long and short positions will succeed in limiting the underlying fund’s exposure to domestic stock market movements, capitalization, sector-swings or other factors. The strategy used by these underlying funds involves complex securities transactions, including short sales, that involve risks different than direct equity investments. Some of the other underlying funds also use short sales. The use of short sales may result in these underlying funds realizing more short-term capital gains and ordinary income subject to tax at ordinary income tax rates than they would if they did not engage in such short sales.
Non-Diversified Fund Risk. Certain of the underlying funds are non-diversified and they may invest a greater percentage of their assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the underlying fund’s shares being more sensitive to the economic results of those issuing the securities.
Index Funds Risk. Certain underlying funds may attempt to track the performance of a specified index. Therefore, securities may be purchased, retained and sold by the underlying fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index change, you can expect a greater risk of loss than would be the case if the underlying fund were not fully invested in such securities.
High Portfolio Turnover Risk. The techniques and strategies contemplated by some of the underlying funds are expected to result in a high degree of portfolio turnover. Portfolio turnover rate may vary greatly from year to year as well as within a particular year. High portfolio turnover (e.g. over 100%) may involve correspondingly greater expenses to the underlying funds, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gain, including short-term capital gain that will generally be taxable to shareholders as ordinary income, and may adversely impact the underlying fund’s after-tax returns. The trading costs or tax effects associated with portfolio turnover may adversely affect an underlying fund’s performance.
Securities Lending Risk. To generate additional income, certain underlying funds may lend up to 33 1∕3% of such underlying fund’s total assets pursuant to agreements requiring that the loan be continuously secured by collateral equal to at least 100% of the market value plus accrued interest on the securities lent. Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults or fails financially. This risk is increased when an underlying fund’s loans are concentrated with a single or limited number of borrowers. The earnings on the collateral invested may not be sufficient to pay fees incurred in connection with the loan. Also, the principal value of the collateral invested may decline and may not be sufficient to pay back the borrower for the amount of collateral posted. There are no limits on the number of borrowers an underlying fund may use and an underlying fund may lend securities to only one or a small group of borrowers. Underlying funds participating in securities lending bear the risk of loss in connection with investments of the cash collateral received from the borrowers, which do not trigger additional collateral requirements from the borrower. To the extent that the value or return of an underlying fund’s investments of the cash collateral declines below the amount owed to a borrower, the underlying fund may incur losses that exceed the amount it earned on lending the security. In situations where the Adviser does not believe that it is prudent to sell the cash collateral investments in the market, an underlying fund may borrow money to repay the borrower the amount of cash collateral owed to the borrower upon return of the loaned securities. This will result in financial leverage, which may cause the underlying fund to be more volatile because financial leverage tends to exaggerate the effect of any increase or decrease in the value of the underlying fund’s portfolio securities.
Exchange Traded Notes Risk. Generally, ETNs are structured as senior, unsecured notes in which an issuer such as a bank agrees to pay a return based on the target commodity index less any fees. ETNs are synthetic instruments that allow individual investors to have access to derivatives linked to commodities and assets such as oil, currencies and foreign stock indexes. ETNs combine certain aspects of bonds and ETFs. Similar to ETFs, ETNs are traded on a major exchange (e.g., the New York Stock Exchange) during normal trading hours. However, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to principal amount, subject to the day’s index factor. ETN returns are based upon the performance of a market index minus applicable fees. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity. The value of the ETN may drop due to a downgrade in the issuer’s credit rating, even if the underlying index remains unchanged. Investments in ETNs are subject to the risks
November 1, 2021  |  93

More About the Funds (continued)
facing income securities in general including the risk that a counterparty will fail to make payments when due or default. In addition, investors in ETNs generally have no right with respect to the instruments underlying the index or any right to receive delivery of the instruments underlying the index.
CFTC Regulation Risk. (applicable to the SmartRetirement 2060 Fund) The Fund is subject to regulation by the Commodity Futures Trading Commission (CFTC) as a “commodity pool” and the adviser is subject to regulation as a “commodity pool operator” with respect to the Fund. As a result, the Fund is subject to various CFTC requirements, including certain registration, disclosure and operational requirements. Compliance with these requirements may increase Fund expenses.
Cyber Security Risk. As the use of technology has become more prevalent in the course of business, the Funds have become more susceptible to operational and financial risks associated with cyber security, including: theft, loss, misuse, improper release, corruption and destruction of, or unauthorized access to, confidential or highly restricted data relating to a Fund and its shareholders; and compromises or failures to systems, networks, devices and applications relating to the operations of a Fund and its service providers. Cyber security risks may result in financial losses to a Fund and its shareholders; the inability of a Fund to transact business with its shareholders; delays or mistakes in the calculation of a Fund’s NAV or other materials provided to shareholders; the inability to process transactions with shareholders or other parties; violations of privacy and other laws; regulatory fines, penalties and reputational damage; and compliance and remediation costs, legal fees and other expenses. A Fund’s service providers (including, but not limited to, the adviser, any sub-advisers, administrator, transfer agent, and custodian or their agents), financial intermediaries, companies in which a Fund invests and parties with which a Fund engages in portfolio or other transactions also may be adversely impacted by cyber security risks in their own businesses, which could result in losses to a Fund or its shareholders. While measures have been developed which are designed to reduce the risks associated with cyber security, there is no guarantee that those measures will be effective, particularly since the Funds do not directly control the cyber security defenses or plans of their service providers, financial intermediaries and companies in which they invest or with which they do business.
Volcker Rule Risk. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder known as the Volcker Rule, if the adviser and/or its affiliates own 25% or more of the outstanding ownership interests of a Fund after the permitted seeding period from the implementation of a Fund’s investment strategy, a Fund could be subject to restrictions on trading that would adversely impact a Fund’s ability to execute its investment strategy. Generally, the permitted seeding period is three years from the implementation of the Fund’s investment strategy. As a result, the adviser and/or its affiliates may be required to reduce their ownership interests in a Fund at a time that is sooner than would otherwise be desirable, which may result in a Fund’s liquidation or, if a Fund is able to continue operating, may result in losses, increased transaction costs and adverse tax consequences as a result of the sale of portfolio securities.
For more information about risks associated with the types of investments that the Funds purchase, please read the Statement of Additional Information.
There can be no assurance that the Funds will achieve their investment objectives.
Conflicts of Interest
An investment in a Fund is subject to a number of actual or potential conflicts of interest. For example, the Adviser and/or its affiliates provide a variety of different services to a Fund, for which the Fund compensates them. As a result, the Adviser and/or its affiliates have an incentive to enter into arrangements with a Fund, and face conflicts of interest when balancing that incentive against the best interests of a Fund. The Adviser and/or its affiliates also face conflicts of interest in their service as investment adviser to other clients, and, from time to time, make investment decisions that differ from and/or negatively impact those made by the Adviser on behalf of a Fund. In addition, affiliates of the Adviser provide a broad range of services and products to their clients and are major participants in the global currency, equity, commodity, fixed-income and other markets in which a Fund invests or will invest. In certain circumstances by providing services and products to their clients, these affiliates’ activities will disadvantage or restrict the Funds and/or benefit these affiliates. In addition, the Adviser’s authority to allocate investments among J.P. Morgan Funds and unaffiliated ETFs creates conflicts of interest. For actively-managed underlying funds, the Adviser limits its selection to J.P. Morgan Funds. For passive ETFs, the Adviser expects to use a J.P. Morgan ETF unless the investment is not available. To the extent that an investment in a J.P. Morgan passive ETF is not available, only then will the Adviser consider an unaffiliated underlying fund. Investing in J.P. Morgan Funds could cause a Fund to incur higher fees and could cause the Adviser and/or its affiliates to receive greater compensation, increase assets under management or support particular investment strategies or J.P. Morgan Funds. These conflicts also could cause the Adviser to adjust its asset class target or actual allocations to provide for increased use of J.P. Morgan Funds. The Adviser may also acquire material non-public information which would negatively affect the Adviser’s ability to transact in securities for a Fund. JPMorgan and the Funds have adopted policies and procedures reasonably designed to appropriately prevent, limit or mitigate conflicts of interest. In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available. For more information about conflicts of interest, see the Potential Conflicts of Interest section in the Statement of Additional Information.
94  |  JPMorgan SmartRetirement Funds

Temporary Defensive Positions
For liquidity and to respond to unusual market conditions, the Funds may invest all or most of their total assets in cash and cash equivalents for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer-term investments.
WHAT IS A CASH EQUIVALENT?
Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased.
They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements, certificates of deposit, bankers’ acceptances, commercial paper, money market mutual funds and bank deposit accounts.

While the Funds are engaged in a temporary defensive position, they may not meet their investment objectives. These investments may also be inconsistent with a Fund’s main investment strategies. Therefore, the Funds will pursue a temporary defensive position only when market conditions warrant.
Expenses of Underlying Funds. The percentage of each JPMorgan SmartRetirement Fund’s assets that will be allocated to each of the underlying funds may be changed from time to time by JPMIM within the parameters set forth in this prospectus. In addition, new J.P. Morgan Funds may be added to the list of underlying funds from time to time. To the extent that the allocations among the underlying funds are changed, or to the extent that the expense ratios of the underlying funds change, the weighted average operating expenses borne by the Funds may increase or decrease.
The Funds will invest in Class R6 Shares of the underlying funds to the extent they are available. If an underlying fund does not offer Class R6 Shares, the Funds will invest in Class R5 Shares of the underlying funds. To the extent that an underlying fund does not offer Class R5 Shares, the Fund may invest in Class L Shares, or Institutional Class Shares, if applicable and available. To the extent that an underlying fund does not offer Class R6, Class R5 or Class L Shares, the Fund will invest in Class I Shares, if available. The shares of the underlying funds in which the SmartRetirement Funds invest may impose a separate service fee. The shareholder servicing agent will waive service fees with respect to a Fund in an amount equal to the weighted average pro rata amount of service fees charged by the underlying J.P. Morgan Funds up to 0.25% for Class R2, Class R3 and Class R4 Shares and 0.10% for Class R5 Shares. This amount is shown as a waiver under “Fee Waivers and Expense Reimbursements” in the Annual Fund Operating Expenses table.
Additional Fee Waiver and/or Expense Reimbursement
Service providers to a Fund may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time. A Fund’s service providers may discontinue or modify these voluntary actions at any time without notice. Performance for the Funds will reflect the voluntary waiver of fees and/or the reimbursement of expenses, if any. Without these voluntary waivers and/or expense reimbursements, performance would have been less favorable.
Additional Historical Performance Information
JPMorgan SmartRetirement Funds
The historical performance for the Class R3 Shares in the performance table prior to inception on 9/9/16 is based on the performance of the Class A Shares of the Fund, which invest in the same portfolio of securities. The actual returns of Class R3 Shares would have been different than those shown because Class R3 Shares have different expenses than Class A Shares. The historical performance for the Class R4 Shares in the performance table prior to inception on 9/9/16 is based on the performance of the Class I Shares of the Fund, which invest in the same portfolio of securities. The actual returns of Class R4 Shares would have been different than those shown because Class R4 Shares have different expenses than Class I Shares. With the exception of SmartRetirement 2060 Fund, the historical performance for the Class R6 Shares in the performance table prior to inception on 11/3/14 is based on the performance of the Class R5 Shares of the Fund, which invest in the same portfolio of securities. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 Shares.
More Information on the Composite Benchmarks
The composite benchmark for each Fund is a customized benchmark of unmanaged market indexes that represent the asset classes in which each Fund invests. Each index is weighted to reflect the strategic target allocations of the respective Fund and is adjusted over time to correspond to changes in the strategic target allocations of each Fund. When the composite benchmark weighting changes, its new allocation is utilized to calculate composite performance from and after such change. If a new asset class is added to
November 1, 2021  |  95

More About the Funds (continued)
the strategic target allocations, an index will be added to represent this asset class. Composite benchmark performance for periods prior to the change is not recalculated or restated based on the composite benchmark’s new allocation but rather reflects the composite benchmark’s actual allocation during that period.
The asset classes in which each Fund invests and the related benchmark indexes are as follows: U.S. Large Cap Equity (S&P 500 Index); U.S. Mid Cap Equity (Russell Midcap Index); U.S. Small Cap Equity (Russell 2000 Index); REITs (MSCI USREIT Index); International Equity (MSCI EAFE Index (net of foreign withholding taxes)); Emerging Markets Equity (MSCI Emerging Markets Index (net of foreign withholding taxes)); U.S. Fixed Income (Bloomberg U.S. Aggregate Index); Inflation Managed (Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index); High Yield (Bloomberg U.S. High Yield – 2% Issuer Cap Index); Emerging Markets Debt (EMBI Global Diversified Index); and Money Market/Cash and Cash Equivalents (FTSE 3-Month Treasury Bill Index). For performance commencing February 1, 2020 to August 31, 2021, the IA SBBI US 30 Day TBill TR USD Index represented the Money Market/Cash and Cash Equivalents component of the benchmark. For historical performance prior to February 1, 2020, the composite benchmark was a weighted average of the benchmarks associated with the underlying funds in which the Funds’ invested.
96  |  JPMorgan SmartRetirement Funds

Investing with J.P. Morgan Funds
Choosing A Share Class
Each share class represents an investment in the same portfolio of securities, but each has different availability and eligibility criteria, expenses, dividends and distributions.
Please read this prospectus carefully, and then select the Fund and share class most appropriate for you and decide how much you want to invest. Each Fund may offer other classes of shares not included in this prospectus that have different expense levels, performance and eligibility requirements from the share classes offered in this prospectus. Call 1-800-480-4111 to obtain more information concerning these or other share classes. A Financial Intermediary may receive different compensation based on the share class sold.
Additional Information that Applies to All Accounts: If your identity or the identity of any other person(s) authorized to act on your behalf cannot be verified, or if potentially criminal activity is identified, the J.P. Morgan Funds and the Distributor reserve the right to reject opening an account for you, close your account, or take such other action they deem reasonable or required by law.
Class R shares are primarily used in Group Retirement Plans. The particular Group Retirement Plan will determine the share class available to its participants.

 Shares of the Funds have not been registered for sale outside of the United States. This prospectus is not intended for distribution to prospective investors outside of the United States. The Funds generally do not market or sell shares to investors domiciled outside of the United States, even, with regard to individuals, if they are citizens or lawful permanent residents of the United States.

	Class R2	Class R3	Class R4	Class R5	Class R6
Eligibility[1,2]	May be purchased by Group Retirement Plans.[1]	May be purchased by Group Retirement Plans.[1]	May be purchased by Group Retirement Plans.[1]	May be purchased by •Group Retirement Plans,[1] •Section 529 college savings plans,
May be purchased
by
•Group Retirement
Plans,[1]
•Section 529
college savings
plans,
•Investors through
a fee-based
advisory program
of a financial
intermediary that
has entered into a
written
agreement with
the Distributor to
offer such shares
through an
omnibus account
held at the Fund,
•Discretionary
accounts, as
described below,
•Institutional
Investors, as
described below,
•Other investors
as described
below.

November 1, 2021  |  97

Investing with J.P. Morgan Funds (continued)
	Class R2	Class R3	Class R4	Class R5	Class R6
Minimum Investment[1,3]	No minimum	No minimum	No minimum	No minimum	$5,000,000 — Discretionary Accounts. $5,000,000 — Institutional Investors. $15,000,000 — Other Investors. There is no minimum for other Class R6 eligible investors as described in “Eligibility” above.
Minimum Subsequent Investments	No minimum	No minimum	No minimum	No minimum	No minimum
Distribution (12b-1) Fee	0.50% of the average daily net assets.	0.25% of the average daily net assets.	None	None	None
Service Fee	0.25% of the average daily net assets.	0.25% of the average daily net assets.	0.25% of the average daily net assets.	0.10% of the average daily net assets.	None
Redemption Fee	None	None	None	None	None

1
For more information about eligible Group Retirement Plans, see “Group Retirement Plans” below.
2
Any shareholders who held Institutional Shares in a SmartRetirement Fund as of 4/3/17 that were redesignated as and renamed Class R5 Shares on that date who would not otherwise be eligible to own Class R5 Shares can continue to purchase that Fund’s Class R5 Shares in accounts that existed on 4/3/17.
3
Please see “MINIMUM ACCOUNT BALANCE” for more information about minimum balance requirements.
Financial Intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS as Distributor and/or shareholder servicing agent.
Accounts may be opened either directly with the Funds' transfer agent or through Financial Intermediaries. If you have questions about eligibility, please call 1-800-480-4111.
•
Class R4, Class R5 and Class R6 Shares are not subject to Rule 12b-1 fees.
•
Class R6 Shares have lower annual expense ratios than other share classes, as the Class R6 Shares have no ongoing service fees.
•
A Fund may issue other classes of shares that have different sales charges, expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of a Fund’s other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive different amounts of compensation for sales of different classes of shares.
Group Retirement Plans
The only retirement plans that are eligible to purchase Class R2, Class R3, Class R4, Class R5 and Class R6 Shares are employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans. To satisfy eligibility requirements, the plan must be a group plan (more than one participant), the shares cannot be held in a commission-based brokerage account and the shares must be held a) at a plan level or b) at the Fund level through an omnibus account of a retirement plan recordkeeper. Group Retirement Plans include group employer-sponsored 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, retiree health
98  |  JPMorgan SmartRetirement Funds

benefit plans, group annuity separate accounts offered to retirement plans, and non-qualified deferred compensation plans. Group Retirement Plans do not include traditional and Roth Individual Retirement Accounts (IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, KEOGHs, individual 401(k) plans or individual 403(b) plans.
Discretionary Accounts
Class R6 Shares may also be purchased by an account for an investor:
1.
Whose investments in a Fund are made and directed on their behalf by investment representatives at JPMIM or JPMorgan Chase Bank NA or their affiliates (the Investment Manager) pursuant to a discretionary investment management agreement or trust agreement that provides for discretionary investment management services between the Investment Manager and the investor (a Discretionary Account), and
2.
Whose account’s initial investment in a Fund is at least $5,000,000. An investor can combine purchases of Class R6 Shares with Class R6 Shares of other JPMorgan Funds in order to meet the applicable minimum investment.
Institutional Investors
Class R6 Shares may also be purchased by institutional investors whose initial investment in a Fund is at least $5,000,000. Institutional investors include, but are not limited to, corporations, qualified non-profit organizations, charitable trusts, foundations and endowments, governmental entities, municipalities, and hospitals investing for their own account. These accounts may not be held for the benefit of multiple underlying, unrelated investors. For these investors, accounts cannot be aggregated at the investor level to meet the initial minimum.
Other Investors
Class R6 Shares also may be purchased in other accounts whose initial investment in a Fund is at least $15,000,000. These accounts may not be held for the benefit of multiple underlying, unrelated investors. For these investors, accounts cannot be aggregated at the investor level to meet the initial minimum.
Certain Financial Intermediaries may not make Class R6 Shares available for purchase.
College Savings Plans
To be eligible to invest in R5 and Class R6 Shares, Section 529 college savings plans must hold their shares through plan level or omnibus accounts held on the books of a Fund.
Financial Intermediary Compensation
The following section describes the various fees that you will pay if you purchase shares of the Funds. In addition, it describes the types of compensation paid to Financial Intermediaries for the sale of Fund shares and related services.
Class R6 Shares are only available through a Financial Intermediary if the Financial Intermediary will not receive from the Fund assets or the Distributor’s or an affiliate’s resources any commission payments, service fees (including sub-transfer agent and networking fees), or distribution fees (including Rule 12b-1 fees) directly tied to assets invested in Class R6 Shares. This restriction does not apply to fees  paid to a Financial Intermediary by an affiliate of the Distributor from its fees for retirement plan recordkeeping services.
To obtain information, see below, visit www.jpmorganfunds.com or call 1-800-480-4111.
Rule 12b–1 Fees
Each Fund described in this prospectus has adopted a Distribution Plan under Rule 12b-1 with respect to Class R2 and Class R3 Shares that allows it to pay distribution fees for the sale and distribution of these shares of the Funds. These fees are called “Rule 12b-1 fees.” Rule 12b-1 fees are paid by the Funds to the Distributor as compensation for its services and expenses in connection with the sale and distribution of Fund shares. The Distributor in turn pays all or part of these Rule 12b-1 fees to Financial Intermediaries that have agreements with the Distributor to sell shares of the Funds. The Distributor may pay Rule 12b-1 fees to its affiliates. Payments are not tied to actual expenses incurred.
The Rule 12b-1 fees (based on average daily net assets of the share class) vary by share class as follows:
November 1, 2021  |  99

Investing with J.P. Morgan Funds (continued)
Class	Rule 12b-1 Fee
Class R2	0.50%
Class R3	0.25%
Class R4	None
Class R5	None
Class R6	None
Because Rule 12b-1 fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
Service Fees
JPMDS, as shareholder servicing agent, receives an annual fee of up to the following fee (based on the average daily net assets of the applicable class of a Fund).
Class	Service Fee
Class R2	0.25%
Class R3	0.25%
Class R4	0.25%
Class R5	0.10%
Class R6	None
JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of that fee to such Financial Intermediaries for performing shareholder and administrative services.
Networking and Sub-Transfer Agency Fees
JPMDS, as shareholder servicing agent, has entered into agreements with Financial Intermediaries pursuant to which the Financial Intermediary is paid for services such as networking or sub-transfer agency (collectively, the “Sub-TA Agreements”). Sub-TA Agreement payments are generally based on either (1) a percentage of the average daily net assets of clients serviced by such Financial Intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) a per account fee based on the number of accounts serviced by such Financial Intermediary. Sub-TA Agreement payments are in addition to, rather than in lieu of, Rule 12b-1 fees the Financial Intermediary may also be receiving pursuant to agreements with the Distributor for classes with Rule 12b-1 fees. Payments to Financial Intermediaries for sub-transfer agency services will be made by JPMDS, as shareholder servicing agent, from the service fee. From time to time, JPMIM or its affiliates may pay a portion of the sub-transfer agency fees at its or their own expense and out of its or their legitimate profits.
Purchasing Fund Shares
You may purchase shares directly from the J.P. Morgan Funds through the Distributor or through your Financial Intermediary.
Purchase and redemption orders will be accepted only on days that J.P. Morgan Funds are open for business. The Funds are open for business on each day the NYSE is open for trading. The NYSE is closed for trading on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. A purchase or redemption order received by the Funds prior to the close of regular trading on the NYSE (normally 4:00 p.m. ET) (“Fund Close”), on a day the Funds are open for business, will be effected at that day’s NAV. The Funds will not treat an intraday unscheduled disruption or closure in NYSE trading as a closure of the NYSE and will calculate NAV as of 4:00 p.m. ET, if the particular disruption or closure directly affects only the NYSE. An order received after the Fund Close will generally be effected at the NAV determined on the next business day. However, orders received by Financial Intermediaries on a business day prior to the Fund Close and communicated to the Funds prior to such time as agreed upon by the Funds and the Financial Intermediary will be effected at the NAV determined on the business day the order was received by the Financial Intermediary.
A purchase order must be supported by all appropriate documentation and information in the proper form. The Funds may refuse to honor incomplete purchase orders.
Share ownership is electronically recorded; therefore, no certificate will be issued. A shareholder who purchases shares of a Fund that accrues dividends daily will not accrue a dividend on the day of the purchase.
100  |  JPMorgan SmartRetirement Funds

If you purchase shares through your Financial Intermediary, contact your investment representative for its requirements and procedures. If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order to the Fund. Your Financial Intermediary may have an earlier cut-off time for purchase orders.
If you purchase shares directly with the Funds, see the information below.
HOW TO PURCHASE DIRECTLY WITH THE J.P. MORGAN FUNDS
Opening a New Account	Purchasing into an Existing Account
By Phone or Online

1-800-480-4111
Shareholder Services representatives
are available Monday through Friday
from 8:00 am to 6:00 pm ET.

www.jpmorganfunds.com
Note: Certain account types are not
available for online account access.
Please call for additional information.

A new account may not be opened by
phone or online.

A new fund position can be added to an
existing account by phone or online if
you have bank information on file. The
minimum initial investment
requirement must be met.

You must already have bank
information on file. If we do not have
bank information on file, you must
submit written instructions. Please call
for instructions on how to add bank
information to your account.

By Mail

Regular mailing address:
J.P. Morgan Funds Services
P.O. Box 219143
Kansas City, MO 64121-9143

Overnight mailing address:
J.P. Morgan Funds Services
430 W 7th Street, Suite 219143
Kansas City, MO 64105-1407
Mail the completed and signed application with a check to our Regular or Overnight mailing address. Refer to the Additional Information Regarding Purchases section.	Please mail your check and include your name, the Fund name, and your fund account number.
All checks must be made payable to one of the following:
•J.P. Morgan Funds; or
•The specific Fund in which you are investing.

Please include your existing account number, if applicable.

All checks must be in U.S. dollars. The J.P. Morgan Funds do not accept credit cards, cash, starter checks, money orders or credit card checks. The Funds and/or the
Distributor reserve the right to refuse “third-party” checks and checks drawn on non-
U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to J.P.
Morgan Funds or a Fund are considered third-party checks.

By Wire[1]

1-800-480-4111

Wire Instructions:
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169

Attn: J.P. Morgan Funds Services
ABA: 021 000 021
DDA: 323 125 832
FBO: Fund Name
Fund: Fund #
Account: Your Account # and
Your Account Registration
Purchase by Wire: If you choose to pay by wire, please call to notify the Fund of your purchase. You must also initiate the wire with your financial institution.	Purchase by Wire: If you choose to pay by wire, please call to notify the Fund of your purchase. You must also initiate the wire with your financial institution.
1
The Funds currently do not charge for these services, but may impose a charge in the future. However, your bank may impose a charge for debiting your bank account.
November 1, 2021  |  101

Investing with J.P. Morgan Funds (continued)
Transactions by phone, fax or the Internet
You may access your account and conduct certain transactions using phone, fax or the J.P. Morgan Funds website. Phone conversations are recorded. The J.P. Morgan Funds and their agents use reasonable procedures to verify the identity of the shareholder. If these procedures are followed, the J.P. Morgan Funds and their agents are not liable for any losses, liability, cost or expenses (including attorney fees) that may occur from acting on unauthorized or fraudulent instructions. Therefore please take precautions to protect your account information and immediately review account statements or other information provided to you. In addition, a confirmation is sent promptly after a transaction. Please review it carefully and contact J.P. Morgan Funds Services or your Financial Intermediary immediately about any transaction you believe to be unauthorized. You may revoke your right to make purchases over the phone or by mailing written instructions to us.
You may not always reach J.P. Morgan Funds Services by phone or online. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the ability to purchase or redeem shares online or by phone without notice.
Additional Information Regarding Purchases
Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual), and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The J.P. Morgan Funds cannot waive these requirements. A Fund is required by law to reject your Account Application if the required identifying information is not provided.
We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received.
Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Funds and/or the Distributor reserve the right to close your account at the current day’s NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed, less any applicable fees.
Purchases by wire may be canceled if J.P. Morgan Funds Services does not receive payment by 4:00 p.m. ET on the settlement date. You will be responsible for any expenses and/or losses to the Funds.
Exchanging Fund Shares
An exchange is selling shares of one J.P. Morgan Fund and taking the proceeds to simultaneously purchase shares of another J.P. Morgan Fund. Before making an exchange request, you should read the prospectus of the J.P. Morgan Fund whose shares you would like to purchase by exchange. You can obtain a prospectus for any J.P. Morgan Fund by contacting your Financial Intermediary, by visiting www.jpmorganfunds.com, or by calling 1-800-480-4111.
102  |  JPMorgan SmartRetirement Funds

EXCHANGE PRIVILEGES
Class R2 Shares of a Fund may be exchanged for:
•Class R2 Shares of another J.P. Morgan Fund,
•Another share class of the same Fund if you are eligible to purchase that class.
Class R3 Shares of a Fund may be exchanged for:
•Class R3 Shares of another J.P. Morgan Fund,
•Another share class of the same Fund if you are eligible to purchase that class.
Class R4 Shares of a Fund may be exchanged for:
•Class R4 Shares of another J.P. Morgan Fund,
•Another share class of the same Fund if you are eligible to purchase that class.
Class R5 Shares of a Fund may be exchanged for:
•Class R5 Shares of another J.P. Morgan Fund,
•Another share class of the same Fund if you are eligible to purchase that class.
Class R6 Shares of a Fund may be exchanged for:
•Class R6 Shares of another J.P. Morgan Fund,
•Another share class of the same Fund if you are eligible to purchase that class.
The following rules and procedures apply to exchanges:
•
All exchanges are subject to meeting any investment minimum or eligibility requirements of the new Fund and class.
•
The J.P. Morgan Funds will provide 60 days’ written notice of any termination of or material change to your exchange privilege.
•
All exchanges are based upon the net asset value that is next calculated after the Fund receives your order, provided the exchange out of one Fund must occur before the exchange into the other Fund.
•
In order for an exchange to take place on the date that the order is submitted, the order must be received prior to the close of both the Fund that you wish to exchange into and the Fund that you wish to exchange out of, otherwise, the exchange will occur on the following business day on which both Funds are open.
•
A shareholder that exchanges into shares of a Fund that accrues dividends daily, including a money market fund, will not accrue a dividend on the day of the exchange. A shareholder that exchanges out of shares of a Fund that accrues a daily dividend will accrue a dividend on the day of the exchange.
•
The exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore, to prevent disruptions in the management of J.P. Morgan Funds, certain J.P. Morgan Funds limit excessive exchange activity as described in the “Frequent Trading Policy” section. Your exchange privilege will be limited or revoked if the exchange activity is considered excessive. In addition, any J.P. Morgan Fund may reject any exchange request for any reason, including if it is not in the best interests of the Fund and/or its shareholders to accept the exchange.
Following an exchange, the fees and expenses of the new share class may be higher than those of the class you previously held. You should carefully review the prospectus for the new share class, including information on the fees, expenses and exchange features of the new share class, or contact your Financial Intermediary for more information.
Tax Consequences on Exchanges
Generally, an exchange between J.P. Morgan Funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes. An exchange between classes of shares of the same Fund is generally not taxable for federal income tax purposes. You should talk to your tax advisor before making an exchange.
Redeeming Fund Shares
If you sell shares through your Financial Intermediary, contact your investment representative for its requirements and procedures. If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your redemption order to the Fund. Your Financial Intermediary may have an earlier cut-off time for redemption orders.
If you sell shares directly with a Fund, see the information below.
Your redemption proceeds may be mailed to you at your address of record1 or wired to a pre-existing bank account on file.
November 1, 2021  |  103

Investing with J.P. Morgan Funds (continued)
HOW TO REDEEM
By Phone or Online Note: Certain account types are not available for online account access. Please call for additional information.	Call us at 1-800-480-4111 Shareholder Services representatives are available Monday through Friday from 8:00 am to 6:00 pm ET. www.jpmorganfunds.com
By Mail
Regular mailing address:
J.P. Morgan Funds Services
P.O. Box 219143
Kansas City, MO 64121-9143

Overnight mailing address:
J.P. Morgan Funds Services
430 W 7th Street, Suite 219143
Kansas City, MO 64105-1407

1
You cannot request a redemption by check to be sent to an address updated within 15 days.
You may redeem some or all of your shares on any day that the Funds are open for business. You will not be permitted to enter a redemption order for shares purchased directly through J.P. Morgan Funds Services by check for five business days following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check has cleared (sometimes referred to as uncollected shares).
If a Fund or Financial Intermediary receives your redemption order before the close of the NYSE (normally 4 p.m. ET or before 4:00 p.m. ET, if the NYSE closes before 4:00 p.m. ET), you will receive the NAV per share calculated after your redemption order is received in good order (meaning that it includes the information required by, and complies with security requirements implemented by, the Fund’s transfer agent or the Fund), minus the amount of any applicable fees. Your Financial Intermediary may have an earlier cut-off time for redemption orders and may charge a fee to process redemption of shares. A shareholder that redeems out of shares of a Fund that accrues a daily dividend will accrue a dividend on the day of the redemption.
All redemption requests must be supported by valid identity authentication, the appropriate documentation (if applicable) and any necessary information in good order. Additional information may be required depending on the situation.
For accounts held directly with the Funds, the length of time that the Funds typically expect to pay redemption proceeds depends on whether payment is made by wire or check. The Funds typically expect to make payments of redemption proceeds by wire on the next business day following receipt of the redemption order by the Funds. For payment by check, the Funds typically expect to mail the check on the next business day following receipt of the redemption order by the Funds.
For accounts held through Financial Intermediaries, the length of time that the Funds typically expect to pay redemption proceeds depends on the method of payment and the agreement between the Financial Intermediary and the Funds. For redemption proceeds that are paid directly to you by the Fund, the Fund typically expects to make payments by wire or by mailing a check on the next business day following the Fund’s receipt of a redemption order from the Financial Intermediary. For payments that are made to your Financial Intermediary for transmittal to you, the Funds expect to pay redemption proceeds to the Financial Intermediary within 1 to 3 business days following the Fund’s receipt of the redemption order from the Financial Intermediary.
Payment of redemption proceeds may take longer than the time a Fund typically expects and may take up to seven days as permitted by the Investment Company Act of 1940.
Transactions by phone, fax or the Internet
You may access your account and conduct certain transactions using phone, fax or the J.P. Morgan Funds website. Phone conversations are recorded. The J.P. Morgan Funds and their agents use reasonable procedures to verify the identity of the shareholder. If these procedures are followed, the J.P. Morgan Funds and their agents are not liable for any losses, liability, cost or expenses (including attorney fees) that may occur from acting on unauthorized or fraudulent instructions. Therefore please take precautions to protect your account information and immediately review account statements or other information provided to you. In addition, a confirmation is sent promptly after a transaction. Please review it carefully and contact J.P. Morgan Funds Services or your Financial Intermediary immediately about any transaction you believe to be unauthorized. You may revoke your right to make redemptions over the phone or by mailing written instructions to us.
104  |  JPMorgan SmartRetirement Funds

You may not always reach J.P. Morgan Funds Services by phone or online. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the ability to purchase or redeem shares online or by phone without notice.
Additional Information Regarding Redemptions
Medallion signature guarantees may be required if:
•
You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or
•
You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.
The Fund may refuse to honor incomplete redemption orders.
The Fund may suspend your ability to redeem when:
1.
Trading on the NYSE is restricted;
2.
The NYSE is closed (other than weekend and holiday closings);
3.
Federal securities laws permit;
4.
The SEC has permitted a suspension; or
5.
An emergency exists, as determined by the SEC.
You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.
Generally, all redemptions will be for cash. The J.P. Morgan Funds typically expect to satisfy redemption requests by selling portfolio assets or by using holdings of cash or cash equivalents. On a less regular basis, the Funds may also satisfy redemption requests by borrowing from another Fund, by drawing on a line of credit from a bank, or using other short-term borrowings from its custodian. These methods may be used during both normal and stressed market conditions. In addition to paying redemption proceeds in cash, if you redeem shares worth $250,000 or more, the J.P. Morgan Funds reserve the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders. If you receive a redemption in-kind, securities received by you may be subject to market risk and you could incur taxable gains and brokerage or other charges in converting the securities to cash. While the J.P. Morgan Funds do not routinely use redemptions in-kind, the Funds reserve the right to use redemptions in-kind to manage the impact of large redemptions on the Funds. Redemption in-kind proceeds will typically be made by delivering a pro-rata amount of a Fund’s holdings that are readily marketable securities to the redeeming shareholder within seven days after the Fund’s receipt of the redemption order.
The Funds and their service providers may temporarily hold redemption proceeds from accounts maintained directly with the Funds if there is a reasonable belief that financial exploitation of a Specified Adult has occurred, is occurring, has been attempted, or will be attempted. For purposes of this paragraph, the term “Specified Adult” refers to an individual who is (A) a natural person age 65 and older; or (B) a natural person age 18 and older who the member reasonably believes has a mental or physical impairment that renders the individual unable to protect his or her own interests.
Minimum Account Balance
If your account value falls below the required minimum balance, that Fund and/or the Distributor reserve the right to redeem all of the remaining shares in your account and close your account. Before this action is taken, you will be given 60 days advance written notice in order to provide you with time to increase your account balance to the required minimum, by purchasing sufficient shares, in accordance with the terms of this prospectus.
Closings, Reorganizations and Liquidations
To the extent authorized by law, each Fund reserves the right to discontinue offering shares at any time, to merge or reorganize itself or a share class, or to cease operations and liquidate at any time.
Additional information that applies to all limited offerings:
If all shares of a Fund in an existing shareholder’s account are voluntarily redeemed or involuntarily redeemed (due to instances when a shareholder does not meet aggregate account balance minimums), then the shareholder’s account will be closed. Such former Fund shareholders will not be able to buy additional Fund shares or reopen their accounts in the Fund unless a former
November 1, 2021  |  105

Investing with J.P. Morgan Funds (continued)
shareholder makes his or her repurchase within 90 days of the redemption. However, these repurchase restrictions do not apply to Group Retirement Plans that are eligible to continue to invest under the limited offering, as described above. If shares are purchased through a Financial Intermediary, contact your investment representative for their requirements and procedures.
If a Fund receives a purchase order directly from an investor who is not eligible to purchase shares of the Fund, after the limited offering dates outlined above, J.P. Morgan Funds Services will attempt to contact the investor to determine whether he or she would like to purchase shares of another Fund or would prefer that the investment be refunded. If J.P. Morgan Funds Services cannot contact the investor within 30 days, the entire investment will be refunded.
The Funds reserve the right to change these policies at any time.
Frequent Trading Policy
J.P. Morgan Funds do not authorize market timing and, except for the Funds identified below, use reasonable methods to identify market timers and to prevent such activity. However, there can be no assurance that these methods will prevent market timing or other trading that may be deemed abusive. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. Although market timing may affect any Fund, these risks may be higher for Funds that invest significantly in non-U.S. securities or thinly traded securities (e.g., certain small cap securities), such as international, global or emerging market funds or small cap funds. For example, when a Fund invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE, market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the Fund calculates its net asset value.
J.P. Morgan Funds or the Distributor will prohibit any purchase order (including exchanges) with respect to one investor, a related group of investors or their agent(s) where they detect a pattern of either purchases and sales of one of the J.P. Morgan Funds, or exchanges between or among J.P. Morgan Funds, that indicates market timing or trading that they determine is abusive.
Although J.P. Morgan Funds use a variety of methods to detect and deter market timing, there is no assurance that the Funds’ own operational systems and procedures will identify and eliminate all market timing strategies. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Funds with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Funds. While the Funds seek to monitor for market timing activities in omnibus accounts, the netting effect limits the Funds’ ability to locate and eliminate individual market timers. As a result, the Funds are often dependent upon Financial Intermediaries who utilize their own policies and procedures to identify market timers. These policies and procedures may be different than those utilized by the Funds.
The Boards of J.P. Morgan Funds have adopted various policies and procedures to identify market timers, including reviewing “round trips” in and out of J.P. Morgan Funds by investors. A “round trip” includes a purchase or exchange into a Fund followed or preceded by a redemption or exchange out of the same Fund. If the Distributor detects that you have completed two round trips within 60 days in the same Fund, the Distributor will reject your purchase and exchange orders for a period of at least 90 days. For subsequent violations, the Distributor may, in its sole discretion, reject your purchase and exchange orders temporarily or permanently. In identifying market timers, the Distributor may also consider activity of accounts that it believes to be under common ownership or control.
J.P. Morgan Funds have attempted to put safeguards in place to assure that Financial Intermediaries have implemented procedures designed to deter market timing and abusive trading. Despite these safeguards, there is no assurance that the Funds will be able to effectively identify and eliminate market timing and abusive trading in the Funds particularly with respect to omnibus accounts.
J.P. Morgan Funds will seek to apply the Funds’ market timing policies and restrictions as uniformly as practicable to accounts with the Funds, except with respect to the following:
1.
Trades that occur through omnibus accounts at Financial Intermediaries as described above;
2.
Purchases, redemptions and exchanges made on a systematic basis;
3.
Automatic reinvestments of dividends and distributions;
4.
Purchases, redemptions or exchanges that are part of a rebalancing program, such as a wrap, advisory or bona fide asset allocation program, which includes investment models developed and maintained by a financial intermediary;
5.
Redemptions of shares to pay fund or account fees;
6.
Transactions initiated by the trustee or adviser to a donor-advised charitable gift fund;
106  |  JPMorgan SmartRetirement Funds

7.
Transactions in Section 529 college savings plans;
8.
Transactions in Fund of Fund Products; and
9.
Transactions within a Retirement account such as:
•
Shares redeemed to return an excess contribution;
•
Transactions initiated by sponsors of group employee benefit plans or other related accounts;
•
Retirement plan contributions, loans, distributions, and hardship withdrawals;
•
IRA re-characterizations and conversions; and
•
IRA purchases of shares by asset transfer or direct rollover.
In addition to rejecting purchases in connection with suspected market timing activities, the Distributor can reject a purchase (including purchases for the Funds listed below) for any reason, including purchases that it does not think are in the best interests of a Fund and/or its shareholders or if it determines the trading to be abusive. Your Financial Intermediary may also have additional procedures for identifying market timers and rejecting or otherwise restricting purchases and/or exchanges.
Certain J.P. Morgan Funds are intended for short-term investment horizons and do not monitor for market timers or prohibit such short-term trading activity. Those Funds are the JPMorgan Short Duration Bond Fund, JPMorgan Short Duration Core Plus Fund, JPMorgan Short-Intermediate Municipal Bond Fund, JPMorgan Limited Duration Bond Fund, JPMorgan Managed Income Fund, JPMorgan Ultra-Short Municipal Fund and the J.P. Morgan Money Market Funds. Although these Funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.
Valuation
Shares are purchased at NAV per share. This is also known as the offering price. Shares are also redeemed at NAV. The NAV of each class within a Fund varies, primarily because each class has different class-specific expenses such as distribution and service fees.
The NAV per share of a class of a Fund is equal to the value of all the assets attributable to that class, minus the liabilities attributable to that class, divided by the number of outstanding shares of that class. The following is a summary of the procedures generally used to value J.P. Morgan Funds’ investments.
Securities for which market quotations are readily available are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available; market quotations are determined not to be reliable; or, their value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before a Fund’s NAV is calculated, may be valued at fair value in accordance with policies and procedures adopted by the J.P. Morgan Funds’ Board of Trustees. Fair value represents a good faith determination of the value of a security or other asset based upon specifically applied procedures. Fair valuation may require subjective determinations. There can be no assurance that the fair value of an asset is the price at which the asset could have been sold during the period in which the particular fair value was used in determining a Fund’s NAV.
Equity securities listed on a North American, Central American, South American or Caribbean securities exchange are generally valued at the last sale price on the exchange on which the security is principally traded. Other foreign equity securities are fair valued using quotations from an independent pricing service, as applicable. The value of securities listed on the NASDAQ Stock Market, Inc. is generally the NASDAQ official closing price.
Fixed income securities are valued using prices supplied by an approved independent third party or affiliated pricing services or broker/dealers. Those prices are determined using a variety of inputs and factors as more fully described in the Statement of Additional Information.
Assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates from an approved independent pricing service as of 4:00 p.m. ET.
Shares of ETFs are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.
Options traded on U.S. securities exchanges are valued at the composite mean price, using the National Best Bid and Offer quotes.
November 1, 2021  |  107

Investing with J.P. Morgan Funds (continued)
Options traded on foreign exchanges are valued at the settled price, or if no settled price is available, at the last sale price available prior to the calculation of a Fund’s NAV and will be fair valued by applying fair value factors provided by independent pricing services, as applicable, for any options involving equity reference obligations listed on exchanges other than North American, Central American, South American or Caribbean securities exchanges.
Exchange traded futures are valued at the last sale price available prior to the calculation of a Fund’s NAV. Any futures involving equity reference obligations listed on exchanges other than North American, Central American, South American or Caribbean securities exchanges will be fair valued by applying fair value factors provided by independent pricing services, as applicable.
Non-listed over-the-counter options and futures are valued utilizing market quotations provided by approved pricing services.
Swaps and structured notes are priced generally by an approved independent third party or affiliated pricing service or at an evaluated price provided by a counterparty or broker/dealer.
Any derivatives involving equity reference obligations listed on exchanges other than North American, Central American, South American or Caribbean securities exchanges will be fair valued by applying fair value factors provided by independent pricing services, as applicable.
NAV is calculated each business day as of the close of the NYSE, which is typically 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes. The Funds will not treat an intraday unscheduled disruption or closure in NYSE trading as a closure of the NYSE and will calculate NAV as of 4:00 p.m. ET, if the particular disruption or closure directly affects only the NYSE. The price at which a purchase is effected is based on the next calculation of NAV after the order is received in proper form in accordance with this prospectus. To the extent a Fund invests in securities that are primarily listed on foreign exchanges or other markets that trade on weekends or other days when a Fund does not price its shares, the value of a Fund’s shares may change on days when you will not be able to purchase or redeem your shares.
Distributions and Taxes
Each Fund has elected to be treated and intends to qualify each taxable year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. Each Fund’s failure to qualify as a regulated investment company would result in corporate-level taxation and, consequently, a reduction in income available for distribution to shareholders.
Each Fund can earn income and realize capital gain. Each Fund deducts any expenses and then pays out the earnings, if any, to shareholders as distributions.
Prior to January 1, 2022, dividends from net investment income were generally declared and paid at least quarterly for each Fund. Beginning January 1, 2022, dividends from net investment income will generally be declared and paid at least annually for each Fund. Each Fund will distribute its net realized capital gains, if any, at least annually. For each taxable year, each Fund will distribute substantially all of its net investment income and net realized capital gains.
You have the following options for your distributions. You may:
•
Reinvest all distributions in additional Fund shares;
•
Take distributions of net investment income in cash and reinvest distributions of net capital gain in additional shares;
•
Take distributions of net capital gain in cash and reinvest distributions of net investment income; or
•
Take all distributions in cash.
If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class without a sales charge. If you take your distributions in cash, you can choose to have a check mailed to your address of record or you can have them deposited into a pre-assigned bank account. The taxation of the dividends will not be affected whether you have them deposited into a bank account or sent by check.
Dividends of net investment income paid to a non-corporate U.S. shareholder that are properly reported as qualified dividend income generally will be taxable to such shareholder at preferential rates. The maximum individual federal income tax rate applicable to “qualified dividend income” is either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. The amount of dividend income that may be so reported by a Fund generally will be limited to the aggregate of the eligible dividends received by each Fund. In addition, a Fund must meet certain holding period and other requirements with respect to the shares on which the Fund received the eligible dividends, and the non-corporate U.S. shareholder must meet certain holding period and other requirements with respect to the Fund. The amount of a Fund’s distributions that would otherwise qualify for this favorable tax treatment may be reduced as a result of the Fund’s securities lending activities or high portfolio turnover rate. Dividends of net investment income that are not reported as qualified dividend income and dividends of net short-term capital gain will be taxable to a U.S. shareholder as ordinary income.
108  |  JPMorgan SmartRetirement Funds

Distributions of net capital gain (that is, the excess of the net gains from the sale of investments that a Fund owned for more than one year over the net losses from investments that the Fund owned for one year or less) that are properly reported by a Fund as capital gain dividends will be taxable as long-term capital gain, regardless of how long you have held your shares in the Fund. The maximum individual federal income tax rate applicable to long-term capital gains is generally either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. Distributions of net short-term capital gain (that is, the excess of any net short-term capital gain over net long-term capital loss), if any, will be taxable to U.S. shareholders as ordinary income. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income.
An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.
If you buy shares of a Fund just before a distribution, you will be subject to tax on the entire amount of the taxable distribution you receive. Distributions are taxable to you even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the price you paid for your Fund shares). Any gain resulting from the sale or exchange of Fund shares generally will be taxable as long-term or short-term gain, depending upon how long you have held your shares.
A Fund or an underlying fund’s investment in foreign securities may be subject to foreign withholding or other taxes. In that case, the Fund’s yield on those securities would be decreased. If at least 50% of the value of a Fund’s total assets at the close of each quarter of its taxable year is represented by interests in other regulated investment companies (as is expected to be the case for each Fund), that Fund may elect to “pass through” to its shareholders the amount of foreign taxes deemed paid by that Fund. If that Fund so elects, each of its shareholders would be required to include in gross income, even though not actually received, its pro rata share of the foreign taxes deemed paid by that Fund, but would be treated as having paid its pro rata share of such foreign taxes and would therefore be allowed to either deduct such amounts in computing taxable income or use such amounts (subject to various limitations) as a foreign tax credit against federal income tax (but not both). In addition, a Fund or an underlying fund’s investment in certain foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of Fund distributions.

A Fund or an underlying fund’s investments in certain debt obligations, mortgage-backed securities, asset-backed securities and derivative instruments may require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to liquidate other investments in its portfolio that it otherwise would have continued to hold, including when it is not advantageous to do so. A Fund or an underlying fund’s investment in REIT securities also may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes such amounts, such distributions could constitute a return of capital to Fund shareholders for federal income tax purposes.

A Fund or an underlying fund’s transactions in futures contracts, short sales, swaps and other derivatives will be subject to special tax rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. A Fund or an underlying fund’s use of these types of transactions may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions.

An increase in the principal amount of an inflation-linked security will be original issue discount which is taxable as ordinary income and is required to be distributed, even though the Fund will not receive the principal, including any increases thereto, until maturity. A Fund’s use of a Fund-of-Funds structure could affect the amount, timing and character of distributions from the Fund, and therefore, may increase the amount of taxes payable by shareholders. See “Distributions and Tax Matters — Investments in Other Funds” in the Statement of Additional Information.
Please see the Statement of Additional Information for additional discussion of the tax consequences of the above-described and other investments to each Fund and its shareholders.
The dates on which net investment income and capital gain dividends, if any, will be distributed are available online at www.jpmorganfunds.com.
Early in each calendar year, each Fund will send you a notice showing the amount of distributions you received during the preceding calendar year and the tax status of those distributions.
The Funds are not intended for foreign shareholders. Any foreign shareholders would generally be subject to U.S. tax-withholding on distributions by the Funds, as discussed in the Statement of Additional Information.
November 1, 2021  |  109

Investing with J.P. Morgan Funds (continued)
Distributions by a Fund to retirement plans and other entities that qualify for tax-exempt or tax-deferred treatment under federal income tax laws will generally not be taxable. Special tax rules apply to investments through such plans. The tax considerations described in this section do not apply to such tax-exempt or tax-deferred entities or accounts. You should consult your tax advisor to determine the suitability of a Fund as an investment and the tax treatment of distributions.
Any investor for whom a Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.
The above is a general summary of tax implications of investing in the Funds. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in a Fund and, for individuals and S corporations, selection of a particular cost method of accounting will affect your own tax situation.
 IMPORTANT TAX REPORTING CONSIDERATIONS
Your Financial Intermediary or the Fund (if you hold your shares in the Fund direct account) will report gains and losses realized on redemptions of shares for shareholders who are individuals and S corporations purchased after January 1, 2012 to the Internal Revenue Service (IRS). This information will also be reported to you on Form 1099-B and the IRS each year. In calculating the gain or loss on redemptions of shares, the average cost method will be used to determine the cost basis of Fund shares purchased after January 1, 2012 unless you instruct the Fund in writing at J.P. Morgan Funds Services, P.O. Box 219143, Kansas City, MO 64121-9143 that you want to use another available method for cost basis reporting (for example, First In, First Out (FIFO), Last In, First Out (LIFO), Specific Lot Identification (SLID) or High Cost, First Out (HIFO)). If you designate SLID as your cost basis method, you will also need to designate a secondary cost basis method (Secondary Method). If a Secondary Method is not provided, the Fund will designate FIFO as the Secondary Method and will use the Secondary Method with respect to systematic redemptions.
Not all cost basis methods are available. Please contact the Fund at J.P. Morgan Funds Services, P.O. Box 219143, Kansas City, MO 64121-9143 for more information on the available methods for cost basis reporting. To determine which available cost basis method is best for you, you should consult with your tax advisor. Please note that you will be responsible for calculating and reporting gains and losses on redemptions of shares purchased prior to January 1, 2012 to the IRS as such information will not be reported by the Fund and may not be maintained by your Financial Intermediary.
Your Financial Intermediary or the Fund (if you hold your shares in the Fund direct account) is also required to report gains and losses to the IRS in connection with redemptions of shares by S corporations. If a shareholder is a corporation and has not instructed the Fund that it is a C corporation in its account application or by written instruction to J.P. Morgan Funds Services, P.O. Box 219143, Kansas City, MO 64121-9143, the Fund will treat the shareholder as an S corporation and file a Form 1099-B.
Shareholder Statements and Reports
The J.P. Morgan Funds or your Financial Intermediary will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. The Funds will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time. J.P. Morgan Funds will charge a fee for requests for statements that are older than two years. Please retain all of your statements, as they could be needed for tax purposes.
To reduce expenses and conserve natural resources, the J.P. Morgan Funds will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or the J.P. Morgan Funds reasonably believe they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and the Fund will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.jpmorganfunds.com and sign up for electronic delivery.
If you hold your Fund shares directly, you may access your account statements at www.jpmorganfunds.com.
After each fiscal half year you will receive a financial report from the Funds. In addition, the Funds will periodically send you proxy statements and other reports.
If you have any questions or need additional information, please write to J.P. Morgan Funds Services at P.O. Box 219143, Kansas City, MO 64121-9143, call 1-800-480-4111 or visit www.jpmorganfunds.com.
110  |  JPMorgan SmartRetirement Funds

Availability of Proxy Voting Record
The Trustees for each Fund have delegated the authority to vote proxies for securities owned by the Funds to the Funds' adviser. A copy of each Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or on J.P. Morgan Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. Each Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.
Portfolio Holdings Disclosure
Each of the Funds may disclose the complete uncertified holdings list and the percentage allocations to each of the underlying funds as of the most recent month end online at www.jpmorganfunds.com, no sooner than ten calendar days after month end.

Not later than 60 days after the end of each fiscal quarter, each Fund will make available a complete schedule of its portfolio holdings as of the last day of that quarter.

In addition to providing hard copies upon request, the Funds will post these quarterly schedules on the J.P. Morgan Funds’ website at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov.

In addition, from time to time, each Fund may post portfolio holdings on the J.P. Morgan Funds’ website on a more frequent basis.
Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111. A description of each Fund’s policies and procedures with respect to the disclosure of a Fund’s portfolio holdings is available in the Statement of Additional Information.
November 1, 2021  |  111

Glossary of Common Investment Terminology
For the purpose of the “INVESTING WITH J.P. MORGAN FUNDS” section, references to “account” and “Fund” are not interchangeable. Fund refers to an individual mutual fund position. An account may be invested in a single Fund or multiple Funds.
Capital Gains Distribution — Payment to mutual fund shareholders of gains realized on securities that a Fund has sold at a profit, minus any realized losses.
Dividend Distribution — Payment to mutual fund shareholders of income from interest or dividends generated by a Fund’s investments.
Financial Intermediaries — Include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with the Distributor and/or shareholder servicing agent. Shares purchased this way will typically be held for you by the Financial Intermediary.
Group Retirement Plans — Refers to employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans. To satisfy eligibility requirements, the plan must be a group plan (more than one participant), the shares cannot be held in a commission-based brokerage account and
•
Shares must be held at a plan level or
•
Shares must be held at the Fund level through an omnibus account of a retirement plan recordkeeper.
Group Retirement Plans include group employer-sponsored 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, retiree health benefit plans, group annuity separate accounts offered to retirement plans and non-qualified deferred compensation plans. Group Retirement Plans do not include traditional IRAs, Roth IRAs, Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, KEOGHs, individual 401(k) or individual 403(b) plans.
Medallion Signature Guarantee — A special stamp used to verify the authenticity of certain documents. It is a guarantee by a financial institution that the signature is genuine and the financial institution accepts liability for any forgery. Medallion signature guarantees protect shareholders by preventing unauthorized transfer of assets that could result in monetary losses to the investor due to fraud. Medallion guarantee stamps can be obtained at many bank branches or brokerage firms.
Uncollected Shares — Shares purchased directly through J.P. Morgan Funds Services by check are not available for redemption for up to five business days following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check has cleared.
Wire — Refers to the method used for payment or redemptions. While J.P. Morgan Funds does not charge to send a wire, your bank may charge a fee for this service.
112  |  JPMorgan SmartRetirement Funds

Management of the Funds
The Adviser, Administrator and Distributor
JPMIM acts as the investment adviser to the Funds and makes the day-to-day investment decisions for the Funds. In rendering investment advisory services to certain Funds, JPMIM uses the portfolio management, research and other resources of a foreign (non-U.S.) affiliate of JPMIM and may provide services to a Fund through a “participating affiliate” arrangement, as that term is used in relief granted by the staff of the SEC. Under this relief, U.S. registered investment advisers are allowed to use portfolio management or research resources of advisory affiliates subject to the regulatory supervision of the registered investment adviser. JPMIM is located at 383 Madison Avenue, New York, NY 10179. JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase, a bank holding company.
JPMIM (the Administrator) (1111 Polaris Parkway, Columbus, Ohio 43240) provides administration services and oversees the Funds’ other service providers. The Administrator does not receive a separate fee for services to the JPMorgan SmartRetirement Funds but does receive fees for its services to the underlying funds. The Administrator is an indirect, wholly-owned subsidiary of JPMorgan Chase.
JPMorgan Distribution Services, Inc. (the Distributor or JPMDS) (1111 Polaris Parkway, Columbus, Ohio 43240) is the distributor for the Funds. The Distributor is a direct, wholly-owned subsidiary of JPMorgan Chase.
A discussion of the basis the Board of Trustees used in approving the investment advisory agreement for each Fund is included in the Funds’ semi-annual report for the six-month period ended December 31.
Advisory Fees
JPMIM does not charge an investment advisory fee for its services to the Funds, although it and its affiliates receive investment advisory fees from the underlying funds.
Additional Compensation to Financial Intermediaries
JPMIM, JPMDS, and from time to time, other affiliates of JPMorgan Chase, may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries who sell shares of the J.P. Morgan Funds. For this purpose, Financial Intermediaries include investment advisers, financial advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase that have entered into an agreement with JPMDS. These additional cash payments are payments over and above any sales charges (including Rule 12b-1 fees) and service fees, (including sub-transfer agency and/or networking fees) that are paid to such Financial Intermediaries, as described elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries, that provide shareholder, sub-transfer agency or administrative services, or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the J.P. Morgan Funds on a sales list, including a preferred or select sales list, or other sales programs and/or for training and educating a Financial Intermediary’s employees. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to J.P. Morgan Fund shareholders. JPMIM and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the J.P. Morgan Fund and the dollar amount of shares sold. Such additional compensation may provide such Financial Intermediaries with an incentive to favor sales of shares of the J.P. Morgan Funds over other investment options they make available to their customers. See the Statement of Additional Information for more information.
The Fund Managers
The Funds are managed by JPMIM’s Multi-Asset Solutions Team. The members of the Multi-Asset Solutions Team responsible for management and oversight of the Funds are Daniel Oldroyd, Silvia Trillo and Jeffrey A. Geller. In their capacity as portfolio managers, Mr. Oldroyd, Ms. Trillo, Mr. Geller and the team of investment professionals manage the portfolio construction, investment strategy selection and tactical asset allocation processes for each Fund. Mr. Oldroyd, Managing Director, is the Head of Target Date Strategies for JPMIM and is a CFA and CAIA charterholder. An employee of JPMIM since 2000, Mr. Oldroyd has been a portfolio manager of the Funds since 2010. Ms. Trillo, Managing Director, has been an employee of JPMIM and a member of Multi-Asset Solutions since 2011 and a portfolio manager of the Funds since 2019. As CIO for the Americas of MAS and an employee of JPMIM since 2006, Mr. Geller, Managing Director, has had investment oversight responsibility for the Funds since 2008.
JPMIM serves as the Adviser and certain affiliates serve as sub-advisers, to the underlying funds, for which they receive a fee.
The Statement of Additional Information provides additional information about the portfolio managers’ compensation, the other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Funds.
November 1, 2021  |  113

Financial Highlights
The Financial Highlights tables are intended to help you understand a Fund’s financial performance for the past five fiscal years or the periods of a Fund’s operations, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). The information below has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds’ financial statements are included in the Funds’ annual report, which is available on request.
Because each Fund invests in other funds, the Total Annual Operating Expenses included in the Fee Table will not correlate to the ratio of expenses to average net assets in the financial highlights below.
		Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® Income Fund
Class R2
Year Ended June 30, 2021	$16.17	$0.23	$2.12	$2.35	$(0.29)	$(0.41)	$(0.70)
Year Ended June 30, 2020	18.11	0.35	0.08	0.43	(0.35)	(2.02)	(2.37)
Year Ended June 30, 2019	18.15	0.39	0.50	0.89	(0.43)	(0.50)	(0.93)
Year Ended June 30, 2018	18.10	0.30	0.34	0.64	(0.32)	(0.27)	(0.59)
Year Ended June 30, 2017	17.26	0.34(h)	0.83	1.17	(0.33)	—	(0.33)
Class R3
Year Ended June 30, 2021	16.14	0.28	2.11	2.39	(0.34)	(0.41)	(0.75)
Year Ended June 30, 2020	18.08	0.38	0.10	0.48	(0.40)	(2.02)	(2.42)
Year Ended June 30, 2019	18.13	0.45	0.48	0.93	(0.48)	(0.50)	(0.98)
Year Ended June 30, 2018	18.10	0.38	0.31	0.69	(0.39)	(0.27)	(0.66)
September 9, 2016 (i) through June 30, 2017	17.56	0.35(h)	0.58	0.93	(0.39)	—	(0.39)
Class R4
Year Ended June 30, 2021	16.21	0.31	2.15	2.46	(0.37)	(0.41)	(0.78)
Year Ended June 30, 2020	18.15	0.43	0.09	0.52	(0.44)	(2.02)	(2.46)
Year Ended June 30, 2019	18.19	0.48	0.50	0.98	(0.52)	(0.50)	(1.02)
Year Ended June 30, 2018	18.17	0.50	0.23	0.73	(0.44)	(0.27)	(0.71)
September 9, 2016 (i) through June 30, 2017	17.59	0.33(h)	0.64	0.97	(0.39)	—	(0.39)
Class R5
Year Ended June 30, 2021	16.28	0.35	2.13	2.48	(0.41)	(0.41)	(0.82)
Year Ended June 30, 2020	18.21	0.46	0.10	0.56	(0.47)	(2.02)	(2.49)
Year Ended June 30, 2019	18.25	0.50	0.51	1.01	(0.55)	(0.50)	(1.05)
Year Ended June 30, 2018	18.20	0.42	0.35	0.77	(0.45)	(0.27)	(0.72)
Year Ended June 30, 2017	17.36	0.43(h)	0.83	1.26	(0.42)	—	(0.42)
Class R6
Year Ended June 30, 2021	16.28	0.36	2.14	2.50	(0.43)	(0.41)	(0.84)
Year Ended June 30, 2020	18.21	0.47	0.10	0.57	(0.48)	(2.02)	(2.50)
Year Ended June 30, 2019	18.25	0.53	0.50	1.03	(0.57)	(0.50)	(1.07)
Year Ended June 30, 2018	18.20	0.45	0.34	0.79	(0.47)	(0.27)	(0.74)
Year Ended June 30, 2017	17.36	0.47(h)	0.80	1.27	(0.43)	—	(0.43)
(a)
Annualized for periods less than one year, unless otherwise noted.
(b)
Net investment income (loss) is affected by timing of distributions from Underlying Funds.
(c)
Calculated based upon average shares outstanding.
(d)
Not annualized for periods less than one year.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(f)
Does not include expenses of Underlying Funds.
(g)
Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(h)
Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(i)
Commencement of offering of class of shares.
114  |  JPMorgan SmartRetirement Funds

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (d)(e)	Net assets, end of period (000’s)	Net expenses (f)(g)	Net investment income (loss) (b)	Expenses without waivers, reimbursements and earnings credits (f)	Portfolio turnover rate (d)

$17.82	14.74%	$73,969	0.75%	1.34%	0.78%	32%
16.17	2.29	96,609	0.75	2.03	0.77	44
18.11	5.24	135,758	0.75	2.17	0.77	22
18.15	3.55	188,266	0.75	1.62	0.77	23
18.10	6.82	229,706	0.59	1.90(h)	0.84	21

17.78	15.01	15,618	0.50	1.60	0.52	32
16.14	2.57	21,053	0.50	2.26	0.52	44
18.08	5.51	20,882	0.50	2.51	0.52	22
18.13	3.80	13,282	0.50	2.06	0.53	23
18.10	5.35	2,508	0.50	2.41(h)	0.58	21

17.89	15.38	5,349	0.25	1.82	0.27	32
16.21	2.81	16,424	0.25	2.50	0.27	44
18.15	5.78	18,329	0.25	2.70	0.26	22
18.19	4.00	17,266	0.25	2.71	0.37	23
18.17	5.61	21	0.25	2.28(h)	0.35	21

17.94	15.47	549,434	0.10	1.99	0.12	32
16.28	3.01	663,490	0.10	2.66	0.12	44
18.21	5.91	937,765	0.10	2.80	0.12	22
18.25	4.21	1,273,234	0.10	2.25	0.11	23
18.20	7.32	1,883,558	0.09	2.40(h)	0.15	21

17.94	15.59	734,126	0.00	2.08	0.02	32
16.28	3.12	852,524	0.00	2.77	0.02	44
18.21	6.02	902,534	0.00	2.95	0.02	22
18.25	4.32	853,005	0.00	2.44	0.01	23
18.20	7.42	476,563	0.00	2.63(h)	0.01	21
November 1, 2021  |  115

Financial Highlights (continued)

		Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® 2020 Fund
Class R2
Year Ended June 30, 2021	$17.08	$0.24	$2.37	$2.61	$(0.31)	$(0.48)	$(0.79)
Year Ended June 30, 2020	19.19	0.36	0.13	0.49	(0.37)	(2.23)	(2.60)
Year Ended June 30, 2019	19.29	0.39	0.55	0.94	(0.45)	(0.59)	(1.04)
Year Ended June 30, 2018	19.09	0.31	0.62	0.93	(0.34)	(0.39)	(0.73)
Year Ended June 30, 2017	17.90	0.32(h)	1.31	1.63	(0.34)	(0.10)	(0.44)
Class R3
Year Ended June 30, 2021	17.06	0.29	2.36	2.65	(0.36)	(0.48)	(0.84)
Year Ended June 30, 2020	19.17	0.41	0.13	0.54	(0.42)	(2.23)	(2.65)
Year Ended June 30, 2019	19.29	0.46	0.52	0.98	(0.51)	(0.59)	(1.10)
Year Ended June 30, 2018	19.10	0.37	0.61	0.98	(0.40)	(0.39)	(0.79)
September 9, 2016 (i) through June 30, 2017	18.29	0.28(h)	1.03	1.31	(0.40)	(0.10)	(0.50)
Class R4
Year Ended June 30, 2021	17.16	0.34	2.38	2.72	(0.39)	(0.48)	(0.87)
Year Ended June 30, 2020	19.28	0.45	0.12	0.57	(0.46)	(2.23)	(2.69)
Year Ended June 30, 2019	19.37	0.50	0.55	1.05	(0.55)	(0.59)	(1.14)
Year Ended June 30, 2018	19.19	0.44	0.59	1.03	(0.46)	(0.39)	(0.85)
September 9, 2016 (i) through June 30, 2017	18.35	0.35(h)	1.00	1.35	(0.41)	(0.10)	(0.51)
Class R5
Year Ended June 30, 2021	17.23	0.36	2.39	2.75	(0.43)	(0.48)	(0.91)
Year Ended June 30, 2020	19.34	0.48	0.13	0.61	(0.49)	(2.23)	(2.72)
Year Ended June 30, 2019	19.43	0.52	0.55	1.07	(0.57)	(0.59)	(1.16)
Year Ended June 30, 2018	19.22	0.43	0.64	1.07	(0.47)	(0.39)	(0.86)
Year Ended June 30, 2017	18.02	0.42(h)	1.32	1.74	(0.44)	(0.10)	(0.54)
Class R6
Year Ended June 30, 2021	17.23	0.38	2.40	2.78	(0.45)	(0.48)	(0.93)
Year Ended June 30, 2020	19.34	0.50	0.13	0.63	(0.51)	(2.23)	(2.74)
Year Ended June 30, 2019	19.44	0.55	0.53	1.08	(0.59)	(0.59)	(1.18)
Year Ended June 30, 2018	19.23	0.47	0.62	1.09	(0.49)	(0.39)	(0.88)
Year Ended June 30, 2017	18.03	0.45(h)	1.30	1.75	(0.45)	(0.10)	(0.55)
(a)
Annualized for periods less than one year, unless otherwise noted.
(b)
Net investment income (loss) is affected by timing of distributions from Underlying Funds.
(c)
Calculated based upon average shares outstanding.
(d)
Not annualized for periods less than one year.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(f)
Does not include expenses of Underlying Funds.
(g)
Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(h)
Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(i)
Commencement of offering of class of shares.
(j)
Amount rounds to less than 0.005%.
116  |  JPMorgan SmartRetirement Funds

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (d)(e)	Net assets, end of period (000’s)	Net expenses (f)(g)	Net investment income (loss) (b)	Expenses without waivers, reimbursements and earnings credits (f)	Portfolio turnover rate (d)

$18.90	15.48%	$132,238	0.75%	1.32%	0.77%	33%
17.08	2.47	164,523	0.75	2.01	0.77	45
19.19	5.27	235,222	0.75	2.08	0.77	23
19.29	4.82	336,321	0.75	1.57	0.76	23
19.09	9.24	379,082	0.60	1.75(h)	0.81	20

18.87	15.74	36,610	0.50	1.57	0.51	33
17.06	2.75	43,462	0.50	2.28	0.52	45
19.17	5.51	45,957	0.50	2.45	0.52	23
19.29	5.10	18,588	0.50	1.90	0.52	23
19.10	7.31	4,816	0.50	1.82(h)	0.54	20

19.01	16.11	10,965	0.25	1.83	0.26	33
17.16	2.94	27,376	0.25	2.48	0.26	45
19.28	5.86	39,275	0.25	2.65	0.26	23
19.37	5.31	33,799	0.25	2.26	0.29	23
19.19	7.54	27	0.25	2.35(h)	0.35	20

19.07	16.22	1,039,921	0.10	1.97	0.11	33
17.23	3.13	1,300,373	0.10	2.64	0.11	45
19.34	5.99	1,815,333	0.10	2.73	0.11	23
19.43	5.52	2,456,985	0.10	2.19	0.11	23
19.22	9.80	3,406,307	0.09	2.26(h)	0.13	20

19.08	16.40	1,294,883	0.00	2.07	0.01	33
17.23	3.23	1,515,075	0.00	2.76	0.01	45
19.34	6.04	1,648,084	0.00	2.87	0.01	23
19.44	5.63	1,508,100	0.00	2.39	0.01	23
19.23	9.90	644,742	0.00	2.39(h)	0.00 (j)	20
November 1, 2021  |  117

Financial Highlights (continued)

		Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® 2025 Fund
Class R2
Year Ended June 30, 2021	$17.27	$0.22	$3.30	$3.52	$(0.29)	$(0.49)	$(0.78)
Year Ended June 30, 2020	19.15	0.34	0.06	0.40	(0.35)	(1.93)	(2.28)
Year Ended June 30, 2019	19.11	0.35	0.60	0.95	(0.42)	(0.49)	(0.91)
Year Ended June 30, 2018	18.69	0.27	0.84	1.11	(0.31)	(0.38)	(0.69)
Year Ended June 30, 2017	17.25	0.29(h)	1.60	1.89	(0.30)	(0.15)	(0.45)
Class R3
Year Ended June 30, 2021	17.27	0.27	3.30	3.57	(0.34)	(0.49)	(0.83)
Year Ended June 30, 2020	19.16	0.39	0.05	0.44	(0.40)	(1.93)	(2.33)
Year Ended June 30, 2019	19.12	0.41	0.59	1.00	(0.47)	(0.49)	(0.96)
Year Ended June 30, 2018	18.72	0.36	0.80	1.16	(0.38)	(0.38)	(0.76)
September 9, 2016 (i) through June 30, 2017	17.69	0.23(h)	1.31	1.54	(0.36)	(0.15)	(0.51)
Class R4
Year Ended June 30, 2021	17.34	0.32	3.32	3.64	(0.38)	(0.49)	(0.87)
Year Ended June 30, 2020	19.22	0.44	0.05	0.49	(0.44)	(1.93)	(2.37)
Year Ended June 30, 2019	19.18	0.46	0.59	1.05	(0.52)	(0.49)	(1.01)
Year Ended June 30, 2018	18.78	0.45	0.75	1.20	(0.42)	(0.38)	(0.80)
September 9, 2016 (i) through June 30, 2017	17.73	0.29(h)	1.29	1.58	(0.38)	(0.15)	(0.53)
Class R5
Year Ended June 30, 2021	17.41	0.35	3.33	3.68	(0.42)	(0.49)	(0.91)
Year Ended June 30, 2020	19.29	0.46	0.06	0.52	(0.47)	(1.93)	(2.40)
Year Ended June 30, 2019	19.24	0.48	0.60	1.08	(0.54)	(0.49)	(1.03)
Year Ended June 30, 2018	18.81	0.40	0.84	1.24	(0.43)	(0.38)	(0.81)
Year Ended June 30, 2017	17.36	0.38(h)	1.61	1.99	(0.39)	(0.15)	(0.54)
Class R6
Year Ended June 30, 2021	17.41	0.37	3.33	3.70	(0.44)	(0.49)	(0.93)
Year Ended June 30, 2020	19.29	0.48	0.06	0.54	(0.49)	(1.93)	(2.42)
Year Ended June 30, 2019	19.24	0.50	0.60	1.10	(0.56)	(0.49)	(1.05)
Year Ended June 30, 2018	18.82	0.43	0.82	1.25	(0.45)	(0.38)	(0.83)
Year Ended June 30, 2017	17.36	0.41(h)	1.61	2.02	(0.41)	(0.15)	(0.56)
(a)
Annualized for periods less than one year, unless otherwise noted.
(b)
Net investment income (loss) is affected by timing of distributions from Underlying Funds.
(c)
Calculated based upon average shares outstanding.
(d)
Not annualized for periods less than one year.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(f)
Does not include expenses of Underlying Funds.
(g)
Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(h)
Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(i)
Commencement of offering of class of shares.
(j)
Amount rounds to less than 0.005%.
118  |  JPMorgan SmartRetirement Funds

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (d)(e)	Net assets, end of period (000’s)	Net expenses (f)(g)	Net investment income (loss) (b)	Expenses without waivers, reimbursements and earnings credits (f)	Portfolio turnover rate (d)

$20.01	20.68%	$192,084	0.75%	1.18%	0.77%	32%
17.27	1.86	220,376	0.75	1.90	0.77	51
19.15	5.42	282,956	0.75	1.90	0.77	24
19.11	5.89	360,270	0.75	1.39	0.76	26
18.69	11.13	384,486	0.61	1.60(h)	0.81	16

20.01	21.00	36,301	0.50	1.44	0.52	32
17.27	2.07	43,901	0.50	2.17	0.52	51
19.16	5.72	41,862	0.50	2.21	0.52	24
19.12	6.15	26,624	0.50	1.83	0.52	26
18.72	8.92	3,645	0.50	1.56(h)	0.56	16

20.11	21.32	17,587	0.25	1.69	0.26	32
17.34	2.37	39,366	0.25	2.40	0.26	51
19.22	5.95	36,267	0.25	2.47	0.26	24
19.18	6.39	23,227	0.25	2.33	0.27	26
18.78	9.09	185	0.25	1.95(h)	0.34	16

20.18	21.48	1,540,051	0.10	1.84	0.11	32
17.41	2.51	1,741,634	0.10	2.52	0.11	51
19.29	6.13	2,183,769	0.10	2.54	0.11	24
19.24	6.59	2,693,857	0.10	2.02	0.11	26
18.81	11.69	3,347,239	0.09	2.12(h)	0.13	16

20.18	21.61	2,237,064	0.00	1.94	0.01	32
17.41	2.61	2,278,065	0.00	2.64	0.01	51
19.29	6.24	2,280,809	0.00	2.68	0.01	24
19.24	6.64	1,875,060	0.00	2.20	0.01	26
18.82	11.85	796,239	0.00	2.26(h)	0.00(j)	16
November 1, 2021  |  119

Financial Highlights (continued)

		Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® 2030 Fund
Class R2
Year Ended June 30, 2021	$18.09	$0.21	$4.26	$4.47	$(0.27)	$(0.49)	$(0.76)
Year Ended June 30, 2020	20.92	0.35	(0.02)	0.33	(0.35)	(2.81)	(3.16)
Year Ended June 30, 2019	20.96	0.35	0.66	1.01	(0.42)	(0.63)	(1.05)
Year Ended June 30, 2018	20.26	0.26	1.23	1.49	(0.31)	(0.48)	(0.79)
Year Ended June 30, 2017	18.39	0.29(h)	2.04	2.33	(0.31)	(0.15)	(0.46)
Class R3
Year Ended June 30, 2021	18.10	0.26	4.26	4.52	(0.33)	(0.49)	(0.82)
Year Ended June 30, 2020	20.94	0.40	(0.03)	0.37	(0.40)	(2.81)	(3.21)
Year Ended June 30, 2019	20.98	0.42	0.66	1.08	(0.49)	(0.63)	(1.12)
Year Ended June 30, 2018	20.30	0.33	1.21	1.54	(0.38)	(0.48)	(0.86)
September 9, 2016 (i) through June 30, 2017	18.89	0.21(h)	1.72	1.93	(0.37)	(0.15)	(0.52)
Class R4
Year Ended June 30, 2021	18.18	0.31	4.29	4.60	(0.36)	(0.49)	(0.85)
Year Ended June 30, 2020	21.02	0.43	(0.01)	0.42	(0.45)	(2.81)	(3.26)
Year Ended June 30, 2019	21.05	0.46	0.67	1.13	(0.53)	(0.63)	(1.16)
Year Ended June 30, 2018	20.36	0.39	1.22	1.61	(0.44)	(0.48)	(0.92)
September 9, 2016 (i) through June 30, 2017	18.93	0.33(h)	1.64	1.97	(0.39)	(0.15)	(0.54)
Class R5
Year Ended June 30, 2021	18.28	0.34	4.32	4.66	(0.41)	(0.49)	(0.90)
Year Ended June 30, 2020	21.11	0.47	(0.01)	0.46	(0.48)	(2.81)	(3.29)
Year Ended June 30, 2019	21.14	0.49	0.67	1.16	(0.56)	(0.63)	(1.19)
Year Ended June 30, 2018	20.43	0.40	1.24	1.64	(0.45)	(0.48)	(0.93)
Year Ended June 30, 2017	18.53	0.39(h)	2.07	2.46	(0.41)	(0.15)	(0.56)
Class R6
Year Ended June 30, 2021	18.27	0.37	4.31	4.68	(0.43)	(0.49)	(0.92)
Year Ended June 30, 2020	21.11	0.49	(0.02)	0.47	(0.50)	(2.81)	(3.31)
Year Ended June 30, 2019	21.13	0.51	0.68	1.19	(0.58)	(0.63)	(1.21)
Year Ended June 30, 2018	20.42	0.43	1.23	1.66	(0.47)	(0.48)	(0.95)
Year Ended June 30, 2017	18.53	0.41(h)	2.06	2.47	(0.43)	(0.15)	(0.58)
(a)
Annualized for periods less than one year, unless otherwise noted.
(b)
Net investment income (loss) is affected by timing of distributions from Underlying Funds.
(c)
Calculated based upon average shares outstanding.
(d)
Not annualized for periods less than one year.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(f)
Does not include expenses of Underlying Funds.
(g)
Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(h)
Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(i)
Commencement of offering of class of shares.
(j)
Amount rounds to less than 0.005%.
120  |  JPMorgan SmartRetirement Funds

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (d)(e)	Net assets, end of period (000’s)	Net expenses (f)(g)	Net investment income (loss) (b)	Expenses without waivers, reimbursements and earnings credits (f)	Portfolio turnover rate (d)

$21.80	25.04%	$265,500	0.75%	1.02%	0.76%	38%
18.09	1.03	279,698	0.75	1.79	0.76	51
20.92	5.39	376,464	0.75	1.70	0.77	19
20.96	7.35	481,236	0.75	1.22	0.76	30
20.26	12.87	492,666	0.61	1.48(h)	0.82	26

21.80	25.30	73,364	0.50	1.30	0.51	38
18.10	1.25	68,796	0.50	2.06	0.51	51
20.94	5.72	65,515	0.50	2.04	0.52	19
20.98	7.57	26,714	0.50	1.54	0.52	30
20.30	10.44	5,048	0.50	1.28(h)	0.53	26

21.93	25.69	22,446	0.25	1.53	0.26	38
18.18	1.49	45,528	0.25	2.19	0.26	51
21.02	5.97	61,313	0.25	2.26	0.26	19
21.05	7.90	41,513	0.25	1.81	0.29	30
20.36	10.62	35	0.25	2.13(h)	0.35	26

22.04	25.86	1,978,329	0.10	1.68	0.11	38
18.28	1.68	1,978,378	0.10	2.41	0.11	51
21.11	6.09	2,387,637	0.10	2.36	0.11	19
21.14	8.03	2,869,583	0.10	1.86	0.11	30
20.43	13.51	3,803,505	0.09	2.01(h)	0.14	26

22.03	26.00	2,510,192	0.00	1.78	0.01	38
18.27	1.73	2,363,567	0.00	2.52	0.01	51
21.11	6.24	2,387,434	0.00	2.48	0.01	19
21.13	8.14	1,970,018	0.00	2.02	0.01	30
20.42	13.56	706,065	0.00	2.12(h)	0.00(j)	26
November 1, 2021  |  121

Financial Highlights (continued)

		Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® 2035 Fund
Class R2
Year Ended June 30, 2021	$18.70	$0.21	$5.57	$5.78	$(0.27)	$(0.64)	$(0.91)
Year Ended June 30, 2020	20.34	0.27	(0.02)	0.25	(0.29)	(1.60)	(1.89)
Year Ended June 30, 2019	20.37	0.30	0.59	0.89	(0.39)	(0.53)	(0.92)
Year Ended June 30, 2018	19.57	0.22	1.30	1.52	(0.28)	(0.44)	(0.72)
Year Ended June 30, 2017	17.54	0.26(h)	2.21	2.47	(0.28)	(0.16)	(0.44)
Class R3
Year Ended June 30, 2021	18.68	0.27	5.56	5.83	(0.33)	(0.64)	(0.97)
Year Ended June 30, 2020	20.32	0.32	(0.02)	0.30	(0.34)	(1.60)	(1.94)
Year Ended June 30, 2019	20.36	0.37	0.57	0.94	(0.45)	(0.53)	(0.98)
Year Ended June 30, 2018	19.57	0.32	1.26	1.58	(0.35)	(0.44)	(0.79)
September 9, 2016 (i) through June 30, 2017	18.04	0.18(h)	1.85	2.03	(0.34)	(0.16)	(0.50)
Class R4
Year Ended June 30, 2021	18.83	0.33	5.60	5.93	(0.37)	(0.64)	(1.01)
Year Ended June 30, 2020	20.47	0.36	(0.02)	0.34	(0.38)	(1.60)	(1.98)
Year Ended June 30, 2019	20.50	0.41	0.58	0.99	(0.49)	(0.53)	(1.02)
Year Ended June 30, 2018	19.70	0.37	1.28	1.65	(0.41)	(0.44)	(0.85)
September 9, 2016 (i) through June 30, 2017	18.13	0.31(h)	1.78	2.09	(0.36)	(0.16)	(0.52)
Class R5
Year Ended June 30, 2021	18.89	0.36	5.62	5.98	(0.42)	(0.64)	(1.06)
Year Ended June 30, 2020	20.53	0.39	(0.02)	0.37	(0.41)	(1.60)	(2.01)
Year Ended June 30, 2019	20.54	0.44	0.60	1.04	(0.52)	(0.53)	(1.05)
Year Ended June 30, 2018	19.73	0.36	1.30	1.66	(0.41)	(0.44)	(0.85)
Year Ended June 30, 2017	17.68	0.35(h)	2.24	2.59	(0.38)	(0.16)	(0.54)
Class R6
Year Ended June 30, 2021	18.89	0.38	5.62	6.00	(0.44)	(0.64)	(1.08)
Year Ended June 30, 2020	20.53	0.41	(0.02)	0.39	(0.43)	(1.60)	(2.03)
Year Ended June 30, 2019	20.55	0.46	0.59	1.05	(0.54)	(0.53)	(1.07)
Year Ended June 30, 2018	19.73	0.39	1.31	1.70	(0.44)	(0.44)	(0.88)
Year Ended June 30, 2017	17.68	0.38(h)	2.22	2.60	(0.39)	(0.16)	(0.55)
(a)
Annualized for periods less than one year, unless otherwise noted.
(b)
Net investment income (loss) is affected by timing of distributions from Underlying Funds.
(c)
Calculated based upon average shares outstanding.
(d)
Not annualized for periods less than one year.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(f)
Does not include expenses of Underlying Funds.
(g)
Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(h)
Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(i)
Commencement of offering of class of shares.
(j)
Amount rounds to less than 0.005%.
122  |  JPMorgan SmartRetirement Funds

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (d)(e)	Net assets, end of period (000’s)	Net expenses (f)(g)	Net investment income (loss) (b)	Expenses without waivers, reimbursements and earnings credits (f)	Portfolio turnover rate (d)

$23.57	31.43%	$219,749	0.75%	0.97%	0.76%	35%
18.70	0.79	225,092	0.76	1.37	0.77	52
20.34	4.89	283,852	0.75	1.53	0.77	15
20.37	7.74	351,337	0.75	1.08	0.76	28
19.57	14.29	350,593	0.62	1.38(h)	0.83	22

23.54	31.77	47,424	0.50	1.25	0.52	35
18.68	1.07	44,104	0.51	1.63	0.52	52
20.32	5.14	39,417	0.50	1.85	0.52	15
20.36	8.05	25,728	0.50	1.54	0.52	28
19.57	11.49	5,007	0.50	1.16(h)	0.54	22

23.75	32.07	22,627	0.25	1.51	0.26	35
18.83	1.30	43,341	0.25	1.87	0.26	52
20.47	5.41	40,332	0.25	2.07	0.26	15
20.50	8.33	26,845	0.25	1.79	0.29	28
19.70	11.74	43	0.25	2.03(h)	0.35	22

23.81	32.23	1,456,188	0.10	1.65	0.11	35
18.89	1.45	1,449,763	0.10	1.98	0.11	52
20.53	5.64	1,751,724	0.10	2.20	0.11	15
20.54	8.41	2,137,155	0.10	1.72	0.11	28
19.73	14.87	2,727,057	0.09	1.90(h)	0.14	22

23.81	32.37	2,319,866	0.00	1.73	0.01	35
18.89	1.55	2,066,991	0.00	2.09	0.01	52
20.53	5.70	2,130,474	0.00	2.30	0.02	15
20.55	8.58	1,721,936	0.00	1.86	0.01	28
19.73	14.97	638,799	0.00	2.02(h)	0.00 (j)	22
November 1, 2021  |  123

Financial Highlights (continued)

		Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® 2040 Fund
Class R2
Year Ended June 30, 2021	$19.79	$0.20	$6.62	$6.82	$(0.26)	$(0.76)	$(1.02)
Year Ended June 30, 2020	21.92	0.25	(0.05)	0.20	(0.28)	(2.05)	(2.33)
Year Ended June 30, 2019	22.06	0.30	0.62	0.92	(0.39)	(0.67)	(1.06)
Year Ended June 30, 2018	21.08	0.22	1.58	1.80	(0.28)	(0.54)	(0.82)
Year Ended June 30, 2017	18.68	0.25(h)	2.62	2.87	(0.28)	(0.19)	(0.47)
Class R3
Year Ended June 30, 2021	19.83	0.27	6.64	6.91	(0.32)	(0.76)	(1.08)
Year Ended June 30, 2020	21.96	0.31	(0.06)	0.25	(0.33)	(2.05)	(2.38)
Year Ended June 30, 2019	22.12	0.37	0.60	0.97	(0.46)	(0.67)	(1.13)
Year Ended June 30, 2018	21.14	0.28	1.58	1.86	(0.34)	(0.54)	(0.88)
September 9, 2016 (i) through June 30, 2017	19.30	0.13(h)	2.25	2.38	(0.35)	(0.19)	(0.54)
Class R4
Year Ended June 30, 2021	19.93	0.33	6.67	7.00	(0.36)	(0.76)	(1.12)
Year Ended June 30, 2020	22.06	0.34	(0.04)	0.30	(0.38)	(2.05)	(2.43)
Year Ended June 30, 2019	22.19	0.41	0.64	1.05	(0.51)	(0.67)	(1.18)
Year Ended June 30, 2018	21.22	0.30	1.63	1.93	(0.42)	(0.54)	(0.96)
September 9, 2016 (i) through June 30, 2017	19.35	0.31(h)	2.12	2.43	(0.37)	(0.19)	(0.56)
Class R5
Year Ended June 30, 2021	20.03	0.35	6.72	7.07	(0.41)	(0.76)	(1.17)
Year Ended June 30, 2020	22.16	0.39	(0.06)	0.33	(0.41)	(2.05)	(2.46)
Year Ended June 30, 2019	22.29	0.44	0.64	1.08	(0.54)	(0.67)	(1.21)
Year Ended June 30, 2018	21.29	0.36	1.61	1.97	(0.43)	(0.54)	(0.97)
Year Ended June 30, 2017	18.86	0.36(h)	2.65	3.01	(0.39)	(0.19)	(0.58)
Class R6
Year Ended June 30, 2021	20.03	0.38	6.72	7.10	(0.44)	(0.76)	(1.20)
Year Ended June 30, 2020	22.16	0.41	(0.06)	0.35	(0.43)	(2.05)	(2.48)
Year Ended June 30, 2019	22.29	0.47	0.63	1.10	(0.56)	(0.67)	(1.23)
Year Ended June 30, 2018	21.29	0.39	1.60	1.99	(0.45)	(0.54)	(0.99)
Year Ended June 30, 2017	18.86	0.38(h)	2.64	3.02	(0.40)	(0.19)	(0.59)
(a)
Annualized for periods less than one year, unless otherwise noted.
(b)
Net investment income (loss) is affected by timing of distributions from Underlying Funds.
(c)
Calculated based upon average shares outstanding.
(d)
Not annualized for periods less than one year.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(f)
Does not include expenses of Underlying Funds.
(g)
Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(h)
Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(i)
Commencement of offering of class of shares.
(j)
Amount rounds to less than 0.005%.
124  |  JPMorgan SmartRetirement Funds

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (d)(e)	Net assets, end of period (000’s)	Net expenses (f)(g)	Net investment income (loss) (b)	Expenses without waivers, reimbursements and earnings credits (f)	Portfolio turnover rate (d)

$25.59	35.12%	$199,824	0.75%	0.86%	0.77%	33%
19.79	0.30	200,654	0.76	1.22	0.77	50
21.92	4.79	269,143	0.75	1.38	0.77	14
22.06	8.50	352,348	0.75	0.97	0.77	29
21.08	15.62	358,746	0.62	1.28(h)	0.85	24

25.66	35.52	65,461	0.50	1.15	0.51	33
19.83	0.57	57,891	0.51	1.51	0.52	50
21.96	5.02	54,428	0.50	1.72	0.52	14
22.12	8.77	20,650	0.50	1.26	0.52	29
21.14	12.58	9,292	0.50	0.79(h)	0.54	24

25.81	35.83	15,979	0.25	1.43	0.26	33
19.93	0.82	35,248	0.26	1.65	0.27	50
22.06	5.36	42,792	0.25	1.91	0.26	14
22.19	9.04	32,538	0.25	1.34	0.28	29
21.22	12.80	45	0.25	1.93(h)	0.35	24

25.93	36.03	1,668,542	0.10	1.51	0.11	33
20.03	0.96	1,521,908	0.11	1.84	0.12	50
22.16	5.48	1,803,566	0.10	2.06	0.12	14
22.29	9.20	2,173,497	0.10	1.62	0.11	29
21.29	16.22	2,933,133	0.09	1.80(h)	0.15	24

25.93	36.17	2,166,737	0.00	1.61	0.01	33
20.03	1.06	1,899,514	0.01	1.94	0.02	50
22.16	5.58	2,006,280	0.00	2.16	0.02	14
22.29	9.31	1,639,250	0.00	1.71	0.01	29
21.29	16.33	549,101	0.00	1.87(h)	0.00(j)	24
November 1, 2021  |  125

Financial Highlights (continued)

		Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® 2045 Fund
Class R2
Year Ended June 30, 2021	$19.10	$0.16	$7.04	$7.20	$(0.25)	$(0.68)	$(0.93)
Year Ended June 30, 2020	21.02	0.22	(0.14)	0.08	(0.26)	(1.74)	(2.00)
Year Ended June 30, 2019	21.02	0.27	0.61	0.88	(0.37)	(0.51)	(0.88)
Year Ended June 30, 2018	20.01	0.20	1.54	1.74	(0.26)	(0.47)	(0.73)
Year Ended June 30, 2017	17.72	0.24(h)	2.50	2.74	(0.26)	(0.19)	(0.45)
Class R3
Year Ended June 30, 2021	19.12	0.23	7.03	7.26	(0.28)	(0.68)	(0.96)
Year Ended June 30, 2020	21.03	0.28	(0.15)	0.13	(0.30)	(1.74)	(2.04)
Year Ended June 30, 2019	21.03	0.33	0.61	0.94	(0.43)	(0.51)	(0.94)
Year Ended June 30, 2018	20.04	0.28	1.51	1.79	(0.33)	(0.47)	(0.80)
September 9, 2016 (i) through June 30, 2017	18.28	0.13(h)	2.14	2.27	(0.32)	(0.19)	(0.51)
Class R4
Year Ended June 30, 2021	19.22	0.29	7.07	7.36	(0.32)	(0.68)	(1.00)
Year Ended June 30, 2020	21.13	0.32	(0.14)	0.18	(0.35)	(1.74)	(2.09)
Year Ended June 30, 2019	21.13	0.37	0.61	0.98	(0.47)	(0.51)	(0.98)
Year Ended June 30, 2018	20.13	0.34	1.52	1.86	(0.39)	(0.47)	(0.86)
September 9, 2016 (i) through June 30, 2017	18.34	0.29(h)	2.03	2.32	(0.34)	(0.19)	(0.53)
Class R5
Year Ended June 30, 2021	19.29	0.32	7.10	7.42	(0.37)	(0.68)	(1.05)
Year Ended June 30, 2020	21.20	0.35	(0.14)	0.21	(0.38)	(1.74)	(2.12)
Year Ended June 30, 2019	21.19	0.41	0.61	1.02	(0.50)	(0.51)	(1.01)
Year Ended June 30, 2018	20.17	0.34	1.55	1.89	(0.40)	(0.47)	(0.87)
Year Ended June 30, 2017	17.85	0.34(h)	2.53	2.87	(0.36)	(0.19)	(0.55)
Class R6
Year Ended June 30, 2021	19.28	0.34	7.10	7.44	(0.39)	(0.68)	(1.07)
Year Ended June 30, 2020	21.20	0.37	(0.15)	0.22	(0.40)	(1.74)	(2.14)
Year Ended June 30, 2019	21.18	0.43	0.62	1.05	(0.52)	(0.51)	(1.03)
Year Ended June 30, 2018	20.16	0.35	1.56	1.91	(0.42)	(0.47)	(0.89)
Year Ended June 30, 2017	17.85	0.36(h)	2.52	2.88	(0.38)	(0.19)	(0.57)
(a)
Annualized for periods less than one year, unless otherwise noted.
(b)
Net investment income (loss) is affected by timing of distributions from Underlying Funds.
(c)
Calculated based upon average shares outstanding.
(d)
Not annualized for periods less than one year.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(f)
Does not include expenses of Underlying Funds.
(g)
Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(h)
Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(i)
Commencement of offering of class of shares.
(j)
Amount rounds to less than 0.005%.
126  |  JPMorgan SmartRetirement Funds

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (d)(e)	Net assets, end of period (000’s)	Net expenses (f)(g)	Net investment income (loss) (b)	Expenses without waivers, reimbursements and earnings credits (f)	Portfolio turnover rate (d)

$25.37	38.36%	$165,130	0.75%	0.71%	0.77%	32%
19.10	(0.24)	157,856	0.76	1.12	0.77	51
21.02	4.75	192,013	0.75	1.32	0.77	16
21.02	8.65	232,508	0.75	0.92	0.77	26
20.01	15.73	234,513	0.62	1.26(h)	0.88	20

25.42	38.65	29,888	0.50	1.01	0.52	32
19.12	0.04	28,735	0.51	1.39	0.53	51
21.03	5.05	24,908	0.50	1.61	0.53	16
21.03	8.90	15,215	0.50	1.30	0.53	26
20.04	12.70	3,040	0.50	0.84(h)	0.53	20

25.58	39.01	11,680	0.25	1.29	0.27	32
19.22	0.28	22,576	0.26	1.62	0.27	51
21.13	5.28	18,666	0.25	1.81	0.27	16
21.13	9.20	10,785	0.25	1.56	0.30	26
20.13	12.92	35	0.25	1.91(h)	0.35	20

25.66	39.20	1,103,307	0.10	1.41	0.12	32
19.29	0.43	1,036,265	0.10	1.73	0.12	51
21.20	5.45	1,230,281	0.10	1.99	0.12	16
21.19	9.32	1,418,444	0.10	1.58	0.11	26
20.17	16.36	1,826,905	0.09	1.78(h)	0.16	20

25.65	39.36	1,706,379	0.00	1.48	0.02	32
19.28	0.48	1,442,523	0.00	1.84	0.02	51
21.20	5.60	1,598,285	0.00	2.08	0.02	16
21.18	9.44	1,238,000	0.00	1.65	0.02	26
20.16	16.41	438,343	0.00	1.89(h)	0.00(j)	20
November 1, 2021  |  127

Financial Highlights (continued)

		Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® 2050 Fund
Class R2
Year Ended June 30, 2021	$19.20	$0.16	$7.07	$7.23	$(0.25)	$(0.70)	$(0.95)
Year Ended June 30, 2020	21.05	0.23	(0.16)	0.07	(0.26)	(1.66)	(1.92)
Year Ended June 30, 2019	20.98	0.27	0.62	0.89	(0.37)	(0.45)	(0.82)
Year Ended June 30, 2018	19.96	0.19	1.55	1.74	(0.26)	(0.46)	(0.72)
Year Ended June 30, 2017	17.70	0.24(h)	2.48	2.72	(0.26)	(0.20)	(0.46)
Class R3
Year Ended June 30, 2021	19.23	0.24	7.06	7.30	(0.28)	(0.70)	(0.98)
Year Ended June 30, 2020	21.07	0.29	(0.17)	0.12	(0.30)	(1.66)	(1.96)
Year Ended June 30, 2019	21.00	0.32	0.63	0.95	(0.43)	(0.45)	(0.88)
Year Ended June 30, 2018	19.99	0.26	1.53	1.79	(0.32)	(0.46)	(0.78)
September 9, 2016 (i) through June 30, 2017	18.26	0.11(h)	2.14	2.25	(0.32)	(0.20)	(0.52)
Class R4
Year Ended June 30, 2021	19.34	0.29	7.11	7.40	(0.31)	(0.70)	(1.01)
Year Ended June 30, 2020	21.18	0.30	(0.13)	0.17	(0.35)	(1.66)	(2.01)
Year Ended June 30, 2019	21.11	0.37	0.62	0.99	(0.47)	(0.45)	(0.92)
Year Ended June 30, 2018	20.10	0.24	1.61	1.85	(0.38)	(0.46)	(0.84)
September 9, 2016 (i) through June 30, 2017	18.33	0.29(h)	2.02	2.31	(0.34)	(0.20)	(0.54)
Class R5
Year Ended June 30, 2021	19.41	0.32	7.15	7.47	(0.36)	(0.70)	(1.06)
Year Ended June 30, 2020	21.25	0.35	(0.15)	0.20	(0.38)	(1.66)	(2.04)
Year Ended June 30, 2019	21.17	0.41	0.62	1.03	(0.50)	(0.45)	(0.95)
Year Ended June 30, 2018	20.13	0.34	1.55	1.89	(0.39)	(0.46)	(0.85)
Year Ended June 30, 2017	17.85	0.34(h)	2.50	2.84	(0.36)	(0.20)	(0.56)
Class R6
Year Ended June 30, 2021	19.42	0.34	7.16	7.50	(0.39)	(0.70)	(1.09)
Year Ended June 30, 2020	21.26	0.37	(0.15)	0.22	(0.40)	(1.66)	(2.06)
Year Ended June 30, 2019	21.18	0.43	0.62	1.05	(0.52)	(0.45)	(0.97)
Year Ended June 30, 2018	20.14	0.34	1.58	1.92	(0.42)	(0.46)	(0.88)
Year Ended June 30, 2017	17.85	0.35(h)	2.52	2.87	(0.38)	(0.20)	(0.58)
(a)
Annualized for periods less than one year, unless otherwise noted.
(b)
Net investment income (loss) is affected by timing of distributions from Underlying Funds.
(c)
Calculated based upon average shares outstanding.
(d)
Not annualized for periods less than one year.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(f)
Does not include expenses of Underlying Funds.
(g)
Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(h)
Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(i)
Commencement of offering of class of shares.
128  |  JPMorgan SmartRetirement Funds

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (d)(e)	Net assets, end of period (000’s)	Net expenses (f)(g)	Net investment income (loss) (b)	Expenses without waivers, reimbursements and earnings credits (f)	Portfolio turnover rate (d)

$25.48	38.33%	$143,149	0.75%	0.71%	0.77%	33%
19.20	(0.25)	141,456	0.76	1.14	0.78	50
21.05	4.76	185,990	0.75	1.33	0.77	15
20.98	8.66	211,291	0.75	0.92	0.77	25
19.96	15.62	204,684	0.62	1.26(h)	0.93	20

25.55	38.64	32,912	0.50	1.05	0.52	33
19.23	0.02	28,624	0.51	1.44	0.53	50
21.07	5.06	29,624	0.50	1.58	0.53	15
21.00	8.91	16,637	0.50	1.21	0.52	25
19.99	12.59	6,021	0.50	0.72(h)	0.58	20

25.73	38.98	10,679	0.25	1.26	0.27	33
19.34	0.27	21,884	0.25	1.46	0.27	50
21.18	5.27	32,117	0.25	1.82	0.27	15
21.11	9.19	22,930	0.25	1.14	0.28	25
20.10	12.86	48	0.25	1.90(h)	0.35	20

25.82	39.25	1,208,319	0.10	1.37	0.12	33
19.41	0.41	1,040,450	0.10	1.74	0.12	50
21.25	5.45	1,151,555	0.10	1.99	0.12	15
21.17	9.39	1,270,105	0.10	1.61	0.12	25
20.13	16.18	1,572,471	0.09	1.78(h)	0.18	20

25.83	39.36	1,389,666	0.00	1.48	0.02	33
19.42	0.51	1,183,628	0.00	1.83	0.02	50
21.26	5.55	1,333,241	0.00	2.09	0.02	15
21.18	9.49	993,416	0.00	1.60	0.02	25
20.14	16.34	279,122	0.00	1.84(h)	0.01	20
November 1, 2021  |  129

Financial Highlights (continued)

		Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® 2055 Fund
Class R2
Year Ended June 30, 2021	$22.11	$0.19	$8.15	$8.34	$(0.29)	$(0.65)	$(0.94)
Year Ended June 30, 2020	23.75	0.25	(0.18)	0.07	(0.30)	(1.41)	(1.71)
Year Ended June 30, 2019	23.47	0.31	0.72	1.03	(0.41)	(0.34)	(0.75)
Year Ended June 30, 2018	22.26	0.22	1.70	1.92	(0.29)	(0.42)	(0.71)
Year Ended June 30, 2017	19.70	0.26(h)	2.77	3.03	(0.29)	(0.18)	(0.47)
Class R3
Year Ended June 30, 2021	22.10	0.26	8.15	8.41	(0.32)	(0.65)	(0.97)
Year Ended June 30, 2020	23.73	0.33	(0.20)	0.13	(0.35)	(1.41)	(1.76)
Year Ended June 30, 2019	23.46	0.36	0.73	1.09	(0.48)	(0.34)	(0.82)
Year Ended June 30, 2018	22.26	0.29	1.69	1.98	(0.36)	(0.42)	(0.78)
September 9, 2016 (i) through June 30, 2017	20.29	0.14(h)	2.36	2.50	(0.35)	(0.18)	(0.53)
Class R4
Year Ended June 30, 2021	22.18	0.34	8.17	8.51	(0.36)	(0.65)	(1.01)
Year Ended June 30, 2020	23.81	0.37	(0.19)	0.18	(0.40)	(1.41)	(1.81)
Year Ended June 30, 2019	23.53	0.43	0.72	1.15	(0.53)	(0.34)	(0.87)
Year Ended June 30, 2018	22.33	0.29	1.75	2.04	(0.42)	(0.42)	(0.84)
September 9, 2016 (i) through June 30, 2017	20.32	0.33(h)	2.23	2.56	(0.37)	(0.18)	(0.55)
Class R5
Year Ended June 30, 2021	22.23	0.37	8.20	8.57	(0.42)	(0.65)	(1.07)
Year Ended June 30, 2020	23.86	0.40	(0.19)	0.21	(0.43)	(1.41)	(1.84)
Year Ended June 30, 2019	23.58	0.46	0.72	1.18	(0.56)	(0.34)	(0.90)
Year Ended June 30, 2018	22.35	0.38	1.71	2.09	(0.44)	(0.42)	(0.86)
Year Ended June 30, 2017	19.77	0.37(h)	2.78	3.15	(0.39)	(0.18)	(0.57)
Class R6
Year Ended June 30, 2021	22.24	0.39	8.21	8.60	(0.45)	(0.65)	(1.10)
Year Ended June 30, 2020	23.87	0.42	(0.18)	0.24	(0.46)	(1.41)	(1.87)
Year Ended June 30, 2019	23.58	0.48	0.73	1.21	(0.58)	(0.34)	(0.92)
Year Ended June 30, 2018	22.36	0.39	1.71	2.10	(0.46)	(0.42)	(0.88)
Year Ended June 30, 2017	19.78	0.39(h)	2.78	3.17	(0.41)	(0.18)	(0.59)
(a)
Annualized for periods less than one year, unless otherwise noted.
(b)
Net investment income (loss) is affected by timing of distributions from Underlying Funds.
(c)
Calculated based upon average shares outstanding.
(d)
Not annualized for periods less than one year.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(f)
Does not include expenses of Underlying Funds.
(g)
Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(h)
Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(i)
Commencement of offering of class of shares.
130  |  JPMorgan SmartRetirement Funds

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (d)(e)	Net assets, end of period (000’s)	Net expenses (f)(g)	Net investment income (loss) (b)	Expenses without waivers, reimbursements and earnings credits (f)	Portfolio turnover rate (d)

$29.51	38.29%	$108,729	0.75%	0.72%	0.78%	35%
22.11	(0.18)	93,217	0.76	1.11	0.79	59
23.75	4.80	98,714	0.75	1.33	0.79	11
23.47	8.57	100,046	0.75	0.92	0.79	21
22.26	15.62	83,587	0.62	1.24(h)	0.99	17

29.54	38.64	14,248	0.50	1.00	0.53	35
22.10	0.09	12,681	0.50	1.46	0.55	59
23.73	5.06	11,479	0.50	1.58	0.55	11
23.46	8.86	5,694	0.50	1.24	0.57	21
22.26	12.59	1,304	0.50	0.80(h)	0.74	17

29.68	38.98	4,137	0.25	1.30	0.28	35
22.18	0.33	8,754	0.25	1.63	0.29	59
23.81	5.33	6,657	0.25	1.89	0.29	11
23.53	9.12	4,320	0.25	1.21	0.33	21
22.33	12.84	23	0.25	1.93(h)	0.35	17

29.73	39.20	549,015	0.10	1.41	0.13	35
22.23	0.48	458,536	0.10	1.75	0.13	59
23.86	5.46	492,994	0.10	2.00	0.13	11
23.58	9.32	466,450	0.10	1.62	0.13	21
22.35	16.23	464,633	0.09	1.77(h)	0.20	17

29.74	39.32	782,080	0.00	1.47	0.03	35
22.24	0.58	599,703	0.00	1.82	0.03	59
23.87	5.60	695,353	0.00	2.09	0.03	11
23.58	9.37	439,087	0.00	1.62	0.04	21
22.36	16.32	124,562	0.00	1.85(h)	0.01	17
November 1, 2021  |  131

Financial Highlights (continued)

		Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® 2060 Fund
Class R2
Year Ended June 30, 2021	$17.49	$0.15	$6.46	$6.61	$(0.22)	$(0.44)	$(0.66)
Year Ended June 30, 2020	18.16	0.21	(0.24)	(0.03)	(0.24)	(0.40)	(0.64)
Year Ended June 30, 2019	17.73	0.24	0.58	0.82	(0.32)	(0.07)	(0.39)
Year Ended June 30, 2018	16.58	0.14	1.31	1.45	(0.23)	(0.07)	(0.30)
August 31, 2016 (h) through June 30, 2017	15.00	0.09 (i)	1.67	1.76	(0.18)	—	(0.18)
Class R3
Year Ended June 30, 2021	17.52	0.21	6.47	6.68	(0.25)	(0.44)	(0.69)
Year Ended June 30, 2020	18.17	0.26	(0.23)	0.03	(0.28)	(0.40)	(0.68)
Year Ended June 30, 2019	17.74	0.28	0.58	0.86	(0.36)	(0.07)	(0.43)
Year Ended June 30, 2018	16.58	0.21	1.28	1.49	(0.26)	(0.07)	(0.33)
September 9, 2016 (j) through June 30, 2017	14.82	0.13 (i)	1.83	1.96	(0.20)	—	(0.20)
Class R4
Year Ended June 30, 2021	17.54	0.30	6.44	6.74	(0.29)	(0.44)	(0.73)
Year Ended June 30, 2020	18.20	0.26	(0.20)	0.06	(0.32)	(0.40)	(0.72)
Year Ended June 30, 2019	17.76	0.33	0.58	0.91	(0.40)	(0.07)	(0.47)
Year Ended June 30, 2018	16.60	0.28	1.25	1.53	(0.30)	(0.07)	(0.37)
September 9, 2016 (j) through June 30, 2017	14.82	0.23 (i)	1.76	1.99	(0.21)	—	(0.21)
Class R5
Year Ended June 30, 2021	17.54	0.28	6.50	6.78	(0.32)	(0.44)	(0.76)
Year Ended June 30, 2020	18.20	0.31	(0.23)	0.08	(0.34)	(0.40)	(0.74)
Year Ended June 30, 2019	17.76	0.35	0.58	0.93	(0.42)	(0.07)	(0.49)
Year Ended June 30, 2018	16.59	0.27	1.29	1.56	(0.32)	(0.07)	(0.39)
August 31, 2016 (h) through June 30, 2017	15.00	0.14 (i)	1.69	1.83	(0.24)	—	(0.24)
Class R6
Year Ended June 30, 2021	17.57	0.30	6.50	6.80	(0.34)	(0.44)	(0.78)
Year Ended June 30, 2020	18.22	0.33	(0.22)	0.11	(0.36)	(0.40)	(0.76)
Year Ended June 30, 2019	17.78	0.37	0.58	0.95	(0.44)	(0.07)	(0.51)
Year Ended June 30, 2018	16.60	0.28	1.30	1.58	(0.33)	(0.07)	(0.40)
August 31, 2016 (h) through June 30, 2017	15.00	0.15 (i)	1.70	1.85	(0.25)	—	(0.25)
(a)
Annualized for periods less than one year, unless otherwise noted.
(b)
Net investment income (loss) is affected by timing of distributions from Underlying Funds.
(c)
Calculated based upon average shares outstanding.
(d)
Not annualized for periods less than one year.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(f)
Does not include expenses of Underlying Funds.
(g)
Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(h)
Commencement of operations.
(i)
Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(j)
Commencement of offering of class of shares.
132  |  JPMorgan SmartRetirement Funds

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (d)(e)	Net assets, end of period (000’s)	Net expenses (f)(g)	Net investment income (loss) (b)	Expenses without waivers, reimbursements and earnings credits (f)	Portfolio turnover rate (d)

$23.44	38.34%	$9,829	0.75%	0.72%	0.84%	36%
17.49	(0.39)	5,747	0.75	1.17	0.93	41
18.16	4.91	3,816	0.75	1.38	0.91	12
17.73	8.69	2,321	0.75	0.78	1.50	39
16.58	11.84	256	0.70	0.64 (i)	1.61	116

23.51	38.64	7,448	0.50	0.99	0.59	36
17.52	(0.07)	4,378	0.50	1.47	0.68	41
18.17	5.18	3,361	0.50	1.58	0.71	12
17.74	8.93	1,012	0.50	1.16	1.40	39
16.58	13.32	177	0.50	1.00 (i)	1.30	116

23.55	38.98	1,255	0.25	1.44	0.36	36
17.54	0.12	1,262	0.25	1.46	0.42	41
18.20	5.47	1,818	0.25	1.87	0.41	12
17.76	9.20	351	0.25	1.54	1.15	39
16.60	13.59	23	0.25	1.82 (i)	1.57	116

23.56	39.25	92,080	0.10	1.31	0.17	36
17.54	0.26	55,957	0.10	1.77	0.24	41
18.20	5.60	35,100	0.10	1.99	0.23	12
17.76	9.37	16,799	0.10	1.51	0.79	39
16.59	12.34	4,073	0.10	1.06 (i)	0.73	116

23.59	39.32	235,256	0.00	1.41	0.08	36
17.57	0.41	139,446	0.00	1.89	0.14	41
18.22	5.69	84,379	0.00	2.12	0.13	12
17.78	9.52	34,676	0.00	1.56	0.67	39
16.60	12.46	1,599	0.00	1.08 (i)	0.59	116
November 1, 2021  |  133

How to Reach Us
MORE INFORMATION
For investors who want more information on these Funds the following documents are available free upon request:
ANNUAL AND SEMI-ANNUAL REPORTS
Our annual and semi-annual reports contain more information about each Fund’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Fund’s performance during the last fiscal year.
STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains more detailed information about the Funds and their policies. It is incorporated by reference into this prospectus. That means, by law, it is considered to be part of this prospectus.
You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-480-4111 or writing to:
J.P. Morgan Funds Services
P.O. Box 219143
Kansas City, MO 64121-9143
If you buy shares through a Financial Intermediary, please contact that Financial Intermediary directly for more information. You can also find information online at www.jpmorganfunds.com.
Reports, a copy of the SAI and other information about the Funds are also available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.
Investment Company Act File No. 811-21295
©JPMorgan Chase & Co., 2021. All rights reserved. November 2021.

PR-SRR2R3R4R5R6-1121-2